UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman Sachs & Co. LLC 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 38.7%
Aerospace & Defense – 0.6%
24,830	Northrop Grumman Corp.	$ 6,841,907
14,066	Raytheon Co.	2,317,514

		9,159,421

Banks – 3.8%
200,919	Bank of America Corp.	5,720,164
247,120	BB&T Corp.	12,059,456
90,177	Commerce Bancshares, Inc.	5,392,585
31,644	Cullen/Frost Bankers, Inc.	3,078,328
126,535	JPMorgan Chase & Co.	13,096,372
40,845	M&T Bank Corp.	6,720,636
191,245	SunTrust Banks, Inc.	11,363,778
102,448	Wells Fargo & Co.	5,010,732

		62,442,051

Biotechnology – 0.2%
49,197	Gilead Sciences, Inc.	3,444,282

Capital Markets – 0.8%
98,707	Northern Trust Corp.	8,731,621
54,421	Singapore Exchange Ltd. ADR	4,681,295

		13,412,916

Chemicals – 0.9%
39,254	DowDuPont, Inc.	2,112,258
22,138	Ecolab, Inc.	3,501,567
51,298	Linde PLC	8,362,087

		13,975,912

Commercial Services & Supplies – 0.4%
93,965	Republic Services, Inc.	7,208,055

Communications Equipment – 1.1%
366,272	Cisco Systems, Inc.	17,321,003

Construction & Engineering – 0.6%
427,531	Vinci SA ADR	9,397,131

Diversified Telecommunication Services – 1.2%
271,827	AT&T, Inc.	8,171,120
201,952	Verizon Communications, Inc.	11,119,477

		19,290,597

Electric Utilities – 2.2%
105,090	Duke Energy Corp.	9,224,800
1,584,622	Enel SpA ADR	9,523,578
260,729	Fortis, Inc.	9,302,811
81,035	Pinnacle West Capital Corp.	7,140,804

		35,191,993

Electronic Equipment, Instruments & Components – 0.3%
59,252	TE Connectivity Ltd.	4,796,449

Energy Equipment & Services – 0.3%
118,242	Schlumberger Ltd.	5,227,479

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.8%
34,142	American Tower Corp.	$ 5,901,103
31,687	AvalonBay Communities, Inc.	6,113,056
52,640	Camden Property Trust	5,103,448
78,083	Crown Castle International Corp.	9,140,396
165,992	Hudson Pacific Properties, Inc.	5,389,760
176,679	Klepierre SA	6,054,596
295,155	SITE Centers Corp.	3,857,676
52,416	Ventas, Inc.	3,380,308

		44,940,343

Food Products – 0.8%
160,231	Mondelez International, Inc. Class A	7,412,286
121,943	The Kraft Heinz Co.	5,860,581

		13,272,867

Health Care Equipment & Supplies – 1.5%
120,010	Abbott Laboratories	8,758,330
175,417	Medtronic PLC	15,505,108

		24,263,438

Health Care Providers & Services – 0.1%
37,711	CVS Health Corp.	2,471,956

Hotels, Restaurants & Leisure – 0.6%
58,142	McDonald’s Corp.	10,394,627

Household Products – 0.6%
98,241	The Procter & Gamble Co.	9,477,309

Industrial Conglomerates – 1.1%
32,867	3M Co.	6,583,260
73,876	Honeywell International, Inc.	10,610,810

		17,194,070

Insurance – 0.8%
76,193	Principal Financial Group, Inc.	3,814,983
35,618	RenaissanceRe Holdings Ltd.	4,916,353
34,833	The Travelers Cos., Inc.	4,372,935

		13,104,271

Interactive Media & Services(a) – 0.4%
6,010	Alphabet, Inc. Class A	6,766,599

IT Services – 0.2%
39,993	Fidelity National Information Services, Inc.	4,180,468

Machinery – 0.4%
48,400	Stanley Black & Decker, Inc.	6,119,696

Media – 0.6%
250,338	Comcast Corp. Class A	9,154,861

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining(b) – 0.6%
165,407	Rio Tinto PLC ADR	$ 9,307,452

Multi-Utilities – 0.4%
67,383	Public Service Enterprise Group, Inc.	3,675,743
28,939	Sempra Energy	3,385,284

		7,061,027

Oil, Gas & Consumable Fuels – 5.4%
109,593	Antero Midstream Partners LP	2,760,648
605	Aspect Software, Inc.	1,814
260,072	Blue Ridge Mountain Resources, Inc.(a)(c)(d)	1,118,464
276,025	BP PLC ADR	11,350,148
180,336	Chevron Corp.	20,675,522
629,290	Energy Transfer LP	9,256,856
69,421	Exxon Mobil Corp.	5,087,171
79,955	Marathon Petroleum Corp.	5,297,818
147,409	Plains All American Pipeline LP	3,356,503
318,453	Royal Dutch Shell PLC ADR Class A	19,658,104
362,523	The Williams Cos., Inc.	9,762,744

		88,325,792

Personal Products – 0.7%
200,109	Unilever NV	10,707,833

Pharmaceuticals – 3.9%
163,754	AstraZeneca PLC ADR	5,990,121
181,420	Bristol-Myers Squibb Co.	8,956,705
171,229	Johnson & Johnson	22,787,155
97,313	Merck & Co., Inc.	7,243,007
431,366	Pfizer, Inc.	18,311,487

		63,288,475

Road & Rail – 0.6%
65,345	Union Pacific Corp.	10,394,429

Semiconductors & Semiconductor Equipment – 1.1%
48,742	Analog Devices, Inc.	4,818,634
157,095	Intel Corp.	7,402,316
50,673	Texas Instruments, Inc.	5,101,758

		17,322,708

Software – 1.7%
270,793	Microsoft Corp.	28,278,913

Technology Hardware, Storage & Peripherals – 0.4%
39,867	Apple, Inc.	6,635,464

Tobacco – 0.5%
169,712	Altria Group, Inc.	8,375,287

Water Utilities – 0.5%
82,399	American Water Works Co., Inc.	7,883,112

Wireless Telecommunication Services – 0.6%
505,206	Vodafone Group PLC ADR	9,214,958

TOTAL COMMON STOCKS (Cost $573,125,549)		$ 629,003,244

Shares	Dividend Rate		Value

Preferred Stocks(e) – 1.0%
Capital Markets(f) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%		$ 4,824,929

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500		911,393

Electric Utilities(f) – 0.4%
SCE Trust III (3M USD LIBOR + 2.990%)
312,720	5.750		6,485,813
SCE Trust V (3M USD LIBOR + 3.790%)
27,702	5.450		570,661

			7,056,474

Insurance(f) – 0.2%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	7.376		3,290,546

TOTAL PREFERRED STOCKS – 1.0% (Cost $17,212,262)			$ 16,083,342

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 41.9%
Aerospace & Defense – 0.3%
Arconic, Inc.(e)
$2,950,000	5.400%	04/15/21	$ 3,025,136
Bombardier, Inc.(g)
2,450,000	7.750	03/15/20	2,526,563

			5,551,699

Agriculture(e) – 0.5%
BAT Capital Corp.
10,000,000	4.390	08/15/37	8,503,000

Airlines(g) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
1,847,619	5.375	11/15/22	1,877,440

Automotive – 1.3%
Delphi Technologies PLC(g)
5,000,000	5.000	10/01/25	4,286,125
Ford Motor Credit Co. LLC
2,500,000	5.875	08/02/21	2,561,250
General Motors Co.(e)
3,000,000	6.600	04/01/36	3,041,400
IHO Verwaltungs GmbH(e)(g)(h) (PIK+ 5.250%)
12,000,000	4.500	09/15/23	11,355,000

			21,243,775

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – 3.2%
Bank of America Corp.(e)(f) (3M USD LIBOR + 3.898%)
$4,000,000	6.100%	12/29/49	$ 4,175,000
Barclays PLC(e)(f) (5 year USD Swap + 5.022%)
3,000,000	6.625	06/29/49	2,985,000
CIT Group, Inc.(e)
4,025,000	5.250	03/07/25	4,145,750
Citigroup, Inc.(e)(f) (3M USD LIBOR + 4.517%)
4,000,000	6.250	12/29/49	4,140,000
Credit Agricole SA(e)(f)(g) (5 year USD Swap + 4.697%)
2,500,000	6.625	09/29/49	2,503,125
Credit Suisse Group AG(e)(f)(g) (5 year USD Swap + 4.598%)
4,025,000	7.500	12/29/49	4,271,532
ING Groep NV(e)(f)
(5 year USD Swap + 4.445%)
4,275,000	6.000	12/29/49	4,269,656
(5 year USD Swap + 4.446%)
5,000,000	6.500	12/29/49	4,875,000
Intesa Sanpaolo SpA(g)
8,000,000	5.017	06/26/24	7,340,000
JPMorgan Chase & Co.(e)(f) (3M USD LIBOR + 3.330%)
4,000,000	6.125	12/29/49	4,114,280
Royal Bank of Scotland Group PLC
2,975,000	6.000	12/19/23	3,107,783
UBS Group Funding Switzerland AG(e)(f) (5 year USD Swap + 4.590%)
6,000,000	6.875	12/29/49	6,020,580

			51,947,706

Beverages(e) – 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(g)
3,000,000	4.700	02/01/36	2,882,760
Anheuser-Busch InBev Worldwide, Inc.
3,000,000	4.150	01/23/25	3,082,020
Keurig Dr Pepper, Inc.(g)
2,000,000	4.057	05/25/23	2,022,080

			7,986,860

Building Materials(e)(g) – 0.6%
BMC East LLC
3,000,000	5.500	10/01/24	2,850,000
Builders FirstSource, Inc.
4,000,000	5.625	09/01/24	3,815,000
Masonite International Corp.
3,000,000	5.625	03/15/23	3,030,000

			9,695,000

Chemicals(e) – 0.5%
Ashland LLC
3,010,000	6.875	05/15/43	3,010,000
PQ Corp.(g)
3,400,000	6.750	11/15/22	3,548,750
Valvoline, Inc.
1,950,000	5.500	07/15/24	1,979,250

			8,538,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(e)(g) – 0.4%
Nielsen Finance LLC/Nielsen Finance Co.
$4,000,000	5.000%	04/15/22	$ 3,985,000
Refinitiv US Holdings, Inc.
3,000,000	8.250	11/15/26	2,812,500

			6,797,500

Computers(e) – 1.0%
Banff Merger Sub, Inc.(g)
4,000,000	9.750	09/01/26	3,810,000
Dell International LLC/EMC Corp.(g)
5,000,000	8.100	07/15/36	5,745,650
Hewlett Packard Enterprise Co.
3,000,000	6.200	10/15/35	3,085,290
Western Digital Corp.
3,000,000	4.750	02/15/26	2,790,000

			15,430,940

Diversified Financial Services – 3.0%
Ally Financial, Inc.
5,000,000	8.000	11/01/31	6,000,000
CoBank ACB(e)(f) (3M USD LIBOR + 4.660%)
5,350,000	6.250	12/29/49	5,536,180
Curo Group Holdings Corp.(e)(g)
5,000,000	8.250	09/01/25	4,237,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)
4,000,000	6.250	02/01/22	4,095,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(e)(g)
2,500,000	5.875	08/01/21	2,509,375
4,000,000	5.250	03/15/22	4,020,000
Nationstar Mortgage Holdings, Inc.(e)(g)
3,050,000	8.125	07/15/23	3,084,313
Nationstar Mortgage LLC/Nationstar Capital Corp.(e)
6,000,000	6.500	07/01/21	5,985,000
Navient Corp.
5,000,000	5.875	03/25/21	5,062,500
3,000,000	5.500	01/25/23	2,898,750
Quicken Loans, Inc.(e)(g)
2,000,000	5.750	05/01/25	1,929,052
Springleaf Finance Corp.
3,500,000	7.125	03/15/26	3,329,375

			48,687,045

Electrical(e)(g) – 0.5%
Calpine Corp.
2,000,000	6.000	01/15/22	2,015,000
3,000,000	5.875	01/15/24	3,000,000
Electricite de France SA(f) (10 year USD Swap + 3.709%)
2,500,000	5.250	01/29/49	2,468,750

			7,483,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(e)(g) – 0.2%
WMG Acquisition Corp.
$3,795,000	5.625%		04/15/22	$ 3,832,950

Food & Drug Retailing(e) – 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC(g)
1,440,000	7.500		03/15/26	1,441,800
B&G Foods, Inc.
4,020,000	5.250		04/01/25	3,939,600
Post Holdings, Inc.(g)
6,000,000	5.500		03/01/25	5,962,500

				11,343,900

Gas(e) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
4,000,000	5.875		08/20/26	3,930,000

Health Care Products(e) – 0.1%
Becton Dickinson & Co.
2,000,000	2.894		06/06/22	1,962,780

Healthcare Providers & Services – 3.0%
CHS/Community Health Systems, Inc.(e)
4,000,000	6.875		02/01/22	2,270,000
3,000,000	6.250		03/31/23	2,865,000
DaVita, Inc.(e)
8,000,000	5.000		05/01/25	7,700,000
HCA, Inc.
3,000,000	4.750		05/01/23	3,082,380
12,000,000	5.000		03/15/24	12,480,000
6,000,000	5.875	(e)	02/15/26	6,330,000
Tenet Healthcare Corp.
9,095,000	7.500	(e)(g)	01/01/22	9,447,431
3,000,000	8.125		04/01/22	3,135,000
1,550,000	6.250	(e)(g)	02/01/27	1,573,250

				48,883,061

Home Builders – 0.4%
PulteGroup, Inc.
3,000,000	7.875		06/15/32	3,195,000
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
3,000,000	4.375		06/15/19	3,000,000

				6,195,000

Household Products(e) – 0.4%
Spectrum Brands, Inc.
7,000,000	6.625		11/15/22	7,166,250

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.2%
Fidelity & Guaranty Life Holdings, Inc.(e)(g)
	$2,850,000	5.500%	05/01/25	$ 2,743,125
Transatlantic Holdings, Inc.
	75,000	8.000	11/30/39	101,507

				2,844,632

Internet – 0.7%
Netflix, Inc.
	3,000,000	5.875	02/15/25	3,105,000
Symantec Corp.(e)(g)
	4,000,000	5.000	04/15/25	4,006,772
VeriSign, Inc.(e)
	4,000,000	5.250	04/01/25	4,100,000

				11,211,772

Iron/Steel(e) – 0.2%
Cleveland-Cliffs, Inc.
	4,000,000	5.750	03/01/25	3,870,000

Lodging – 0.5%
MGM Resorts International
	8,000,000	6.750	10/01/20	8,340,000

Media – 6.1%
Altice Financing SA(e)(g)
	6,000,000	6.625	02/15/23	6,015,000
Altice Finco SA(e)(g)
	2,000,000	8.125	01/15/24	1,970,000
Altice France SA(e)(g)
	5,000,000	7.375	05/01/26	4,825,000
CCO Holdings LLC/CCO Holdings Capital Corp.(e)(g)
	4,000,000	5.875	05/01/27	4,005,000
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	12,000,000	6.384	10/23/35	12,833,760
Clear Channel Worldwide Holdings, Inc.(e)
	4,000,000	6.500	11/15/22	4,090,000
CSC Holdings LLC(e)(g)
	5,450,000	5.500	05/15/26	5,381,875
DISH DBS Corp.
	8,000,000	5.875	07/15/22	7,580,000
Gray Television, Inc.(e)(g)
	2,125,000	7.000	05/15/27	2,196,719
Meredith Corp.(e)(g)
	10,000	6.875	02/01/26	10,300
Sirius XM Radio, Inc.(e)(g)
	12,000,000	6.000	07/15/24	12,435,000
Univision Communications, Inc.(e)(g)
	12,000,000	5.125	05/15/23	11,190,000
UPCB Finance IV Ltd.(e)(g)
	8,000,000	5.375	01/15/25	7,720,000
Videotron Ltd.(e)(g)
	10,000,000	5.375	06/15/24	10,275,000
Virgin Media Secured Finance PLC(e)
GBP	4,000,000	4.875	01/15/27	5,024,212
Ziggo Bond Co. B.V.(e)(g)
	$3,000,000	5.875	01/15/25	2,835,000

				98,386,866

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – 0.5%
First Quantum Minerals Ltd.(e)(g)
$4,000,000	7.250%		04/01/23	$ 3,805,000
Freeport-McMoRan, Inc.(e)
2,000,000	5.400		11/14/34	1,750,000
Glencore Finance Canada Ltd.(g)
3,000,000	5.550		10/25/42	2,950,350

				8,505,350

Oil Field Services – 3.0%
Antero Resources Corp.(e)
5,000,000	5.125		12/01/22	5,000,000
3,000,000	5.625		06/01/23	3,015,000
Chesapeake Energy Corp.
3,000,000	8.000	(e)	01/15/25	3,015,000
2,000,000	5.500		09/15/26	1,785,756
Gulfport Energy Corp.(e)
3,200,000	6.375		01/15/26	2,976,000
Halcon Resources Corp.(e)
3,089,000	6.750		02/15/25	2,347,640
Laredo Petroleum, Inc.(e)
4,000,000	5.625		01/15/22	3,860,000
Matador Resources Co.(e)
3,000,000	5.875		09/15/26	2,985,000
MEG Energy Corp.(e)(g)
3,000,000	6.375		01/30/23	2,647,500
Nexen Energy ULC
5,000	6.400		05/15/37	6,178
50,000	7.500		07/30/39	70,025
Nine Energy Service, Inc.(e)(g)
1,450,000	8.750		11/01/23	1,453,625
Noble Holding International Ltd.(e)
6,000,000	7.750		01/15/24	5,025,000
1,975,000	7.875	(g)	02/01/26	1,821,937
Range Resources Corp.(e)
4,000,000	5.875		07/01/22	4,010,000
Transocean, Inc.(e)(g)
3,000,000	9.000		07/15/23	3,127,500
Weatherford International Ltd.
1,000,000	5.875		07/01/21	684,155
5,000,000	9.875	(e)	02/15/24	3,250,000
Whiting Petroleum Corp.
1,000,000	1.250		04/01/20	957,440

				48,037,756

Packaging(e)(g) – 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6,000,000	6.000		02/15/25	5,835,000
Sealed Air Corp.
2,000,000	5.250		04/01/23	2,040,000

				7,875,000

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(e) – 0.8%
Bausch Health Cos., Inc.(g)
$4,000,000	9.000%	12/15/25	$ 4,260,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(g)
8,000,000	6.000	07/15/23	6,540,000
Mylan NV
3,000,000	3.950	06/15/26	2,833,920

			13,633,920

Pipelines – 2.7%
DCP Midstream Operating LP(g)
4,000,000	6.750	09/15/37	4,080,000
Energy Transfer LP(e)
4,000,000	4.250	03/15/23	4,035,000
Energy Transfer Operating LP
2,985,000	6.625	10/15/36	3,215,203
Enterprise Products Operating LLC(e)(f) (3M USD LIBOR + 2.778%)
1,000,000	5.516	06/01/67	916,110
Genesis Energy LP/Genesis Energy Finance Corp.(e)
6,000,000	6.000	05/15/23	5,760,000
Kinder Morgan Energy Partners LP
7,000,000	7.300	08/15/33	8,463,840
NGPL PipeCo LLC(e)(g)
1,315,000	4.375	08/15/22	1,315,000
Plains All American Pipeline LP/PAA Finance Corp.(e)
3,000,000	3.600	11/01/24	2,896,830
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(e)
5,000,000	5.125	02/01/25	4,912,500
The Williams Cos., Inc.
7,000,000	7.500	01/15/31	8,537,592

			44,132,075

Real Estate Investment Trusts – 2.4%
American Tower Corp.
2,250,000	5.000	02/15/24	2,374,875
Crown Castle International Corp.
2,250,000	5.250	01/15/23	2,363,733
Equinix, Inc.(e)
3,000,000	5.375	04/01/23	3,045,000
8,000,000	5.750	01/01/25	8,240,000
MPT Operating Partnership LP/MPT Finance Corp.(e)
4,000,000	6.375	03/01/24	4,187,400
3,000,000	5.000	10/15/27	2,919,600
SBA Communications Corp.(e)
15,016,000	4.875	07/15/22	15,166,160

			38,296,768

Retailing – 0.6%
1011778 BC ULC/New Red Finance, Inc.(e)(g)
3,000,000	5.000	10/15/25	2,898,750

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
JC Penney Corp., Inc.
$850,000	8.625	%(e)(g)	03/15/25	$ 476,000
6,000,000	7.400	(i)	04/01/37	2,175,000
L Brands, Inc.
3,000,000	6.875		11/01/35	2,580,000
The Neiman Marcus Group LLC
1,500,000	7.125		06/01/28	1,268,910

				9,398,660

Semiconductors(g) – 0.3%
Microchip Technology, Inc.
2,000,000	3.922		06/01/21	1,973,366
NXP B.V./NXP Funding LLC
3,000,000	4.125		06/01/21	3,016,080

				4,989,446

Software(e) – 0.4%
First Data Corp.(g)
3,000,000	5.750		01/15/24	3,082,500
Nuance Communications, Inc.
3,000,000	5.625		12/15/26	2,940,000

				6,022,500

Telecommunication Services – 5.9%
AT&T, Inc.(e)
3,000,000	5.250		03/01/37	3,054,060
CenturyLink, Inc.
5,000,000	6.450		06/15/21	5,087,500
Digicel Group One Ltd.(e)(g)
1,955,000	8.250		12/30/22	1,612,875
Digicel Group Two Ltd.(e)(g)
1,845,000	8.250		09/30/22	1,005,525
Frontier Communications Corp.(e)
6,000,000	11.000		09/15/25	3,870,000
2,050,000	8.500	(g)	04/01/26	1,852,687
Intelsat Jackson Holdings SA(e)(g)
8,000,000	8.000		02/15/24	8,330,000
3,000,000	8.500		10/15/24	3,022,500
Nokia of America Corp.
3,000,000	6.450		03/15/29	2,940,000
SoftBank Group Corp.(e)
7,000,000	6.125		04/20/25	7,183,610
Sprint Corp.
15,000,000	7.875		09/15/23	15,937,500
T-Mobile USA, Inc.(e)
3,000,000	4.000		04/15/22	2,962,500
6,000,000	6.500		01/15/26	6,337,500
Telecom Italia Capital SA
4,000,000	7.721		06/04/38	3,955,000
Telecom Italia SpA(g)
5,000,000	5.303		05/30/24	4,731,250

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc.
$3,000,000	5.250%	03/16/37	$ 3,241,350
Wind Tre SpA(e)(g)
12,010,000	5.000	01/20/26	9,938,275
Windstream Services LLC/Windstream Finance Corp.(e)(g)
2,500,000	9.000	06/30/25	1,868,750
10,008,000	8.625	10/31/25	9,445,050

			96,375,932

Trucking & Leasing(g) – 0.2%
Park Aerospace Holdings Ltd.
3,000,000	5.250	08/15/22	3,037,500

TOTAL CORPORATE OBLIGATIONS (Cost $696,865,381)			$ 682,014,833

Mortgage-Backed Obligations(f) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Interest Only(j) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X (1 year CMT + 2.912%)
$2,817	0.000%	08/25/33	$ —
CS First Boston Mortgage-Backed Pass-Through Certificates Series 2003-AR18, Class 2X (1 year CMT + 2.999%)
7,891	0.000	07/25/33	—
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX (6M USD LIBOR + 3.592%)
18,498	0.123	08/25/33	93
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX (6M USD LIBOR + 3.176%)
2,786	0.320	07/25/33	31

			124

Sequential Floating Rate – 0.0%
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1 (1M LIBOR + 0.300%)
85,001	3.106	08/25/35	78,655
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1 (1M LIBOR + 0.520%)
57,728	3.026	01/25/36	56,710
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
265,984	2.696	07/25/47	244,394

			379,759

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $229,537)			$ 379,883

Asset-Backed Securities(f) – 0.0%
Home Equity – 0.0%
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
$16,359	2.735%	02/15/34	$ 15,938
(Cost $16,351)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)(k) – 9.5%
Aerospace – 0.3%
TransDigm, Inc.
(1M LIBOR + 2.500%)
$1,915,674	4.999%	06/09/23	$ 1,873,376
(1M LIBOR + 2.500%)
3,446,130	4.999	08/22/24	3,356,738

			5,230,114

Chemicals – 0.2%
Starfruit Finco B.V. (1M LIBOR + 3.250%)
3,000,000	5.764	10/01/25	2,930,640

Computers – 0.2%
Dell International LLC (1M LIBOR + 1.750%)
2,921,053	4.250	09/07/21	2,883,079

Diversified Financial Services – 0.1%
Fortress Investment Group LLC (1M LIBOR + 2.000%)
1,999,092	4.499	12/27/22	1,970,106

Entertainment – 0.1%
AMC Entertainment Holdings, Inc. (1M LIBOR + 2.250%)
1,994,845	4.759	12/15/22	1,960,354

Environmental – 0.1%
Advanced Disposal Services, Inc. (1W LIBOR + 2.250%)
1,994,609	4.662	11/10/23	1,970,614
EnergySolutions LLC (3M LIBOR + 3.750%)
1,997,494	6.553	05/09/25	1,707,857

			3,678,471

Food & Beverages – 0.6%
Chobani LLC/Chobani Finance Corp., Inc. (1M LIBOR + 3.500%)
2,984,783	5.999	10/10/23	2,854,945
Shearer’s Foods, Inc.
(1M LIBOR + 4.250%)
2,504,672	6.749	06/30/21	2,450,196
(1M LIBOR + 6.750%)
854,533	9.249	06/30/22	797,921
US Foods, Inc. (1M LIBOR + 2.000%)
4,106,120	4.499	06/27/23	4,034,263

			10,137,325

Health Care - Services – 0.6%
Change Healthcare Holdings LLC (1M LIBOR + 2.750%)
1,994,819	5.249	03/01/24	1,950,933
Sotera Health Holdings LLC (1M LIBOR + 3.000%)
2,000,000	4.000	05/15/22	1,946,420
U.S. Renal Care, Inc. (3M LIBOR + 4.250%)
4,049,750	7.053	12/30/22	3,952,313
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,396,500	6.999	08/27/25	1,383,121

			9,232,787

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)(k) – (continued)
Health Care - Services – 0.1%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
$2,000,000	5.553%	06/07/23	$ 1,933,120

Home Construction(l) – 0.1%
Brookfield Residential Properties, Inc.
1,000,000	2.250	08/27/21	997,500

Insurance – 0.1%
USI, Inc. (3M LIBOR + 3.000%)
1,000,000	3.000	05/16/24	957,500

Media - Broadcasting & Radio – 0.2%
Getty Images, Inc. (1M LIBOR + 3.500%)
3,741,588	5.999	10/18/19	3,716,632

Media - Cable – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,724,748	4.759	07/17/25	1,668,159
(1M LIBOR + 2.500%)
3,821,125	5.009	01/25/26	3,728,768

			5,396,927

Metals & Mining – 0.2%
Aleris International, Inc. (1M LIBOR + 4.750%)
3,980,000	7.249	02/27/23	3,975,025

Noncaptive - Financial – 0.3%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 2.000%)
4,956,991	4.503	01/15/25	4,901,225

Oil Field Services – 0.0%
MEG Energy Corp. (1M LIBOR + 3.500%)
519,392	6.000	12/31/23	514,847

Packaging – 0.4%
BWAY Holding Co. (3M LIBOR + 3.250%)
2,992,405	6.033	04/03/24	2,882,075
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
2,992,366	5.249	02/05/23	2,947,212

			5,829,287

Pharmaceuticals – 0.5%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	10.249	09/26/25	4,008,350
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
4,888,469	5.513	06/02/25	4,831,811

			8,840,161

Restaurants – 0.3%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
4,267,790	4.749	02/16/24	4,193,104

Services Cyclical - Business Services – 0.6%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,992,462	5.760	12/22/23	2,960,054

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)(k) – (continued)
Sabre GLBL, Inc. (1M LIBOR + 2.000%)
$3,670,320	4.499%	02/22/24	$ 3,618,128
Worldpay, LLC (1M LIBOR + 1.500%)
3,025,088	3.973	01/16/23	2,985,762

			9,563,944

Services Cyclical - Consumer Services – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
2,751,468	5.499	08/04/22	2,705,271

Technology - Software/Services – 3.5%
Ancestry.com Operations, Inc. (1M LIBOR + 3.250%)
5,154,250	5.750	10/19/23	5,055,031
Aspect Software, Inc. (3M LIBOR + 10.000%)
5,320,834	15.500	05/25/20	4,411,876
Avast Software B.V. (3M LIBOR + 2.500%)
1,524,040	5.303	09/30/23	1,504,273
BMC Software Finance, Inc. (3M LIBOR + 4.250%)
5,011,805	7.053	10/02/25	4,888,314
Ceridian HCM Holding, Inc. (1M LIBOR + 3.250%)
2,992,500	5.749	04/30/25	2,952,610
DigiCert, Inc. (1M LIBOR + 4.000%)
1,995,000	6.499	10/31/24	1,955,100
Financial & Risk US Holdings, Inc. (1M LIBOR + 3.750%)
4,150,000	6.249	10/01/25	3,981,427
First Data Corp. (1M LIBOR + 2.000%)
6,378,698	4.519	07/08/22	6,351,078
Infor (US), Inc. (1M LIBOR + 2.750%)
4,136,069	5.249	02/01/22	4,108,151
Ion Trading Technologies S.a.r.l. (1M LIBOR + 4.000%)
1,000,000	5.000	11/21/24	945,630
MA FinanceCo. LLC
(1M LIBOR + 2.250%)
5,631,712	4.749	11/19/21	5,529,665
(1M LIBOR + 2.500%)
574,598	4.999	06/21/24	554,964
Micron Technology, Inc. (1M LIBOR + 1.750%)
3,217,500	4.250	04/26/22	3,178,632
Seattle SpinCo, Inc. (1M LIBOR + 2.500%)
3,880,402	4.999	06/21/24	3,747,809
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 2.250%)
1,495,072	4.749	04/16/25	1,463,720
SS&C Technologies, Inc. (1M LIBOR + 2.250%)
3,887,009	4.749	04/16/25	3,805,499
TIBCO Software, Inc. (1M LIBOR + 3.500%)
2,000,000	6.010	12/04/20	1,979,000

			56,412,779

Telecommunication Services – 0.1%
Level 3 Financing, Inc. (1M LIBOR + 2.250%)
2,000,000	4.756	02/22/24	1,962,500

Trading Companies & Distributors – 0.1%
HD Supply Waterworks Ltd. (3M LIBOR + 3.000%)
2,000,000	5.707	08/01/24	1,973,340

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(f)(k) – (continued)
Wireless Telecommunications – 0.2%
Intelsat Jackson Holdings SA (1M LIBOR + 3.750%)
$3,000,000	6.252%	11/27/23	$ 2,970,540

TOTAL BANK LOANS (Cost $157,999,203)			$ 154,866,578

Shares	Description		Value

U.S. Treasury Obligation(m) – 0.1%
United States Treasury Note
1,730,000	1.875% 12/15/20		$ 1,711,491
(Cost $1,726,409)

Units	Expiration Date		Value

Warrant(a) – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Aspect Software, Inc.
482,186	12/01/18		$ —
(Cost $—)

Shares	Distribution Rate		Value

Investment Companies(c) – 6.2%
Goldman Sachs Emerging Markets Debt Fund - Class R6
1,192,150	4.549%		$ 14,246,188
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,489	0.000		50,592
Goldman Sachs Financial Square Government Fund - Class R6 Shares
17,398,293	2.364		17,398,293
Goldman Sachs Financial Square Government Fund - Institutional Shares
42,075,646	2.364		42,075,646
Goldman Sachs High Yield Fund - Class R6
7,985	5.951		49,903
Goldman Sachs Local Emerging Markets Debt Fund - Class R6
4,598,235	5.062		27,359,497

TOTAL INVESTMENT COMPANIES (Cost $100,405,859)			$ 101,180,119

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(n) – 0.1%
Commercial Paper – 0.1%
VW Credit, Inc.
$1,750,000	3.454%	07/08/19	$ 1,726,075
(Cost $1,724,433)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,549,304,984)			$1,586,981,503

Shares	Distribution Rate		Value

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
977,450	2.364%		$ 977,450
(Cost $977,450)

TOTAL INVESTMENTS – 97.6% (Cost $1,550,282,434)			$1,587,958,953

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate (Paid) Received	Maturity Date	Value

Reverse Repurchase Agreements – (0.2)%
Nomura Reverse Repurchase Agreement
$(2,958,750)	0.001%	01/28/20	$ (2,958,750)
(Cost $(2,958,750))

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			41,586,449

NET ASSETS – 100.0%			$1,626,586,652

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer/fund.

(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $1,118,464, which represents approximately 0.1% of net assets as of January 31, 2019. See additional details below:

Restricted Security	Acquisition Date	Cost
Blue Ridge Mountain Resources, Inc. (Common Stock)	05/06/16 - 08/18/16	$2,595,080

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2019.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $285,959,257, which represents approximately 17.6% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(h)	Pay-in-kind securities.

(i)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at January 31, 2019.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(n)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,612,798	GBP	3,577,443	04/12/19	$(96,843)

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	450	03/15/19	$60,851,250	$3,315,570
Ultra Long U.S. Treasury Bonds	328	03/20/19	52,849,000	2,844,209
Ultra 10 Year U.S. Treasury Notes	205	03/20/19	26,790,938	970,382
2 Year U.S. Treasury Notes	216	03/29/19	45,862,875	50,796
5 Year U.S. Treasury Notes	8	03/29/19	918,875	3,986

Total				$7,184,943

Short position contracts:
U.S. Long Bonds	(45)	03/20/19	(6,600,937)	(336,359)
10 Year U.S. Treasury Notes	(133)	03/20/19	(16,288,344)	(457,312)

Total				$(793,671)

TOTAL FUTURES CONTRACTS				$6,391,272

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR	2.750%	03/20/21	$3,020	$9,869	$(1,481)	$11,350
3M LIBOR	3.000	03/20/39	4,090	133,663	45,246	88,417
3M LIBOR	3.000	03/20/29	71,270	2,174,968	1,124,740	1,050,228
3M LIBOR	2.750	03/20/26	3,960	46,738	21,922	24,815
3M LIBOR	2.750	03/20/24	79,440	856,752	90,157	766,596
3M LIBOR	2.750	03/20/22	4,530	29,079	359	28,720

TOTAL				$3,251,069	$1,280,943	$1,970,126

(a)	Payments made quarterly.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2019.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

MSCBCSSB Index(c)	0.200%	MS & Co. Int. PLC	09/10/19	$33,000	$(383,730)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made semi-annually.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(c)	The components are shown below.

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSCBCSSB) of options on equity indices

Description	Strike Price	Expiration Date	Contracts	Value	Weight

Call - S&P 500 Index	$2,735	02/28/19	1,585	$(39,617)	10.32%
Put - S&P 500 Index	2,620	02/28/19	2,303	(39,617)	10.32
Call - S&P 500 Index	2,530	02/01/19	110	(19,136)	4.98
Put - S&P 500 Index	2,365	02/01/19	765,480	(19,136)	4.98
Call - S&P 500 Index	2,660	02/08/19	350	(18,322)	4.77
Put - S&P 500 Index	2,530	02/08/19	18,792	(18,322)	4.77
Call - S&P 500 Index	2,690	02/15/19	457	(17,951)	4.68
Put - S&P 500 Index	2,575	02/15/19	3,419	(17,951)	4.68
Call - S&P 500 Index	2,695	02/22/19	430	(17,869)	4.66
Put - S&P 500 Index	2,575	02/22/19	2,179	(17,869)	4.66
Call - S&P 500 Index	2,610	02/28/19	148	(16,160)	4.21
Put - S&P 500 Index	2,365	02/28/19	6,733	(16,160)	4.21
Call - Euro Stoxx 50 Index	3,100	02/15/19	234	(15,968)	4.16
Put - Euro Stoxx 50 Index	2,875	02/15/19	13,307	(15,968)	4.16
Call - Euro Stoxx 50 Index	3,150	03/15/19	268	(15,872)	4.14
Put - Euro Stoxx 50 Index	2,975	03/15/19	1,044	(15,872)	4.14
Call - S&P 500 Index	2,765	03/29/19	480	(15,461)	4.03
Put - S&P 500 Index	2,590	03/29/19	527	(15,461)	4.03
Call - Euro Stoxx 50 Index	3,100	02/01/19	69	(3,944)	1.03
Put - Euro Stoxx 50 Index	2,950	02/01/19	39,440	(3,944)	1.03
Call - Euro Stoxx 50 Index	3,125	02/08/19	92	(3,939)	1.03
Put - Euro Stoxx 50 Index	2,975	02/08/19	3,581	(3,939)	1.03
Call - Euro Stoxx 50 Index	3,175	02/15/19	181	(3,836)	1.00
Put - Euro Stoxx 50 Index	3,075	02/15/19	395	(3,836)	1.00
Call - Euro Stoxx 50 Index	3,225	02/22/19	358	(3,790)	0.99
Put - Euro Stoxx 50 Index	3,100	02/22/19	188	(3,790)	0.99

WRITTEN OPTIONS CONTRACTS — At January 31, 2019, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
STOX Indices	Citibank NA	€3,145.00	02/15/2019	(9,183)	$(9,183)	$(420,058)	$(138,920)	$(281,138)

Abbreviations:
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC
STOX Indices	— Euro Stoxx 50 Indices

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Air Freight & Logistics – 0.9%
46,720	FedEx Corp.	$ 8,296,070

Automobiles – 0.4%
48,270	Thor Industries, Inc.	3,143,342

Banks – 0.4%
118,545	Bank OZK	3,596,655

Building Products – 1.1%
98,980	A.O. Smith Corp.	4,737,183
23,385	Lennox International, Inc.	5,361,713

		10,098,896

Capital Markets – 5.2%
57,540	Ameriprise Financial, Inc.	7,284,564
22,255	BlackRock, Inc.	9,237,606
52,390	CME Group, Inc.	9,549,649
37,807	Evercore, Inc. Class A	3,381,836
23,405	FactSet Research Systems, Inc.	5,117,035
96,765	SEI Investments Co.	4,600,208
82,569	T. Rowe Price Group, Inc.	7,716,899

		46,887,797

Chemicals – 2.0%
48,995	Ecolab, Inc.	7,749,539
7,195	NewMarket Corp.	2,885,843
17,672	The Sherwin-Williams Co.	7,449,101

		18,084,483

Commercial Services & Supplies – 0.7%
162,830	Rollins, Inc.	6,063,789

Consumer Finance – 0.9%
125,944	Discover Financial Services	8,499,961

Electrical Equipment – 0.7%
38,870	Rockwell Automation, Inc.	6,589,242

Electronic Equipment, Instruments & Components – 3.4%
101,835	Amphenol Corp. Class A	8,953,333
259,190	Corning, Inc.	8,620,660
88,222	National Instruments Corp.	3,901,177
109,498	TE Connectivity Ltd.	8,863,863

		30,339,033

Energy Equipment & Services – 0.5%
277,000	USA Compression Partners LP	4,110,680

Entertainment – 3.4%
141,420	The Walt Disney Co.	15,771,158
294,695	Twenty-First Century Fox, Inc. Class A	14,531,411

		30,302,569

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.5%
53,915	Digital Realty Trust, Inc.	$ 5,841,151
45,220	Equity LifeStyle Properties, Inc.	4,787,894
49,150	Extra Space Storage, Inc.	4,846,681
31,650	Public Storage	6,726,258

		22,201,984

Food & Staples Retailing – 3.0%
25,565	Casey’s General Stores, Inc.	3,289,704
40,950	Costco Wholesale Corp.	8,789,099
250,210	The Kroger Co.	7,088,449
114,930	Walgreens Boots Alliance, Inc.	8,304,842

		27,472,094

Food Products – 1.8%
131,090	Flowers Foods, Inc.	2,577,229
180,050	Hormel Foods Corp.	7,619,716
37,110	Ingredion, Inc.	3,673,890
16,850	J&J Snack Foods Corp.	2,600,798

		16,471,633

Health Care Equipment & Supplies – 4.3%
110,720	Danaher Corp.	12,281,063
159,326	Medtronic PLC	14,082,825
72,595	Stryker Corp.	12,890,694

		39,254,582

Health Care Providers & Services – 8.2%
120,015	AmerisourceBergen Corp.	10,005,651
183,455	Cardinal Health, Inc.	9,167,246
17,210	Chemed Corp.	5,127,548
186,111	CVS Health Corp.	12,199,576
82,720	McKesson Corp.	10,608,840
99,895	Quest Diagnostics, Inc.	8,725,828
61,386	The Ensign Group, Inc.	2,674,588
56,745	UnitedHealth Group, Inc.	15,332,499

		73,841,776

Hotels, Restaurants & Leisure – 2.1%
48,975	Brinker International, Inc.	1,984,467
17,810	Cracker Barrel Old Country Store, Inc.	2,979,257
57,618	Darden Restaurants, Inc.	6,045,856
81,055	Yum! Brands, Inc.	7,617,549

		18,627,129

Household Durables – 0.2%
64,630	Tupperware Brands Corp.	1,762,460

Independent Power and Renewable Electricity Producers – 0.1%
29,700	NextEra Energy Partners LP	1,192,752

Industrial Conglomerates – 1.0%
44,630	3M Co.	8,939,389

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 5.0%
50,754	American Financial Group, Inc.	$ 4,841,424
45,032	Assurant, Inc.	4,340,634
101,960	Assured Guaranty Ltd.	4,135,498
68,189	Chubb Ltd.	9,072,546
145,430	Principal Financial Group, Inc.	7,281,680
89,555	Prudential Financial, Inc.	8,251,598
28,630	Reinsurance Group of America, Inc.	4,135,604
30,030	The Hanover Insurance Group, Inc.	3,424,621

		45,483,605

IT Services – 5.6%
69,222	Accenture PLC Class A	10,629,038
60,372	Broadridge Financial Solutions, Inc.	6,087,309
67,315	International Business Machines Corp.	9,048,482
48,575	Jack Henry & Associates, Inc.	6,487,191
56,320	Mastercard, Inc. Class A	11,890,842
364,930	The Western Union Co.	6,659,972

		50,802,834

Leisure Products – 1.1%
65,190	Hasbro, Inc.	5,903,607
52,639	Polaris Industries, Inc.	4,415,359

		10,318,966

Machinery – 0.9%
74,210	Donaldson Co., Inc.	3,508,649
71,635	The Toro Co.	4,262,282

		7,770,931

Media – 5.3%
239,184	CBS Corp. Class B	11,830,041
419,975	Comcast Corp. Class A	15,358,486
94,105	John Wiley & Sons, Inc. Class A	4,872,757
70,251	Meredith Corp.	3,812,522
149,195	Omnicom Group, Inc.	11,619,306

		47,493,112

Metals & Mining – 0.4%
40,883	Reliance Steel & Aluminum Co.	3,347,500

Multi-Utilities – 2.7%
241,356	CMS Energy Corp.	12,584,302
166,255	WEC Energy Group, Inc.	12,141,602

		24,725,904

Oil, Gas & Consumable Fuels – 14.4%
112,000	Alliance Resource Partners LP	2,179,520
158,600	Antero Midstream Partners LP	3,995,134
33,500	BP Midstream Partners LP	526,285
142,500	Cheniere Energy Partners LP	5,791,200

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
228,000	Enable Midstream Partners LP	$ 3,451,920
1,051,800	Energy Transfer LP	15,471,978
348,000	EnLink Midstream LLC	3,786,240
575,400	Enterprise Products Partners LP	15,921,318
87,000	EQM Midstream Partners LP	3,981,120
321,877	Hess Midstream Partners LP	7,029,794
192,000	Magellan Midstream Partners LP	11,798,400
369,100	MPLX LP	12,962,792
112,787	Noble Midstream Partners LP	3,631,741
66,000	ONEOK, Inc.	4,237,860
107,500	Phillips 66 Partners LP	5,269,650
155,500	Summit Midstream Partners LP	2,068,150
155,000	Tallgrass Energy LP	3,693,650
151,576	Targa Resources Corp.	6,519,284
310,000	The Williams Cos., Inc.	8,348,300
139,500	Viper Energy Partners LP	4,423,545
25,000	Western Gas Equity Partners LP	789,250
90,300	Western Gas Partners LP	4,366,908

		130,244,039

Personal Products – 1.2%
46,481	Nu Skin Enterprises, Inc. Class A	3,051,478
57,970	The Estee Lauder Cos., Inc. Class A	7,908,267

		10,959,745

Pharmaceuticals – 0.6%
124,835	Perrigo Co. PLC	5,798,586

Professional Services – 0.4%
32,045	Insperity, Inc.	3,418,561

Semiconductors & Semiconductor Equipment – 6.3%
97,920	Analog Devices, Inc.	9,680,371
251,570	Applied Materials, Inc.	9,831,356
64,860	KLA-Tencor Corp.	6,912,130
29,116	Power Integrations, Inc.	1,921,656
158,675	QUALCOMM, Inc.	7,857,586
101,285	Texas Instruments, Inc.	10,197,374
96,325	Xilinx, Inc.	10,782,620

		57,183,093

Software – 1.1%
94,755	Microsoft Corp.	9,895,265

Specialty Retail – 1.7%
66,144	Aaron’s, Inc.	3,311,169
114,630	Best Buy Co., Inc.	6,790,681
217,755	The Gap, Inc.	5,539,687

		15,641,537

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.9%
374,520	HP, Inc.	$ 8,250,676

Textiles, Apparel & Luxury Goods – 3.3%
48,380	Columbia Sportswear Co.	4,315,012
121,655	NIKE, Inc. Class B	9,961,111
49,365	Ralph Lauren Corp.	5,733,251
115,368	VF Corp.	9,710,525

		29,719,899

Trading Companies & Distributors – 2.3%
121,740	Fastenal Co.	7,360,400
49,593	MSC Industrial Direct Co., Inc. Class A	4,140,520
23,609	W.W. Grainger, Inc.	6,973,862
16,764	Watsco, Inc.	2,472,355

		20,947,137

TOTAL COMMON STOCKS (Cost $808,085,849)		$867,777,706

Shares	Distribution Rate	Value

Investment Company(a) – 2.8%

Goldman Sachs Financial Square Government Fund - Class R6
25,937,397	2.364%	$ 25,937,397
(Cost $25,937,397)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b) – 0.3%
Repurchase Agreements – 0.3%
Joint Repurchase Agreement Account II
$ 2,500,000	2.570%	02/01/19	$ 2,500,000
(Cost $2,500,000)

TOTAL INVESTMENTS – 99.1% (Cost $836,523,246)			$896,215,103

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			7,763,624

NET ASSETS – 100.0%			$903,978,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer/fund.

(b)	Joint repurchase agreement was entered into on January 31, 2019. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts
S&P 500 E-Mini Index	236	03/15/19	$31,913,100	$2,322,528

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(a) – 2.3%
Mongolia – 2.3%
Energy Resources LLC (NR/NR)(b)
$ 54,111	8.000%	09/30/22	$ 50,815
Mongolian Mining Corp. (NR/NR)(c)
45,135	0.000	12/31/99	22,116

TOTAL CORPORATE OBLIGATIONS (Cost $71,889)			$ 72,931

Shares	Description	Value

Common Stocks – 36.1%
Argentina – 0.5%
47	MercadoLibre, Inc.	$ 17,108

Brazil – 2.2%
1,900	Atacadao Distribuicao Comercio e Industria Ltd.	10,414
3,300	B3 SA - Brasil Bolsa Balcao	28,499
1,900	BB Seguridade Participacoes SA	16,183
421	Pagseguro Digital Ltd. Class A(d)	9,081
223	StoneCo Ltd. Class A(d)	4,933

		69,110

China – 10.3%
137	58.Com, Inc. ADR(d)	8,686
370	Alibaba Group Holding Ltd. ADR(d)	62,341
1,500	Anhui Conch Cement Co. Ltd. Class H	8,180
2,000	ANTA Sports Products Ltd.	10,346
16,000	China Petroleum & Chemical Corp. Class H	13,379
600	Contemporary Amperex Technology Co. Ltd. Class A(d)	6,811
2,900	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	10,527
310	Kweichow Moutai Co. Ltd. Class A	32,019
2,000	Minth Group Ltd.	6,998
2,177	NARI Technology Co. Ltd. Class A	6,237
143	New Oriental Education & Technology Group, Inc. ADR(d)	11,017
4,500	Ping An Insurance Group Co. of China Ltd. Class H	43,810
2,300	Tencent Holdings Ltd.	102,384
200	WuXi AppTec Co. Ltd. Class H(d)(e)	2,039

		324,774

Czech Republic(e) – 0.4%
3,369	Moneta Money Bank AS	11,459

Egypt – 0.1%
636	Commercial International Bank Egypt SAE GDR	3,088

Shares	Description	Value

Common Stocks – (continued)
Greece – 0.4%
721	JUMBO SA	$ 11,785

Hong Kong – 3.9%
4,400	AIA Group Ltd.	39,730
8,000	China Merchants Bank Co. Ltd. Class H	35,270
1,000	Hong Kong Exchanges & Clearing Ltd.	31,289
11,000	Sino Biopharmaceutical Ltd.	9,305
1,000	Techtronic Industries Co. Ltd.	5,838

		121,432

Indonesia – 1.1%
12,100	Bank Central Asia Tbk PT	24,477
10,300	Semen Indonesia Persero Tbk PT	9,360

		33,837

Malaysia – 1.4%
800	British American Tobacco Malaysia Bhd	7,514
20,550	Bursa Malaysia Bhd	36,694

		44,208

Mexico – 1.5%
9,100	Alsea SAB de CV	25,184
4,100	Grupo Financiero Banorte SAB de CV Class O	22,762

		47,946

Peru – 0.9%
5,398	BBVA Banco Continental SA	6,245
65	Credicorp Ltd.	15,781
166	Intercorp Financial Services, Inc.	7,636

		29,662

Philippines – 0.3%
1,740	Jollibee Foods Corp.	10,567

Poland(d)(e) – 0.4%
485	Dino Polska SA	13,091

Russia – 1.5%
312	Lukoil PJSC ADR	25,022
2,970	Moscow Exchange MICEX-RTS PJSC(d)	4,225
4,940	Sberbank of Russia PJSC	16,513

		45,760

South Africa – 2.0%
1,753	Absa Group Ltd.	24,600
404	Bid Corp. Ltd.	8,670
2,964	FirstRand Ltd.	15,575
596	Santam Ltd.	13,663

		62,508

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 5.7%
347	Hankook Tire Co. Ltd.	$ 13,053
58	LG Chem Ltd.	19,241
113	LG Electronics, Inc.	6,782
55	NAVER Corp.	6,742
38	NCSoft Corp.	16,001
504	Orange Life Insurance Ltd.(e)	13,608
70	Orion Corp.	7,149
79	Samsung Electro-Mechanics Co. Ltd.	7,731
1,723	Samsung Electronics Co. Ltd.	71,839
27	Samsung Fire & Marine Insurance Co. Ltd.	6,625
167	SK Hynix, Inc.	11,167

		179,938

Taiwan – 2.1%
9,000	Taiwan Semiconductor Manufacturing Co. Ltd.	66,762

Thailand – 0.4%
5,200	Airports of Thailand PCL	11,516

Turkey – 0.3%
2,451	Eregli Demir ve Celik Fabrikalari TAS	4,026
2,370	Sok Marketler Ticaret AS(d)	5,020

		9,046

United Arab Emirates – 0.5%
435	NMC Health PLC	14,726

United States – 0.2%
4,000	Nexteer Automotive Group Ltd.	6,056

TOTAL COMMON STOCKS (Cost $1,176,573)		$1,134,379

Shares	Dividend Rate	Value

Preferred Stocks – 1.9%
Brazil – 1.8%
Banco Bradesco SA
BRL 4,470	2.520%	$ 55,506

Colombia – 0.1%
Banco Davivienda SA
COP 400	2.270	4,591

TOTAL PREFERRED STOCKS – 1.9% (Cost $44,479)		$ 60,097

Shares	Description	Value

Exchange Traded Funds – 5.9%
4,742	iShares MSCI India ETF (NR/NR)	$ 155,538
933	iShares MSCI Taiwan Capped ETF (NR/NR)	31,059

TOTAL EXCHANGE TRADED FUNDS (Cost $192,166)		$ 186,597

Shares	Dividend Rate	Value

Investment Companies(f) – 50.7%
Goldman Sachs Emerging Markets Debt Fund - Class R6
76,234	5.192%	$ 910,993
Goldman Sachs Local Emerging Markets Debt Fund - Class R6
114,915	4.557	683,745

TOTAL INVESTMENT COMPANIES (Cost $1,515,426)		$1,594,738

TOTAL INVESTMENTS – 96.9% (Cost $3,000,533)		$3,048,742

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		95,994

NET ASSETS – 100.0%		$3,144,736

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2019.

(c)	Pay-in-kind securities.

(d)	Security is currently in default and/or non-income producing.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $40,197, which represents approximately 1.3% of the Fund’s net assets as of January 31, 2019. The liquidity determination is unaudited.

(f)	Represents an affiliated issuer/fund.

Currency Abbreviations:
MYR	— Malaysian Ringgit
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TOTAL EMERGING MARKETS INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank (London)	USD	5,041	MYR	20,732	02/04/19	$(31)
	USD	15,923	MYR	65,205	02/07/19	(55)

TOTAL						(86)

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets Index	4	03/15/19	$212,920	$11,695

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for both repurchase and reverse repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of an MRA. The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

Securities Lending — The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2019. The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,681,295	$—	$—
Europe	113,812,969	6,054,596	—
North America	503,334,106	17,203,620	—
Fixed Income
Corporate Obligations	—	682,014,833	—
Mortgage-Backed Obligations	—	379,883	—
Asset-Backed Securities	—	15,938	—
Bank Loans	—	154,866,578	—
U.S. Treasury Obligations	1,711,491	—	—
Investment Companies	101,180,119	—	—
Short-term Investments	—	1,726,075	—
Securities Lending Reinvestment Vehicle	977,450	—	—

Total	$725,697,430	$862,261,523	$—

Liabilities
Reverse Repurchase Agreements	$—	$(2,958,750)	$—

Derivative Type

Assets(b)
Futures Contracts	$7,184,943	$—	$—
Interest Rate Swap Contracts	—	1,970,126	—

Total	$7,184,943	$1,970,126	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(96,843)	$—
Futures Contracts(b)	(793,671)	—	—
Total Return Swap Contracts(b)	—	(383,730)	—
Written Option Contracts	—	(420,058)	—

Total	$(793,671)	$(900,631)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$48,446,858	$—	$—
North America	819,330,848	—	—
Investment Company	25,937,397	—	—
Short-term Investments	—	2,500,000	—

Total	$893,715,103	$2,500,000	$—

Derivative Type

Assets(b)
Futures Contracts	$2,322,528	$—	$—

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

TOTAL EMERGING MARKETS INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$72,931	$—
Common Stock and/or Other Equity Investments(a)
Africa	13,663	51,933	—
Asia	90,894	716,866	—
Europe	36,807	54,334	—
North America	47,946	6,056	—
South America	71,198	104,779	—
Exchange Traded Funds	186,597	—	—
Investment Companies	1,594,738	—	—

Total	$2,041,843	$1,006,899	$—

Derivative Type

Assets(b)
Futures Contracts	$11,695	$—	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(86)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2019, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2018, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Rising Dividend Growth	$2,500,000	$2,500,178	$2,550,000

REPURCHASE AGREEMENTS — At January 31, 2019, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Rising Dividend Growth
Merrill Lynch & Co., Inc.	2.570%	$2,500,000

At January 31, 2019, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Government National Mortgage Association	3.500%	01/01/48

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets being hedged, if any.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Aerospace & Defense – 3.8%
76,365	Harris Corp.	$ 11,697,591
10,621	HEICO Corp.	897,474
229,594	Textron, Inc.	12,221,289
140,850	The Boeing Co.	54,314,577

		79,130,931

Air Freight & Logistics* – 0.3%
103,326	XPO Logistics, Inc.	6,280,154

Airlines – 1.4%
207,431	Delta Air Lines, Inc.	10,253,314
71,272	JetBlue Airways Corp.*	1,282,183
217,382	Southwest Airlines Co.	12,338,602
50,235	United Continental Holdings, Inc.*	4,384,009

		28,258,108

Automobiles – 0.9%
283,697	Thor Industries, Inc.	18,474,349

Banks – 2.8%
45,535	Citigroup, Inc	2,935,186
250,183	Comerica, Inc.	19,699,409
22,244	East West Bancorp, Inc.	1,119,318
79,870	SVB Financial Group*	18,640,061
64,194	Western Alliance Bancorp*	2,842,510
261,788	Zions Bancorp NA	12,458,491

		57,694,975

Beverages – 1.4%
21,820	Constellation Brands, Inc. Class A	3,789,261
309,350	Monster Beverage Corp.*	17,707,194
29,570	PepsiCo, Inc.	3,331,652
66,932	The Coca-Cola Co.	3,221,437

		28,049,544

Biotechnology – 7.1%
358,447	AbbVie, Inc.	28,779,710
14,002	Alexion Pharmaceuticals, Inc.*	1,721,686
209,388	Amgen, Inc.	39,178,589
37,193	Biogen, Inc.*	12,414,279
92,158	Celgene Corp.*	8,152,297
235,160	Gilead Sciences, Inc.	16,463,551
65,664	Incyte Corp.*	5,291,862
27,891	Neurocrine Biosciences, Inc.*	2,460,544
14,316	Regeneron Pharmaceuticals, Inc.*	6,145,429
135,290	Vertex Pharmaceuticals, Inc.*	25,828,214

		146,436,161

Building Products – 0.3%
45,562	A.O. Smith Corp.	2,180,597
18,793	Lennox International, Inc.	4,308,859

		6,489,456

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – 1.7%
224,466	E*TRADE Financial Corp.	$ 10,473,584
66,338	Intercontinental Exchange, Inc.	5,092,105
70,472	MSCI, Inc.	11,999,267
53,844	State Street Corp.	3,817,540
85,320	The Charles Schwab Corp.	3,990,416

		35,372,912

Chemicals – 1.4%
138,816	Axalta Coating Systems Ltd.*	3,556,466
123,635	CF Industries Holdings, Inc.	5,396,668
47,316	The Sherwin-Williams Co.	19,944,640

		28,897,774

Communications Equipment* – 0.0%
2,993	Arista Networks, Inc.	642,837

Construction & Engineering* – 0.0%
27,454	AECOM	840,367

Consumer Finance – 0.0%
6,630	Discover Financial Services	447,459

Containers & Packaging – 1.7%
248,019	Berry Global Group, Inc.*	12,214,936
51,020	Sealed Air Corp.	2,015,290
486,770	Westrock Co.	19,816,406

		34,046,632

Diversified Consumer Services* – 0.1%
12,947	Bright Horizons Family Solutions, Inc.	1,499,133

Diversified Financial Services – 0.7%
325,551	Voya Financial, Inc.	15,115,333

Electronic Equipment, Instruments & Components – 1.4%
222,344	CDW Corp.	18,514,585
8,992	Keysight Technologies, Inc.*	665,588
71,281	National Instruments Corp.	3,152,046
41,964	Zebra Technologies Corp. Class A*	7,284,950

		29,617,169

Energy Equipment & Services – 0.2%
210,671	TechnipFMC PLC	4,837,006

Entertainment – 2.1%
288,732	Activision Blizzard, Inc.	13,639,700
42,719	Cinemark Holdings, Inc.	1,748,061
63,288	Netflix, Inc.*	21,486,276
24,432	The Madison Square Garden Co. Class A*	6,789,653

		43,663,690

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 1.6%
83,890	Alexandria Real Estate Equities, Inc.	$ 11,049,152
40,201	Apartment Investment & Management Co. Class A	1,990,754
32,884	CoreSite Realty Corp.	3,248,610
35,122	Duke Realty Corp.	1,026,967
153,280	Host Hotels & Resorts, Inc.	2,768,237
179,065	Lamar Advertising Co. Class A	13,331,389

		33,415,109

Food & Staples Retailing* – 0.5%
319,497	US Foods Holding Corp.	10,773,439

Food Products – 0.4%
38,024	Ingredion, Inc.	3,764,376
54,231	Tyson Foods, Inc. Class A	3,357,983

		7,122,359

Health Care Equipment & Supplies – 3.5%
46,391	ABIOMED, Inc.*	16,286,488
57,017	Align Technology, Inc.*	14,194,382
7,094	DexCom, Inc.*	1,000,467
104,548	Hill-Rom Holdings, Inc.	10,456,891
111,484	IDEXX Laboratories, Inc.*	23,721,566
10,135	Intuitive Surgical, Inc.*	5,307,092
9,512	Varian Medical Systems, Inc.*	1,255,869

		72,222,755

Health Care Providers & Services – 2.9%
9,415	Anthem, Inc.	2,852,745
179,229	HCA Healthcare, Inc.	24,989,900
33,194	Molina Healthcare, Inc.*	4,414,138
94,320	UnitedHealth Group, Inc.	25,485,264
7,876	Universal Health Services, Inc. Class B	1,043,806

		58,785,853

Health Care Technology* – 0.1%
24,319	Cerner Corp.	1,335,356

Hotels, Restaurants & Leisure – 1.6%
28,995	Chipotle Mexican Grill, Inc.*	15,356,042
205,260	Hilton Worldwide Holdings, Inc.	15,287,765
12,338	Las Vegas Sands Corp.	720,046
17,983	Yum! Brands, Inc.	1,690,042

		33,053,895

Household Durables – 1.3%
171,031	D.R. Horton, Inc.	6,576,142
3,216	NVR, Inc.*	8,554,560
442,912	PulteGroup, Inc.	12,317,383

		27,448,085

Household Products – 0.1%
27,931	Colgate-Palmolive Co.	1,806,577

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.2%
255,887	AES Corp.	$ 4,193,988

Insurance – 2.1%
539,674	Arch Capital Group Ltd.*	15,839,432
404,268	The Progressive Corp.	27,203,194

		43,042,626

Interactive Media & Services – 8.8%
48,022	Alphabet, Inc. Class A*	54,067,490
49,067	Alphabet, Inc. Class C*	54,776,927
380,400	Facebook, Inc. Class A*	63,408,876
103,984	Match Group, Inc.	5,562,104
103,815	Twitter, Inc.*	3,484,031

		181,299,428

Internet & Direct Marketing Retail – 6.4%
67,089	Amazon.com, Inc.*	115,307,877
7,781	Booking Holdings, Inc.*	14,261,095
14,841	Expedia Group, Inc.	1,769,789

		131,338,761

IT Services – 6.6%
421,804	Black Knight, Inc.*	20,748,539
23,024	Broadridge Financial Solutions, Inc.	2,321,510
17,614	EPAM Systems, Inc.*	2,492,029
71,173	Fidelity National Information Services, Inc.	7,439,714
144,266	GoDaddy, Inc. Class A*	9,900,975
121,937	International Business Machines Corp.	16,390,771
81,797	MasterCard, Inc. Class A	17,269,801
347,760	PayPal Holdings, Inc.*	30,867,177
51,478	VeriSign, Inc.*	8,713,681
140,789	Visa, Inc. Class A	19,007,923

		135,152,120

Life Sciences Tools & Services – 0.5%
120,713	Agilent Technologies, Inc.	9,180,224
3,669	Illumina, Inc.*	1,026,549

		10,206,773

Machinery – 2.4%
235,521	Allison Transmission Holdings, Inc.	11,462,807
89,060	Caterpillar, Inc.	11,859,230
63,897	Cummins, Inc.	9,399,888
57,538	Ingersoll-Rand PLC	5,756,101
70,167	Parker-Hannifin Corp.	11,564,223

		50,042,249

Media – 0.6%
6,486	Cable One, Inc.	5,735,829
52,721	CBS Corp. Class B	2,607,581
101,741	News Corp. Class A	1,305,337

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
25,300	Omnicom Group, Inc.	$ 1,970,364
65,815	The Interpublic Group of Cos., Inc.	1,497,291

		13,116,402

Metals & Mining – 0.0%
19,726	Southern Copper Corp.	663,188

Multi-Utilities – 0.9%
365,875	CMS Energy Corp.	19,076,722

Multiline Retail* – 0.2%
43,435	Dollar Tree, Inc.	4,205,811

Oil, Gas & Consumable Fuels – 1.0%
60,439	ConocoPhillips	4,091,116
35,669	HollyFrontier Corp.	2,009,591
154,693	Phillips 66	14,759,259

		20,859,966

Personal Products* – 0.3%
109,294	Herbalife Nutrition Ltd.	6,524,852

Pharmaceuticals – 2.5%
422,894	Bristol-Myers Squibb Co.	20,878,277
11,635	Jazz Pharmaceuticals PLC*	1,464,730
72,463	Johnson & Johnson	9,643,376
183,247	Mylan NV*	5,488,248
173,141	Zoetis, Inc.	14,917,828

		52,392,459

Professional Services – 0.7%
21,500	CoStar Group, Inc.*	8,400,910
51,288	Robert Half International, Inc.	3,304,486
14,464	Verisk Analytics, Inc.*	1,698,218

		13,403,614

Road & Rail – 0.9%
114,351	Union Pacific Corp.	18,189,814

Semiconductors & Semiconductor Equipment – 3.2%
533,740	Applied Materials, Inc.	20,858,559
23,297	Broadcom, Inc.	6,249,420
27,801	KLA-Tencor Corp.	2,962,753
73,903	Lam Research Corp.	12,532,471
18,598	NVIDIA Corp.	2,673,463
241,614	NXP Semiconductors NV	21,027,666

		66,304,332

Software – 11.3%
27,191	Cadence Design Systems, Inc.*	1,305,984
172,440	Citrix Systems, Inc.	17,681,998
78,609	FireEye, Inc.*	1,389,807
302,669	Fortinet, Inc.*	23,175,365
124,077	Intuit, Inc.	26,778,298
986,084	Microsoft Corp.	102,976,752
111,139	Palo Alto Networks, Inc.*	23,874,880
26,253	Proofpoint, Inc.*	2,674,393
18,891	RingCentral, Inc. Class A*	1,746,284

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
63,337	ServiceNow, Inc.*	$ 13,935,407
31,159	Splunk, Inc.*	3,889,889
60,144	Tableau Software, Inc. Class A*	7,688,809
84,407	Teradata Corp.*	3,745,983
13,653	VMware, Inc. Class A	2,062,559

		232,926,408

Specialty Retail – 2.1%
26,807	Advance Auto Parts, Inc.	4,267,675
7,851	AutoZone, Inc.*	6,652,466
60,655	Best Buy Co., Inc.	3,593,202
35,507	O’Reilly Automotive, Inc.*	12,237,843
78,242	The Home Depot, Inc.	14,359,754
134,002	The Michaels Cos., Inc.*	1,857,268

		42,968,208

Technology Hardware, Storage & Peripherals – 7.4%
899,793	Apple, Inc.	149,761,547
72,986	Dell Technologies Class C*	3,546,390

		153,307,937

Trading Companies & Distributors – 0.2%
10,339	W.W. Grainger, Inc.	3,054,037
29,180	WESCO International, Inc.*	1,529,032

		4,583,069

Wireless Telecommunication Services – 0.0%
15,264	Telephone & Data Systems, Inc.	552,862

TOTAL COMMON STOCKS (Cost $1,752,631,898)		$2,016,109,007

Shares	Dividend Rate	Value

Investment Company(a) – 0.8%

Goldman Sachs Financial Square Government Fund - Institutional Shares
17,480,379	2.364%	$ 17,480,379
(Cost $17,480,379)

TOTAL INVESTMENTS – 98.4% (Cost $1,770,112,277)		$2,033,589,386

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		32,020,812

NET ASSETS – 100.0%		$2,065,610,198

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	235	03/15/19	$31,777,875	$105,352

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.8%
Aerospace & Defense – 1.3%
62,105	Textron, Inc.	$ 3,305,849
8,781	The Boeing Co.	3,386,129

		6,691,978

Airlines – 2.4%
4,298	Alaska Air Group, Inc.	274,857
16,836	American Airlines Group, Inc.	602,224
68,431	Delta Air Lines, Inc.	3,382,544
53,809	JetBlue Airways Corp.*	968,024
52,647	Southwest Airlines Co.	2,988,244
51,847	United Continental Holdings, Inc.*	4,524,687

		12,740,580

Automobiles – 0.6%
53,087	Thor Industries, Inc.	3,457,025

Banks – 11.9%
486,324	Bank of America Corp.(a)	13,845,644
186,465	Citigroup, Inc.	12,019,534
51,401	Citizens Financial Group, Inc.	1,743,522
70,073	Comerica, Inc.	5,517,548
12,612	East West Bancorp, Inc.	634,636
1,921	First Citizens BancShares, Inc. Class A	782,865
88,469	JPMorgan Chase & Co.	9,156,542
1,766	M&T Bank Corp.	290,578
59,574	PacWest Bancorp	2,298,961
21,289	Popular, Inc.	1,162,592
19,946	SVB Financial Group*	4,654,997
73,289	Wells Fargo & Co.	3,584,565
54,511	Western Alliance Bancorp*	2,413,747
116,916	Zions Bancorp NA	5,564,032

		63,669,763

Biotechnology – 2.3%
28,896	Amgen, Inc.	5,406,730
3,924	Biogen, Inc.*	1,309,753
49,282	Gilead Sciences, Inc.	3,450,233
11,397	Vertex Pharmaceuticals, Inc.*	2,175,801

		12,342,517

Capital Markets – 2.5%
12,302	Ameriprise Financial, Inc.	1,557,433
45,962	E*TRADE Financial Corp.	2,144,587
45,754	Intercontinental Exchange, Inc.	3,512,077
34,845	Morgan Stanley	1,473,944
9,559	Northern Trust Corp.	845,589
55,261	State Street Corp.	3,918,005

		13,451,635

Chemicals – 1.4%
6,195	Air Products & Chemicals, Inc.	1,018,396
12,264	Ashland Global Holdings, Inc.	930,838

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
28,364	Axalta Coating Systems Ltd.*	$ 726,686
81,157	CF Industries Holdings, Inc.	3,542,503
3,741	DowDuPont, Inc.	201,303
42,067	Huntsman Corp.	924,212
8,175	The Mosaic Co.	263,889

		7,607,827

Communications Equipment – 1.1%
75,055	Cisco Systems, Inc.	3,549,351
65,165	CommScope Holding Co., Inc.*	1,362,600
17,364	EchoStar Corp. Class A*	711,577

		5,623,528

Construction & Engineering* – 0.4%
63,588	AECOM	1,946,429

Consumer Finance – 1.3%
152,905	Ally Financial, Inc.	3,984,704
6,572	Discover Financial Services	443,544
76,122	Synchrony Financial	2,286,705

		6,714,953

Containers & Packaging – 1.5%
39,171	Berry Global Group, Inc.*	1,929,172
8,465	Sealed Air Corp.	334,367
139,327	Westrock Co.	5,672,002

		7,935,541

Diversified Financial Services – 2.7%
44,826	Berkshire Hathaway, Inc. Class B*	9,213,536
113,150	Voya Financial, Inc.	5,253,555

		14,467,091

Diversified Telecommunication Services – 1.6%
136,582	AT&T, Inc.	4,105,655
83,453	Verizon Communications, Inc.	4,594,922

		8,700,577

Electric Utilities – 2.7%
89,429	American Electric Power Co., Inc.	7,075,623
35,639	Evergy, Inc.	2,042,828
101,240	Exelon Corp.	4,835,222
21,795	PPL Corp.	682,619

		14,636,292

Electrical Equipment – 0.4%
24,781	Eaton Corp. PLC	1,889,551

Electronic Equipment, Instruments & Components – 0.7%
12,738	Jabil, Inc.	339,468
35,758	Keysight Technologies, Inc.*	2,646,807
20,209	National Instruments Corp.	893,642

		3,879,917

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – 0.7%
57,379	Baker Hughes a GE Co.	$ 1,352,423
7,837	Helmerich & Payne, Inc.	438,794
75,447	TechnipFMC PLC	1,732,263

		3,523,480

Entertainment – 1.4%
82,723	Cinemark Holdings, Inc.	3,385,025
3,644	The Madison Square Garden Co. Class A*	1,012,668
4,878	The Walt Disney Co.	543,995
79,020	Viacom, Inc. Class B	2,324,768

		7,266,456

Equity Real Estate Investment Trusts (REITs) – 5.3%
9,492	Alexandria Real Estate Equities, Inc.	1,250,191
157,115	American Homes 4 Rent Class A	3,473,813
22,545	Apartment Investment & Management Co. Class A	1,116,428
24,514	Camden Property Trust	2,376,632
12,823	Douglas Emmett, Inc.	485,094
138,415	Duke Realty Corp.	4,047,255
84,695	Empire State Realty Trust, Inc. Class A	1,309,385
4,374	Healthcare Trust of America, Inc. Class A	124,309
4,819	Highwoods Properties, Inc.	213,578
23,368	Hospitality Properties Trust	622,991
279,678	Host Hotels & Resorts, Inc.	5,050,985
223,660	Kimco Realty Corp.	3,804,457
19,634	Lamar Advertising Co. Class A	1,461,751
8,731	Medical Properties Trust, Inc.	158,904
20,642	Paramount Group, Inc.	298,896
35,803	Retail Properties of America, Inc. Class A	452,550
30,444	Spirit Realty Capital, Inc.	1,209,236
9,306	Sun Communities, Inc.	1,022,822

		28,479,277

Food & Staples Retailing – 0.4%
44,263	The Kroger Co.	1,253,971
7,349	US Foods Holding Corp.*	247,808
6,380	Walmart, Inc.	611,395

		2,113,174

Food Products – 2.2%
52,335	Ingredion, Inc.	5,181,165
9,729	Lamb Weston Holdings, Inc.	703,407
94,557	Tyson Foods, Inc. Class A	5,854,969

		11,739,541

Health Care Equipment & Supplies – 3.2%
3,720	ABIOMED, Inc.*	1,305,980
30,681	Hill-Rom Holdings, Inc.	3,068,714
16,486	IDEXX Laboratories, Inc.*	3,507,891

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
68,410	Medtronic PLC	$ 6,046,760
28,073	Zimmer Biomet Holdings, Inc.	3,075,678

		17,005,023

Health Care Providers & Services – 1.9%
3,160	Anthem, Inc.	957,480
42,535	HCA Healthcare, Inc.	5,930,655
442	Humana, Inc.	136,574
2,705	McKesson Corp.	346,916
5,846	Molina Healthcare, Inc.*	777,401
16,571	Universal Health Services, Inc. Class B	2,196,155

		10,345,181

Hotels, Restaurants & Leisure – 0.8%
1,752	Chipotle Mexican Grill, Inc.*	927,877
2,443	Las Vegas Sands Corp.	142,573
31,667	Yum! Brands, Inc.	2,976,065

		4,046,515

Household Durables – 1.0%
46,728	D.R. Horton, Inc.	1,796,692
106,616	PulteGroup, Inc.	2,964,991
3,842	Whirlpool Corp.	511,024

		5,272,707

Household Products – 1.6%
56,284	Colgate-Palmolive Co.	3,640,449
48,518	The Procter & Gamble Co.	4,680,532

		8,320,981

Independent Power and Renewable Electricity Producers – 0.8%
123,408	AES Corp.	2,022,657
55,915	NRG Energy, Inc.	2,287,483

		4,310,140

Industrial Conglomerates – 0.4%
14,418	Honeywell International, Inc.	2,070,857

Insurance – 7.2%
22,866	American Financial Group, Inc.	2,181,188
161,456	Arch Capital Group Ltd.*	4,738,733
79,562	Assured Guaranty Ltd.	3,227,035
65,671	Athene Holding Ltd. Class A*	2,817,286
33,261	First American Financial Corp.	1,665,711
14,426	Reinsurance Group of America, Inc.	2,083,836
59,618	The Allstate Corp.	5,238,634
80,646	The Progressive Corp.	5,426,669
41,713	Torchmark Corp.	3,493,881
107,552	Unum Group	3,738,507

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
4,619	White Mountains Insurance Group Ltd.	$ 4,127,446

		38,738,926

IT Services – 1.2%
10,186	Fidelity National Information Services, Inc.	1,064,743
31,456	International Business Machines Corp.	4,228,315
9,793	PayPal Holdings, Inc.*	869,227

		6,162,285

Life Sciences Tools & Services – 1.2%
84,938	Agilent Technologies, Inc.	6,459,535

Machinery – 2.0%
25,202	AGCO Corp.	1,617,969
11,564	Caterpillar, Inc.	1,539,862
10,299	Cummins, Inc.	1,515,086
21,021	Ingersoll-Rand PLC	2,102,941
24,478	Parker-Hannifin Corp.	4,034,219

		10,810,077

Media – 1.1%
48,006	Comcast Corp. Class A	1,755,579
285,396	News Corp. Class A	3,661,631
4,373	Omnicom Group, Inc.	340,569

		5,757,779

Metals & Mining – 0.2%
107,830	Freeport-McMoRan, Inc.	1,255,141

Multi-Utilities – 3.7%
78,572	Ameren Corp.	5,448,183
94,086	CenterPoint Energy, Inc.	2,909,139
104,855	CMS Energy Corp.	5,467,140
52,363	DTE Energy Co.	6,165,743

		19,990,205

Multiline Retail – 0.7%
7,106	Dollar Tree, Inc.*	688,074
41,886	Target Corp.	3,057,678

		3,745,752

Oil, Gas & Consumable Fuels – 9.3%
56,388	Chevron Corp.(a)	6,464,884
95,290	CNX Resources Corp.*	1,156,821
128,085	ConocoPhillips	8,670,074
42,923	Devon Energy Corp.	1,143,898
34,213	EQT Corp.	666,127
106,520	Exxon Mobil Corp.	7,805,785
71,967	HollyFrontier Corp.	4,054,621
86,382	Marathon Petroleum Corp.	5,723,671
43,651	PBF Energy, Inc. Class A	1,598,500
73,261	Phillips 66	6,989,832
64,708	Valero Energy Corp.	5,682,656

		49,956,869

Shares	Description	Value

Common Stocks – (continued)
Personal Products* – 0.1%
8,575	Herbalife Nutrition Ltd.	$ 511,928

Pharmaceuticals – 9.2%
30,537	Allergan PLC	4,396,717
101,477	Bristol-Myers Squibb Co.	5,009,920
116,705	Johnson & Johnson(a)	15,531,102
36,245	Merck & Co., Inc.	2,697,715
208,378	Mylan NV*	6,240,921
362,985	Pfizer, Inc.	15,408,713

		49,285,088

Professional Services – 0.5%
31,743	ManpowerGroup, Inc.	2,508,649

Road & Rail – 0.5%
16,434	CSX Corp.	1,079,714
10,223	Union Pacific Corp.	1,626,172

		2,705,886

Semiconductors & Semiconductor Equipment – 2.7%
35,802	Applied Materials, Inc.	1,399,142
9,077	Broadcom, Inc.	2,434,905
83,894	Intel Corp.	3,953,086
73,898	NXP Semiconductors NV	6,431,343

		14,218,476

Software – 2.0%
25,408	Fortinet, Inc.*	1,945,491
2,620	Intuit, Inc.	565,449
104,858	Oracle Corp.	5,267,017
13,976	Palo Alto Networks, Inc.*	3,002,324

		10,780,281

Specialty Retail – 0.1%
1,527	Advance Auto Parts, Inc.	243,098
337	AutoZone, Inc.*	285,554

		528,652

Technology Hardware, Storage & Peripherals – 0.4%
9,759	Apple, Inc.	1,624,288
13,115	Dell Technologies Class C*	637,258

		2,261,546

Tobacco – 1.0%
69,403	Philip Morris International, Inc.	5,324,598

Wireless Telecommunication Services – 0.2%
29,684	Telephone & Data Systems, Inc.	1,075,154

TOTAL COMMON STOCKS (Cost $510,275,312)		$522,325,363

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 0.9%

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,874,223	2.364%	$ 4,874,223
(Cost $4,874,223)

TOTAL INVESTMENTS – 98.7% (Cost $515,149,535)		$527,199,586

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		7,064,088

NET ASSETS – 100.0%		$534,263,674

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	65	03/15/19	$8,789,625	$879,559

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Aerospace & Defense – 1.1%
81,765	Aerojet Rocketdyne Holdings, Inc.*	$ 3,227,264
27,895	Moog, Inc. Class A	2,495,766
7,542	Triumph Group, Inc.	134,625
11,107	Vectrus, Inc.*	279,785
59,315	Wesco Aircraft Holdings, Inc.*	518,413

		6,655,853

Air Freight & Logistics – 0.3%
4,196	Atlas Air Worldwide Holdings, Inc.*	223,311
50,183	Echo Global Logistics, Inc.*	1,192,348
9,323	Forward Air Corp.	545,675

		1,961,334

Airlines – 0.1%
17,137	SkyWest, Inc.	873,130

Auto Components – 0.2%
25,469	Dana, Inc.	448,764
6,470	Modine Manufacturing Co.*	94,656
13,373	Standard Motor Products, Inc.	657,417
6,923	Tower International, Inc.	201,390

		1,402,227

Banks – 8.0%
40,575	1st Source Corp.	1,842,105
47,786	Amalgamated Bank Class A	857,281
6,051	Banner Corp.	330,022
68,780	Berkshire Hills Bancorp, Inc.	1,874,255
4,250	Bridge Bancorp, Inc.	130,858
36,447	Cathay General Bancorp	1,352,913
162,115	CenterState Bank Corp.	4,020,452
127,529	Central Pacific Financial Corp.	3,651,155
1,302	Century Bancorp, Inc. Class A	101,074
88,190	CVB Financial Corp.	1,932,243
13,364	Equity Bancshares, Inc. Class A*	424,307
2,907	Esquire Financial Holdings, Inc.*	63,169
12,217	Financial Institutions, Inc.	327,660
89,611	First Bancorp/Southern Pines NC	3,294,996
259,704	First Commonwealth Financial Corp.	3,531,974
28,577	First Financial Corp.	1,185,088
23,308	First Foundation, Inc.*	338,665
48,787	First Internet Bancorp	975,740
60,733	Hilltop Holdings, Inc.	1,118,095
97,046	Home BancShares, Inc.	1,776,912
4,470	HomeTrust Bancshares, Inc.	120,690
5,646	IBERIABANK Corp.	417,183
102,540	International Bancshares Corp.	3,637,094
336,721	Investors Bancorp, Inc.	4,087,793
35,923	LegacyTexas Financial Group, Inc.	1,431,172

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
7,332	Mercantile Bank Corp.	$ 243,422
10,314	Metropolitan Bank Holding Corp.*	360,990
8,510	NBT Bancorp, Inc.	303,126
1,679	Nicolet Bankshares, Inc.*	91,825
5,851	Northeast Bancorp	115,382
12,335	OFG Bancorp	239,052
35,478	Opus Bank	741,490
2,751	Peapack Gladstone Financial Corp.	73,424
2,030	Peoples Bancorp, Inc.	64,960
20,768	Sierra Bancorp	552,429
13,187	South State Corp.	874,957
2,541	Southern First Bancshares, Inc.*	91,451
37,568	Southern National Bancorp of Virginia, Inc.	566,525
68,593	The Bancorp, Inc.*	581,669
8,359	The First of Long Island Corp.	173,199
42,125	TriCo Bancshares	1,588,955
3,492	TriState Capital Holdings, Inc.*	71,097
20,721	United Bankshares, Inc.	732,902
63,988	United Community Banks, Inc.	1,645,771
182,462	Valley National Bancorp	1,844,691

		49,780,213

Beverages – 0.2%
14,510	National Beverage Corp.	1,216,518

Biotechnology* – 8.3%
99,654	ACADIA Pharmaceuticals, Inc.	2,270,118
32,244	Acceleron Pharma, Inc.	1,367,146
42,762	Acorda Therapeutics, Inc.	711,132
10,977	AMAG Pharmaceuticals, Inc.	179,693
122,067	Array BioPharma, Inc.	2,278,991
57,184	Arrowhead Pharmaceuticals, Inc.(a)	807,438
14,052	BioSpecifics Technologies Corp.	913,099
13,801	Blueprint Medicines Corp.	994,914
53,249	CareDx, Inc.	1,492,569
25,725	ChemoCentryx, Inc.	314,874
63,215	CytomX Therapeutics, Inc.	1,073,391
17,223	Eagle Pharmaceuticals, Inc.	727,844
15,865	Editas Medicine, Inc.	344,746
32,288	Emergent BioSolutions, Inc.	2,014,448
9,300	Fate Therapeutics, Inc.	140,802
38,752	FibroGen, Inc.	2,199,176
52,412	Genomic Health, Inc.	3,973,354
23,489	Global Blood Therapeutics, Inc.	1,125,358
218,323	Halozyme Therapeutics, Inc.	3,532,466
10,241	Intercept Pharmaceuticals, Inc.	1,235,884
67,714	Invitae Corp.	953,413
39,876	Iovance Biotherapeutics, Inc.	364,865
123,589	Ironwood Pharmaceuticals, Inc.	1,688,226
25,595	Ligand Pharmaceuticals, Inc.	3,022,769

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
8,806	MacroGenics, Inc.	$ 103,294
5,570	Mirati Therapeutics, Inc.	368,066
47,184	Myriad Genetics, Inc.	1,330,117
57,042	Natera, Inc.	775,201
54,166	OPKO Health, Inc.	199,331
94,916	Pieris Pharmaceuticals, Inc.	272,409
27,159	Prothena Corp. PLC	319,118
20,643	PTC Therapeutics, Inc.	642,617
23,659	Puma Biotechnology, Inc.	659,613
6,702	Ra Pharmaceuticals, Inc.	137,592
33,717	REGENXBIO, Inc.	1,482,199
66,707	Repligen Corp.	3,802,966
10,497	Spark Therapeutics, Inc.	501,967
23,355	Spectrum Pharmaceuticals, Inc.	261,576
73,337	Vanda Pharmaceuticals, Inc.	1,989,633
171,814	Veracyte, Inc.	3,125,297
26,827	Vericel Corp.	461,424
44,698	Voyager Therapeutics, Inc.	468,882
29,249	Xencor, Inc.	1,055,889
45,097	Zafgen, Inc.	200,231

		51,884,138

Building Products – 1.2%
65,797	Advanced Drainage Systems, Inc.	1,677,823
47,594	Builders FirstSource, Inc.*	629,193
69,049	Continental Building Products, Inc.*	1,818,751
51,412	Simpson Manufacturing Co., Inc.	3,155,669
3,761	Trex Co., Inc.*	262,367

		7,543,803

Capital Markets – 1.4%
34,761	Artisan Partners Asset Management, Inc. Class A	810,626
166,120	BrightSphere Investment Group PLC	2,054,904
12,540	Cowen, Inc.*	202,772
24,894	Focus Financial Partners, Inc. Class A*	700,019
13,594	Greenhill & Co., Inc.	340,666
21,577	Houlihan Lokey, Inc.	954,566
5,721	Moelis & Co. Class A	250,294
60,162	Oppenheimer Holdings, Inc. Class A	1,620,163
22,232	Piper Jaffray Cos.	1,534,675
11,935	Waddell & Reed Financial, Inc. Class A	204,327
1,848	Westwood Holdings Group, Inc.	67,674

		8,740,686

Chemicals – 1.8%
41,066	Balchem Corp.	3,409,299
12,801	Chase Corp.	1,290,597
13,231	FutureFuel Corp.	242,260
13,617	Innophos Holdings, Inc.	407,148
14,708	Innospec, Inc.	1,033,531

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
43,590	Kraton Corp.*	$ 1,229,238
15,637	Minerals Technologies, Inc.	915,859
49,053	OMNOVA Solutions, Inc.*	437,062
40,150	PolyOne Corp.	1,299,656
18,327	Trinseo SA	898,939

		11,163,589

Commercial Services & Supplies – 1.5%
70,764	Advanced Disposal Services, Inc.*	1,783,253
26,035	Deluxe Corp.	1,222,864
52,540	Kimball International, Inc. Class B	742,390
46,403	McGrath RentCorp	2,338,711
25,757	Mobile Mini, Inc.	973,357
10,604	MSA Safety, Inc.	1,062,309
3,767	UniFirst Corp.	521,466
6,441	US Ecology, Inc.	410,098

		9,054,448

Communications Equipment – 1.7%
36,183	Acacia Communications, Inc.*	1,574,322
11,869	ADTRAN, Inc.	173,050
53,808	Aerohive Networks, Inc.*	205,547
114,471	Casa Systems, Inc.*	1,332,442
77,563	Comtech Telecommunications Corp.	1,936,748
70,318	Extreme Networks, Inc.*	531,604
47,392	Harmonic, Inc.*	250,704
68,816	Lumentum Holdings, Inc.*	3,365,791
70,717	Quantenna Communications, Inc.*	1,056,512

		10,426,720

Construction & Engineering – 1.3%
66,608	Aegion Corp.*	1,208,935
68,067	Comfort Systems USA, Inc.	3,265,174
24,068	Dycom Industries, Inc.*	1,397,148
53,102	Great Lakes Dredge & Dock Corp.*	375,431
3,223	MYR Group, Inc.*	98,205
13,016	NV5 Global, Inc.*	921,142
11,370	Sterling Construction Co., Inc.*	150,539
48,080	Tutor Perini Corp.*	827,457

		8,244,031

Consumer Finance* – 0.7%
101,496	Enova International, Inc.	2,339,483
13,984	Green Dot Corp. Class A	1,035,096
27,201	Regional Management Corp.	747,483

		4,122,062

Containers & Packaging – 0.0%
16,658	Myers Industries, Inc.	270,859

Distributors – 0.5%
104,851	Core-Mark Holding Co., Inc.	2,923,246

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Consumer Services* – 1.0%
10,575	American Public Education, Inc.	$ 312,914
49,875	Chegg, Inc.	1,756,598
205,769	Houghton Mifflin Harcourt Co.	2,154,401
59,806	K12, Inc.	1,884,487
5,030	Weight Watchers International, Inc.	160,960

		6,269,360

Diversified Financial Services* – 0.1%
11,221	Cannae Holdings, Inc.	217,014
82,449	On Deck Capital, Inc.	620,017

		837,031

Diversified Telecommunication Services – 1.1%
66,515	Cogent Communications Holdings, Inc.	3,222,652
5,899	Ooma, Inc.*	89,134
413,669	Vonage Holdings Corp.*	3,768,524

		7,080,310

Electric Utilities(b) – 0.7%
90,411	Portland General Electric Co.	4,368,660

Electrical Equipment – 0.2%
6,947	Atkore International Group, Inc.*	161,101
10,977	Encore Wire Corp.	591,660
2,864	EnerSys	244,185

		996,946

Electronic Equipment, Instruments & Components – 3.3%
12,126	Control4 Corp.*	240,944
15,134	ePlus, Inc.*	1,198,916
79,326	Fabrinet*(b)	4,508,890
23,252	FARO Technologies, Inc.*	988,675
118,061	Fitbit, Inc. Class A*	728,436
24,486	II-VI, Inc.*	929,489
80,197	Insight Enterprises, Inc.*	3,682,646
109,694	Knowles Corp.*	1,711,226
16,586	Novanta, Inc.*	1,155,712
36,004	PC Connection, Inc.	1,192,813
10,724	ScanSource, Inc.*	410,836
7,295	Tech Data Corp.*	697,621
80,310	Vishay Intertechnology, Inc.	1,566,045
40,360	Vishay Precision Group, Inc.*	1,349,235

		20,361,484

Energy Equipment & Services* – 1.6%
123,272	FTS International, Inc.	1,004,667
192,273	Helix Energy Solutions Group, Inc.	1,313,225
79,487	Matrix Service Co.	1,704,996
57,365	McDermott International, Inc.	505,959
128,622	Newpark Resources, Inc.	1,068,849
86,357	Pioneer Energy Services Corp.	127,808

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services* – (continued)
74,486	SEACOR Holdings, Inc.	$ 3,082,976
27,355	Select Energy Services, Inc. Class A	232,517
119,468	Superior Energy Services, Inc.	467,120
25,214	Unit Corp.	402,415

		9,910,532

Entertainment – 1.0%
203,503	AMC Entertainment Holdings, Inc. Class A(a)	2,981,319
157,650	Glu Mobile, Inc.*	1,535,511
40,017	IMAX Corp.*	831,153
14,209	World Wrestling Entertainment, Inc. Class A	1,169,969

		6,517,952

Equity Real Estate Investment Trusts (REITs) – 7.4%
26,498	American Assets Trust, Inc.	1,137,824
173,825	Cedar Realty Trust, Inc.	606,649
5,440	Chatham Lodging Trust	109,942
10,563	Chesapeake Lodging Trust	300,834
8,519	CorePoint Lodging, Inc.	104,273
361,273	Cousins Properties, Inc.	3,197,266
7,617	EastGroup Properties, Inc.	788,055
140,024	First Industrial Realty Trust, Inc.	4,581,585
50,695	Gladstone Commercial Corp.	1,011,365
2,108	Investors Real Estate Trust	124,098
196,563	Lexington Realty Trust	1,888,970
17,269	National Storage Affiliates Trust	502,528
63,499	NexPoint Residential Trust, Inc.	2,375,498
17,401	NorthStar Realty Europe Corp.	292,163
63,448	Pennsylvania Real Estate Investment Trust	467,612
44,918	Physicians Realty Trust	813,465
77,817	Piedmont Office Realty Trust, Inc. Class A	1,506,537
130,062	Rexford Industrial Realty, Inc.	4,370,083
230,658	RLJ Lodging Trust	4,278,706
201,301	Sabra Health Care REIT, Inc.	4,134,723
65,795	STAG Industrial, Inc.	1,813,968
103,855	Sunstone Hotel Investors, Inc.	1,485,127
100,941	Terreno Realty Corp.	4,071,960
66,230	Tier REIT, Inc.	1,556,405
23,251	Urstadt Biddle Properties, Inc. Class A	498,036
19,460	Washington Prime Group, Inc.	110,533
55,231	Washington Real Estate Investment Trust	1,400,106
149,252	Xenia Hotels & Resorts, Inc.	2,801,460

		46,329,771

Food & Staples Retailing – 0.6%
31,472	Ingles Markets, Inc. Class A	898,211
20,562	Smart & Final Stores, Inc.*	123,989

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – (continued)
13,182	SpartanNash Co.	$ 273,526
4,994	The Chefs’ Warehouse, Inc.*	160,407
16,737	Village Super Market, Inc. Class A	450,058
33,488	Weis Markets, Inc.	1,624,838

		3,531,029

Food Products – 2.0%
27,162	Cal-Maine Foods, Inc.	1,145,693
106,282	Darling Ingredients, Inc.*	2,260,618
79,541	Dean Foods Co.	331,686
52,687	Fresh Del Monte Produce, Inc.	1,684,931
80,992	Freshpet, Inc.*	2,913,282
24,602	J&J Snack Foods Corp.	3,797,319
9,024	John B. Sanfilippo & Son, Inc.	615,888

		12,749,417

Gas Utilities – 0.0%
2,586	ONE Gas, Inc.	212,440

Health Care Equipment & Supplies* – 2.1%
6,081	AtriCure, Inc.	188,207
3,545	Cardiovascular Systems, Inc.	110,356
22,513	Globus Medical, Inc. Class A	1,014,210
3,847	Heska Corp.	379,314
8,628	Inogen, Inc.	1,304,640
36,169	Integer Holdings Corp.	2,929,327
921	LivaNova PLC	85,027
9,646	Neogen Corp.	587,538
5,179	Novocure Ltd.	253,771
22,249	NuVasive, Inc.	1,115,565
22,211	NxStage Medical, Inc.	645,674
30,432	Orthofix Medical, Inc.	1,646,675
7,210	Quidel Corp.	418,396
15,064	STAAR Surgical Co.	538,237
3,541	SurModics, Inc.	202,793
35,466	Tandem Diabetes Care, Inc.	1,542,062

		12,961,792

Health Care Providers & Services – 2.6%
32,783	Amedisys, Inc.*	4,299,818
30,592	BioTelemetry, Inc.*	2,197,117
30,497	Brookdale Senior Living, Inc.*	248,551
92,739	Cross Country Healthcare, Inc.*	893,077
9,572	National HealthCare Corp.	768,919
118,839	Tenet Healthcare Corp.*	2,613,270
90,225	The Ensign Group, Inc.	3,931,103
8,266	Tivity Health, Inc.*	184,001
44,927	Triple-S Management Corp. Class B*	905,728

		16,041,584

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.1%
3,503	HealthStream, Inc.	$ 88,135
13,536	HMS Holdings Corp.*	405,945

		494,080

Hotels, Restaurants & Leisure – 2.9%
8,517	BJ’s Restaurants, Inc.	424,402
17,846	Bloomin’ Brands, Inc.	328,902
6,985	Boyd Gaming Corp.	190,830
96,874	Carrols Restaurant Group, Inc.*	836,022
40,660	Dave & Buster’s Entertainment, Inc.	2,091,957
46,352	Fiesta Restaurant Group, Inc.*	688,791
37,796	Planet Fitness, Inc. Class A*	2,189,144
60,005	Red Robin Gourmet Burgers, Inc.*	1,918,960
120,975	SeaWorld Entertainment, Inc.*	3,151,399
64,355	Texas Roadhouse, Inc.	3,915,358
35,761	Wingstop, Inc.	2,347,710

		18,083,475

Household Durables – 2.4%
24,287	Bassett Furniture Industries, Inc.	463,153
110,674	Ethan Allen Interiors, Inc.	2,100,592
7,617	Helen of Troy Ltd.*	883,877
14,037	Installed Building Products, Inc.*	591,098
115,120	KB Home	2,464,719
15,873	MDC Holdings, Inc.	522,698
68,397	Meritage Homes Corp.*	3,083,337
183,944	Taylor Morrison Home Corp. Class A*	3,476,542
21,734	Tupperware Brands Corp.	592,686
73,389	William Lyon Homes Class A*	973,138

		15,151,840

Independent Power and Renewable Electricity Producers – 0.4%
81,268	Clearway Energy, Inc. Class C	1,226,334
55,724	Pattern Energy Group, Inc. Class A	1,185,807

		2,412,141

Insurance – 3.4%
129,545	American Equity Investment Life Holding Co.	4,057,349
32,486	AMERISAFE, Inc.	1,929,993
52,674	Argo Group International Holdings Ltd.	3,515,463
67,778	Employers Holdings, Inc.	2,871,754
17,078	FBL Financial Group, Inc. Class A	1,199,217
42,796	Genworth Financial, Inc. Class A*	207,133
33,928	National General Holdings Corp.	819,361

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,889	National Western Life Group, Inc. Class A	$ 572,934
12,245	Primerica, Inc.	1,375,971
56,293	ProAssurance Corp.	2,401,459
4,803	Safety Insurance Group, Inc.	395,335
61,114	Trupanion, Inc.*(a)	1,622,577

		20,968,546

Interactive Media & Services* – 0.5%
95,874	Liberty TripAdvisor Holdings, Inc. Class A	1,597,261
25,841	QuinStreet, Inc.	492,013
21,411	Yelp, Inc.	779,788

		2,869,062

Internet & Direct Marketing Retail* – 0.9%
30,202	Etsy, Inc.	1,650,539
38,363	Groupon, Inc.	144,629
94,949	Liberty Expedia Holdings, Inc. Class A	3,891,959

		5,687,127

IT Services – 1.0%
175,653	Everi Holdings, Inc.*	1,168,093
59,832	Perficient, Inc.*	1,526,314
129,744	Perspecta, Inc.	2,601,367
132,690	ServiceSource International, Inc.*	159,228
28,294	Sykes Enterprises, Inc.*	780,066

		6,235,068

Leisure Products – 1.4%
40,108	American Outdoor Brands Corp.*	484,104
211,959	Callaway Golf Co.	3,452,812
6,293	Johnson Outdoors, Inc. Class A	394,257
35,717	Malibu Boats, Inc. Class A*	1,448,324
39,775	MasterCraft Boat Holdings, Inc.*	868,288
10,753	Nautilus, Inc.*	80,755
14,975	Sturm Ruger & Co., Inc.	815,838
124,887	Vista Outdoor, Inc.*	1,246,372

		8,790,750

Life Sciences Tools & Services* – 0.0%
3,531	Medpace Holdings, Inc.	227,396

Machinery – 3.0%
47,000	Albany International Corp. Class A	3,227,020
43,183	Barnes Group, Inc.	2,551,252
11,180	ESCO Technologies, Inc.	727,930
35,735	Hillenbrand, Inc.	1,515,164
10,938	Hurco Cos., Inc.	419,472
156,424	Meritor, Inc.*	3,234,848
198,923	Milacron Holdings Corp.*	2,757,073
6,301	Miller Industries, Inc.	189,345
31,035	Rexnord Corp.*	811,565

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
14,991	SPX FLOW, Inc.*	$ 491,255
93,701	TriMas Corp.*	2,716,392
11,196	Wabash National Corp.	156,072

		18,797,388

Media – 3.0%
35,646	Gray Television, Inc.*	595,645
16,045	Liberty Latin America Ltd. Class A*	279,744
6,853	Loral Space & Communications, Inc.*	247,462
136,003	MSG Networks, Inc. Class A*	3,046,467
121,459	New Media Investment Group, Inc.	1,660,344
52,817	Nexstar Media Group, Inc. Class A	4,408,635
20,646	Scholastic Corp.	860,732
126,674	Sinclair Broadcast Group, Inc. Class A	3,902,826
10,191	TEGNA, Inc.	119,642
109,574	The E.W. Scripps Co. Class A	2,057,800
55,529	The New York Times Co. Class A	1,427,651

		18,606,948

Metals & Mining – 1.1%
323,538	AK Steel Holding Corp.*(a)	954,437
7,283	Allegheny Technologies, Inc.*	199,481
50,368	Carpenter Technology Corp.	2,380,392
23,460	Materion Corp.	1,100,978
23,400	Schnitzer Steel Industries, Inc. Class A	566,280
96,173	SunCoke Energy, Inc.*	1,080,985
8,429	Worthington Industries, Inc.	318,026

		6,600,579

Mortgage Real Estate Investment Trusts (REITs) – 1.0%
12,621	AG Mortgage Investment Trust, Inc.	227,430
373,321	Anworth Mortgage Asset Corp.	1,668,745
19,827	Cherry Hill Mortgage Investment Corp.	366,800
217,968	Ladder Capital Corp.	3,773,026

		6,036,001

Multi-Utilities – 1.1%
54,952	Black Hills Corp.	3,730,691
31,632	NorthWestern Corp.	2,021,601
17,474	Unitil Corp.	916,686

		6,668,978

Oil, Gas & Consumable Fuels – 3.7%
20,859	Arch Coal, Inc. Class A	1,838,304
50,489	Carrizo Oil & Gas, Inc.*	620,005
76,530	CONSOL Energy, Inc.*	2,719,111
23,706	CVR Energy, Inc.	951,796
126,299	Delek US Holdings, Inc.	4,105,980

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
567,513	Denbury Resources, Inc.*	$ 1,152,051
112,139	Oasis Petroleum, Inc.*	675,077
115,528	Peabody Energy Corp.	4,124,349
111,488	Renewable Energy Group, Inc.*	3,222,003
154,817	W&T Offshore, Inc.*	780,278
102,084	World Fuel Services Corp.	2,540,871

		22,729,825

Paper & Forest Products – 0.9%
98,539	Boise Cascade Co.	2,706,866
58,475	Louisiana-Pacific Corp.	1,425,621
62,146	Verso Corp. Class A*	1,533,142

		5,665,629

Personal Products – 0.4%
17,365	Medifast, Inc.	2,209,523

Pharmaceuticals – 2.2%
56,243	Amneal Pharmaceuticals, Inc.*	690,664
70,394	Assertio Therapeutics, Inc.*	313,957
12,807	Collegium Pharmaceutical, Inc.*	205,040
32,043	Endo International PLC*	312,419
40,816	Horizon Pharma PLC*	877,136
149,287	Innoviva, Inc.*	2,552,808
3,132	Intersect ENT, Inc.*	92,926
31,441	Mallinckrodt PLC*	687,300
77,458	Pacira Pharmaceuticals, Inc.*	3,150,992
60,713	Phibro Animal Health Corp. Class A	1,895,460
103,193	Prestige Consumer Healthcare, Inc.*	2,881,149

		13,659,851

Professional Services – 3.4%
13,401	Barrett Business Services, Inc.	839,573
56,398	CBIZ, Inc.*	1,105,401
15,722	CRA International, Inc.	656,236
4,866	Exponent, Inc.	243,105
5,054	Heidrick & Struggles International, Inc.	167,035
20,867	Huron Consulting Group, Inc.*	1,008,919
10,296	ICF International, Inc.	678,712
38,370	Insperity, Inc.	4,093,312
87,701	Kforce, Inc.	2,877,470
88,765	Korn Ferry	4,047,684
123,166	Navigant Consulting, Inc.	3,192,463
77,324	TrueBlue, Inc.*	1,885,932
12,910	WageWorks, Inc.*	407,311

		21,203,153

Real Estate Management & Development – 0.0%
3,210	HFF, Inc. Class A	132,958

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 0.2%
9,579	Covenant Transportation Group, Inc. Class A*	$ 225,873
23,844	Marten Transport Ltd.	461,381
7,737	Saia, Inc.*	463,988
58,033	YRC Worldwide, Inc.*	362,126

		1,513,368

Semiconductors & Semiconductor Equipment* – 2.0%
21,495	Amkor Technology, Inc.	171,960
20,635	Cirrus Logic, Inc.	766,590
89,109	Diodes, Inc.	2,996,736
5,296	FormFactor, Inc.	79,546
78,452	Inphi Corp.	3,094,147
9,303	MaxLinear, Inc.	182,525
86,004	Rambus, Inc.	775,756
13,828	Rudolph Technologies, Inc.	300,344
68,057	Semtech Corp.	3,304,848
7,010	Silicon Laboratories, Inc.	536,265

		12,208,717

Software – 5.4%
39,014	ACI Worldwide, Inc.*	1,153,254
8,111	Alteryx, Inc. Class A*	577,098
18,256	Appfolio, Inc. Class A*	1,155,787
57,010	Bottomline Technologies DE, Inc.*	2,944,566
97,570	Box, Inc. Class A*	2,041,164
153,229	Cloudera, Inc.*	2,068,591
67,384	Cornerstone OnDemand, Inc.*	3,863,799
22,349	Coupa Software, Inc.*	1,943,469
19,366	Five9, Inc.*	990,184
20,106	HubSpot, Inc.*	3,182,981
10,449	MicroStrategy, Inc. Class A*	1,325,874
15,752	MobileIron, Inc.*	76,397
9,444	New Relic, Inc.*	959,983
52,260	Paylocity Holding Corp.*	3,712,028
99,518	Progress Software Corp.	3,605,537
1,667	Qualys, Inc.*	144,245
8,683	SPS Commerce, Inc.*	769,835
11,412	The Trade Desk, Inc. Class A*	1,628,264
11,470	Varonis Systems, Inc.*	677,648
21,256	Workiva, Inc.*	890,626

		33,711,330

Specialty Retail – 3.0%
122,167	Abercrombie & Fitch Co. Class A	2,647,359
150,143	American Eagle Outfitters, Inc.	3,171,020
68,213	Bed Bath & Beyond, Inc.	1,029,334
62,384	Citi Trends, Inc.	1,278,248
39,561	Conn’s, Inc.*	828,407
54,727	DSW, Inc. Class A	1,491,311
211,417	Express, Inc.*	1,120,510
11,668	Five Below, Inc.*	1,443,682
12,747	Genesco, Inc.*	575,909
13,274	Haverty Furniture Cos., Inc.	270,391
5,437	Hibbett Sports, Inc.*	88,841

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
42,011	Hudson Ltd. Class A*	$ 541,102
3,940	RH*(a)	535,328
54,873	Shoe Carnival, Inc.	2,023,716
24,292	Sleep Number Corp.*	874,512
10,556	The Cato Corp. Class A	156,757
36,656	Tilly’s, Inc. Class A	443,904

		18,520,331

Textiles, Apparel & Luxury Goods* – 0.3%
72,250	Crocs, Inc.	2,075,020

Thrifts & Mortgage Finance – 2.0%
8,467	BankFinancial Corp.	127,005
58,152	Essent Group Ltd.*	2,311,542
21,020	Federal Agricultural Mortgage Corp. Class C	1,487,165
22,112	Mr Cooper Group, Inc.*	340,304
35,583	NMI Holdings, Inc. Class A*	782,826
9,194	PennyMac Financial Services, Inc.	190,132
248,825	Radian Group, Inc.(b)	4,787,393
135,788	TrustCo Bank Corp. NY	1,053,715
52,598	United Community Financial Corp.	498,629
25,890	WSFS Financial Corp.	1,091,781

		12,670,492

Tobacco – 0.1%
55,548	Vector Group Ltd.	611,028

Trading Companies & Distributors – 0.8%
54,156	BMC Stock Holdings, Inc.*	929,317
11,933	DXP Enterprises, Inc.*	392,715
28,615	Kaman Corp.	1,691,719
22,390	Nexeo Solutions, Inc.*	210,466
19,417	Rush Enterprises, Inc. Class A	742,700
3,884	SiteOne Landscape Supply, Inc.*	207,017
28,817	Titan Machinery, Inc.*	540,031

		4,713,965

Wireless Telecommunication Services – 0.3%
28,464	Shenandoah Telecommunications Co.	1,355,740
44,528	Spok Holdings, Inc.	616,268

		1,972,008

TOTAL COMMON STOCKS (Cost $618,591,014)		$615,657,742

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $618,591,014)		$615,657,742

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 0.7%

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,396,025	2.364%	$ 4,396,025
(Cost $4,396,025)

TOTAL INVESTMENTS – 99.6% (Cost $622,987,039)		$620,053,767

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,555,294

NET ASSETS – 100.0%		$622,609,061

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	6	03/15/19	$450,060	$14,708

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.4%
Aerospace & Defense – 1.3%
188,473	Aerojet Rocketdyne Holdings, Inc.*	$ 7,439,029
2,697	Cubic Corp.	173,336
13,573	Kratos Defense & Security Solutions, Inc.*	210,246
49,273	Moog, Inc. Class A	4,408,455
78,155	Wesco Aircraft Holdings, Inc.*	683,075

		12,914,141

Air Freight & Logistics – 0.3%
66,581	Echo Global Logistics, Inc.*	1,581,964
18,452	Forward Air Corp.	1,079,996

		2,661,960

Auto Components – 0.3%
130,995	Dana, Inc.	2,308,132
10,096	Standard Motor Products, Inc.	496,319

		2,804,451

Banks – 2.6%
19,069	1st Source Corp.	865,733
61,171	Amalgamated Bank Class A	1,097,408
7,349	Berkshire Hills Bancorp, Inc.	200,260
135,407	CenterState Bank Corp.	3,358,094
150,545	Central Pacific Financial Corp.	4,310,103
14,067	Equity Bancshares, Inc. Class A*	446,627
9,227	First Bancorp/Southern Pines NC	339,277
103,161	First Commonwealth Financial Corp.	1,402,990
28,338	First Foundation, Inc.*	411,751
14,618	First Internet Bancorp	292,360
10,220	Heritage Commerce Corp.	135,619
8,100	Hilltop Holdings, Inc.	149,121
87,192	Home BancShares, Inc.	1,596,486
112,567	International Bancshares Corp.	3,992,751
145,194	Investors Bancorp, Inc.	1,762,655
52,806	LegacyTexas Financial Group, Inc.	2,103,791
5,781	National Bank Holdings Corp. Class A	184,761
36,393	Pacific Premier Bancorp, Inc.*	1,082,692
9,901	Southern National Bancorp of Virginia, Inc.	149,307
23,024	The Bancorp, Inc.*	195,244
26,453	TriCo Bancshares	997,807
58,034	United Community Banks, Inc.	1,492,634

		26,567,471

Shares	Description	Value

Common Stocks – (continued)
Beverages – 0.4%
40,435	National Beverage Corp.	$ 3,390,070
3,392	The Boston Beer Co., Inc. Class A*	845,151

		4,235,221

Biotechnology* – 13.3%
271,258	ACADIA Pharmaceuticals, Inc.	6,179,257
91,090	Acceleron Pharma, Inc.	3,862,216
81,774	Acorda Therapeutics, Inc.	1,359,902
43,886	Agenus, Inc.	147,896
52,600	Amicus Therapeutics, Inc.	633,304
18,788	AnaptysBio, Inc.	1,246,020
16,194	Arena Pharmaceuticals, Inc.	744,438
388,141	Array BioPharma, Inc.	7,246,592
158,060	Arrowhead Pharmaceuticals, Inc.(a)	2,231,807
17,578	BioCryst Pharmaceuticals, Inc.	152,577
22,823	BioSpecifics Technologies Corp.	1,483,039
49,742	Blueprint Medicines Corp.	3,585,901
114,628	CareDx, Inc.	3,213,023
91,021	ChemoCentryx, Inc.	1,114,097
95,435	Coherus Biosciences, Inc.	1,284,555
138,494	CytomX Therapeutics, Inc.	2,351,628
47,476	Dicerna Pharmaceuticals, Inc.	489,478
36,639	Eagle Pharmaceuticals, Inc.	1,548,364
76,645	Editas Medicine, Inc.	1,665,496
90,755	Emergent BioSolutions, Inc.	5,662,204
20,206	Enanta Pharmaceuticals, Inc.	1,604,963
19,944	Epizyme, Inc.	203,828
13,859	Esperion Therapeutics, Inc.(a)	643,751
63,646	Fate Therapeutics, Inc.	963,600
102,671	FibroGen, Inc.	5,826,579
88,418	Genomic Health, Inc.	6,702,969
76,894	Global Blood Therapeutics, Inc.	3,683,991
397,039	Halozyme Therapeutics, Inc.	6,424,091
28,742	Inovio Pharmaceuticals, Inc.	143,997
29,544	Intercept Pharmaceuticals, Inc.	3,565,370
173,578	Invitae Corp.	2,443,978
93,813	Iovance Biotherapeutics, Inc.	858,389
344,027	Ironwood Pharmaceuticals, Inc.	4,699,409
56,063	Ligand Pharmaceuticals, Inc.(b)	6,621,040
71,096	MacroGenics, Inc.	833,956
4,367	Madrigal Pharmaceuticals, Inc.	505,524
62,703	Minerva Neurosciences, Inc.	412,586
31,342	Mirati Therapeutics, Inc.	2,071,079
75,736	Myriad Genetics, Inc.	2,134,998
123,105	Natera, Inc.	1,672,997
102,192	Novavax, Inc.	239,129
226,195	Pieris Pharmaceuticals, Inc.	649,180
51,355	Prothena Corp. PLC	603,421
53,955	PTC Therapeutics, Inc.	1,679,619
68,906	Puma Biotechnology, Inc.	1,921,099
21,839	Ra Pharmaceuticals, Inc.	448,355
69,433	REGENXBIO, Inc.	3,052,275
121,992	Repligen Corp.	6,954,764

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
66,284	Retrophin, Inc.	$ 1,429,083
37,742	Spark Therapeutics, Inc.	1,804,822
124,321	Spectrum Pharmaceuticals, Inc.	1,392,395
12,069	Stemline Therapeutics, Inc.	133,483
4,971	Ultragenyx Pharmaceutical, Inc.	245,170
150,569	Vanda Pharmaceuticals, Inc.	4,084,937
256,540	Veracyte, Inc.	4,666,463
92,472	Vericel Corp.	1,590,518
103,181	Voyager Therapeutics, Inc.	1,082,369
108,377	Xencor, Inc.	3,912,410
70,797	Zafgen, Inc.	314,339

		134,422,720

Building Products – 1.8%
123,784	Advanced Drainage Systems, Inc.	3,156,492
7,921	Apogee Enterprises, Inc.	269,868
153,251	Builders FirstSource, Inc.*	2,025,978
151,512	Continental Building Products, Inc.*	3,990,826
98,995	Simpson Manufacturing Co., Inc.	6,076,313
39,472	Trex Co., Inc.*	2,753,567

		18,273,044

Capital Markets – 1.3%
43,048	Artisan Partners Asset Management, Inc. Class A	1,003,879
226,474	BrightSphere Investment Group PLC	2,801,483
20,350	Cowen, Inc.*	329,060
52,729	Focus Financial Partners, Inc. Class A*	1,482,739
26,850	Greenhill & Co., Inc.	672,861
49,538	Houlihan Lokey, Inc.	2,191,561
30,570	Moelis & Co. Class A	1,337,438
18,727	Oppenheimer Holdings, Inc. Class A	504,318
39,997	Piper Jaffray Cos.	2,760,993
6,664	PJT Partners, Inc. Class A	289,751
5,309	Westwood Holdings Group, Inc.	194,416

		13,568,499

Chemicals – 2.0%
32,831	AdvanSix, Inc.*	1,038,773
77,755	Balchem Corp.	6,455,220
22,686	Chase Corp.	2,287,203
77,942	Ferro Corp.*	1,299,293
7,978	Ingevity Corp.*	750,491
91,736	Kraton Corp.*	2,586,955
37,021	OMNOVA Solutions, Inc.*	329,857
103,793	PolyOne Corp.	3,359,779
48,367	Trinseo SA	2,372,401
29,077	Tronox Ltd. Class A	254,715

		20,734,687

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – 1.9%
141,173	Advanced Disposal Services, Inc.*	$ 3,557,560
48,909	Deluxe Corp.	2,297,256
8,502	HNI Corp.	330,473
139,888	Kimball International, Inc. Class B	1,976,617
74,475	McGrath RentCorp	3,753,540
64,702	Mobile Mini, Inc.	2,445,088
18,662	MSA Safety, Inc.	1,869,559
5,353	UniFirst Corp.	741,016
32,576	US Ecology, Inc.	2,074,114

		19,045,223

Communications Equipment – 1.5%
49,546	Acacia Communications, Inc.*	2,155,746
11,651	ADTRAN, Inc.	169,872
187,478	Casa Systems, Inc.*	2,182,244
35,891	Comtech Telecommunications Corp.	896,198
122,604	Extreme Networks, Inc.*	926,886
144,096	Lumentum Holdings, Inc.*	7,047,735
98,503	Quantenna Communications, Inc.*	1,471,635
24,389	Viavi Solutions, Inc.*	271,206

		15,121,522

Construction & Engineering – 1.4%
14,702	Aegion Corp.*	266,841
121,204	Comfort Systems USA, Inc.	5,814,156
45,325	Dycom Industries, Inc.*	2,631,116
42,398	EMCOR Group, Inc.	2,765,622
6,919	MYR Group, Inc.*	210,822
23,996	NV5 Global, Inc.*	1,698,197
15,973	Sterling Construction Co., Inc.*	211,482
8,082	Tutor Perini Corp.*	139,091

		13,737,327

Consumer Finance* – 0.7%
170,665	Enova International, Inc.	3,933,828
42,169	Green Dot Corp. Class A	3,121,350

		7,055,178

Containers & Packaging – 0.0%
6,268	Myers Industries, Inc.	101,918

Distributors – 0.4%
148,306	Core-Mark Holding Co., Inc.	4,134,771

Diversified Consumer Services* – 1.4%
24,222	American Public Education, Inc.	716,729
164,104	Chegg, Inc.	5,779,743
485,774	Houghton Mifflin Harcourt Co.	5,086,054
56,859	K12, Inc.	1,791,627
30,580	Weight Watchers International, Inc.	978,560

		14,352,713

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services* – 0.0%
57,357	On Deck Capital, Inc.	$ 431,325

Diversified Telecommunication Services – 1.3%
118,822	Cogent Communications Holdings, Inc.	5,756,926
14,809	Ooma, Inc.*	223,764
760,435	Vonage Holdings Corp.*	6,927,563

		12,908,253

Electrical Equipment – 0.2%
9,736	Atkore International Group, Inc.*	225,778
17,461	EnerSys	1,488,725

		1,714,503

Electronic Equipment, Instruments & Components – 2.7%
45,313	Control4 Corp.*	900,369
22,691	ePlus, Inc.*	1,797,581
99,478	Fabrinet*	5,654,329
31,660	FARO Technologies, Inc.*	1,346,183
288,948	Fitbit, Inc. Class A*	1,782,809
76,055	II-VI, Inc.*	2,887,048
122,393	Insight Enterprises, Inc.*	5,620,287
9,461	Knowles Corp.*	147,592
59,700	Novanta, Inc.*	4,159,896
26,306	PC Connection, Inc.	871,518
13,482	Vishay Intertechnology, Inc.	262,899
70,556	Vishay Precision Group, Inc.*	2,358,687

		27,789,198

Energy Equipment & Services* – 0.9%
18,239	FTS International, Inc.	148,648
129,454	Helix Energy Solutions Group, Inc.	884,171
87,047	Keane Group, Inc.	877,434
100,469	Matrix Service Co.	2,155,060
100,199	SEACOR Holdings, Inc.	4,147,236
82,983	Select Energy Services, Inc. Class A	705,355

		8,917,904

Entertainment – 1.3%
245,974	AMC Entertainment Holdings, Inc. Class A	3,603,519
413,726	Glu Mobile, Inc.*	4,029,691
148,505	IMAX Corp.*	3,084,449
31,534	World Wrestling Entertainment, Inc. Class A	2,596,510

		13,314,169

Equity Real Estate Investment Trusts (REITs) – 2.3%
6,545	EastGroup Properties, Inc.	677,146
182,967	First Industrial Realty Trust, Inc.	5,986,680

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
61,327	Lexington Realty Trust	$ 589,352
57,233	NexPoint Residential Trust, Inc.	2,141,086
149,331	Rexford Industrial Realty, Inc.	5,017,522
124,316	RLJ Lodging Trust	2,306,062
112,959	Sabra Health Care REIT, Inc.	2,320,178
53,223	Terreno Realty Corp.	2,147,016
32,948	Tier REIT, Inc.	774,278
60,333	Xenia Hotels & Resorts, Inc.	1,132,450

		23,091,770

Food & Staples Retailing – 0.1%
7,721	Natural Grocers by Vitamin Cottage, Inc.*	105,469
18,120	Performance Food Group Co.*	618,979
5,657	SpartanNash Co.	117,383
5,766	The Chefs’ Warehouse, Inc.*	185,204

		1,027,035

Food Products – 1.3%
38,709	Darling Ingredients, Inc.*	823,340
16,602	Fresh Del Monte Produce, Inc.	530,932
128,842	Freshpet, Inc.*	4,634,447
39,989	J&J Snack Foods Corp.	6,172,302
8,729	John B. Sanfilippo & Son, Inc.	595,754

		12,756,775

Health Care Equipment & Supplies* – 4.5%
90,221	AtriCure, Inc.	2,792,340
26,556	Cardiovascular Systems, Inc.	826,688
26,601	Glaukos Corp.	1,696,878
78,468	Globus Medical, Inc. Class A	3,534,983
2,393	Haemonetics Corp.	236,692
6,912	Heska Corp.	681,523
18,919	Inogen, Inc.	2,860,742
79,903	Integer Holdings Corp.	6,471,344
15,094	iRhythm Technologies, Inc.	1,282,990
24,662	LivaNova PLC	2,276,796
40,374	Neogen Corp.	2,459,180
27,774	Novocure Ltd.	1,360,926
39,171	NuVasive, Inc.	1,964,034
125,853	NxStage Medical, Inc.	3,658,547
60,495	Orthofix Medical, Inc.	3,273,385
45,510	Quidel Corp.	2,640,945
58,743	STAAR Surgical Co.	2,098,887
21,699	SurModics, Inc.	1,242,702
3,590	Tactile Systems Technology, Inc.	239,022
92,139	Tandem Diabetes Care, Inc.	4,006,204
4,326	Wright Medical Group NV	129,088

		45,733,896

Health Care Providers & Services – 3.2%
61,837	Amedisys, Inc.*	8,110,541
76,987	BioTelemetry, Inc.*	5,529,206
2,591	HealthEquity, Inc.*	161,523

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
72,617	RadNet, Inc.*	$ 991,222
58,240	Select Medical Holdings Corp.*	909,709
282,486	Tenet Healthcare Corp.*	6,211,867
163,458	The Ensign Group, Inc.	7,121,865
86,471	Tivity Health, Inc.*	1,924,845
72,481	Triple-S Management Corp. Class B*	1,461,217

		32,421,995

Health Care Technology – 0.5%
11,546	Computer Programs & Systems, Inc.	302,967
21,193	HealthStream, Inc.	533,216
83,131	HMS Holdings Corp.*	2,493,098
4,628	Medidata Solutions, Inc.*	328,403
26,749	Teladoc Health, Inc.*	1,717,286

		5,374,970

Hotels, Restaurants & Leisure – 4.5%
46,102	BJ’s Restaurants, Inc.	2,297,263
164,161	Bloomin’ Brands, Inc.	3,025,487
54,907	Boyd Gaming Corp.	1,500,059
146,155	Carrols Restaurant Group, Inc.*	1,261,318
74,321	Dave & Buster’s Entertainment, Inc.	3,823,815
115,947	Denny’s Corp.*	2,051,102
18,094	Eldorado Resorts, Inc.*	843,542
80,413	Fiesta Restaurant Group, Inc.*	1,194,937
114,142	Planet Fitness, Inc. Class A*	6,611,105
77,557	Red Robin Gourmet Burgers, Inc.*	2,480,273
6,357	Ruth’s Hospitality Group, Inc.	146,847
22,828	Scientific Games Corp. Class A*	572,070
241,629	SeaWorld Entertainment, Inc.*	6,294,435
123,509	Texas Roadhouse, Inc.(b)	7,514,288
88,578	Wingstop, Inc.	5,815,146

		45,431,687

Household Durables – 2.1%
1,012	Cavco Industries, Inc.*	168,285
8,077	Helen of Troy Ltd.*	937,255
31,535	Installed Building Products, Inc.*	1,327,939
183,172	KB Home	3,921,713
121,422	Meritage Homes Corp.*	5,473,704
40,174	Skyline Champion Corp.	725,542
288,299	Taylor Morrison Home Corp. Class A*	5,448,851
106,887	TRI Pointe Group, Inc.*	1,437,630
121,580	William Lyon Homes Class A*	1,612,151

		21,053,070

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.1%
11,946	Clearway Energy, Inc. Class C	$ 180,265
15,978	Pattern Energy Group, Inc. Class A	340,012

		520,277

Insurance – 1.7%
159,857	American Equity Investment Life Holding Co.	5,006,721
61,591	Argo Group International Holdings Ltd.	4,110,583
2,545	FBL Financial Group, Inc. Class A	178,710
66,946	National General Holdings Corp.	1,616,746
18,185	Primerica, Inc.	2,043,449
5,674	ProAssurance Corp.	242,053
1,300	Safety Insurance Group, Inc.	107,003
133,044	Trupanion, Inc.*(a)	3,532,318

		16,837,583

Interactive Media & Services* – 0.9%
244,433	Liberty TripAdvisor Holdings, Inc. Class A	4,072,254
116,090	QuinStreet, Inc.	2,210,353
79,647	Yelp, Inc.	2,900,744

		9,183,351

Internet & Direct Marketing Retail – 1.3%
115,293	Etsy, Inc.*	6,300,763
214,961	Groupon, Inc.*	810,403
124,558	Liberty Expedia Holdings, Inc. Class A*	5,105,632
13,291	Shutterstock, Inc.	531,773

		12,748,571

IT Services – 0.7%
257,618	Everi Holdings, Inc.*	1,713,160
105,146	Perficient, Inc.*	2,682,274
10,518	Perspecta, Inc.	210,886
31,435	Science Applications International Corp.	2,110,546
150,805	ServiceSource International, Inc.*	180,966
13,675	Sykes Enterprises, Inc.*	377,020

		7,274,852

Leisure Products – 1.2%
369,341	Callaway Golf Co.	6,016,565
4,072	Johnson Outdoors, Inc. Class A	255,111
72,222	Malibu Boats, Inc. Class A*	2,928,602
85,852	MasterCraft Boat Holdings, Inc.*	1,874,149
25,129	Nautilus, Inc.*	188,719
15,728	Sturm Ruger & Co., Inc.	856,861
52,718	Vista Outdoor, Inc.*	526,126

		12,646,133

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 0.2%
15,198	Luminex Corp.	$ 423,872
31,722	Medpace Holdings, Inc.*	2,042,897

		2,466,769

Machinery – 3.2%
83,388	Albany International Corp. Class A	5,725,420
91,444	Barnes Group, Inc.	5,402,512
13,114	Chart Industries, Inc.*	979,616
14,510	Commercial Vehicle Group, Inc.*	108,390
51,165	Harsco Corp.*	1,089,814
70,972	Hillenbrand, Inc.	3,009,213
8,529	Kennametal, Inc.	320,520
294,656	Meritor, Inc.*	6,093,486
349,887	Milacron Holdings Corp.*	4,849,434
113,121	Mueller Water Products, Inc. Class A	1,117,635
4,550	Proto Labs, Inc.*	564,882
64,747	Rexnord Corp.*	1,693,134
45,061	TriMas Corp.*	1,306,318
12,116	Wabash National Corp.	168,897

		32,429,271

Media – 2.2%
8,562	Gray Television, Inc.*	143,071
8,206	Liberty Latin America Ltd. Class A*	143,072
10,087	Loral Space & Communications, Inc.*	364,242
58,021	MSG Networks, Inc. Class A*	1,299,670
40,698	New Media Investment Group, Inc.	556,342
102,371	Nexstar Media Group, Inc. Class A(b)	8,544,907
5,001	Scholastic Corp.	208,492
190,532	Sinclair Broadcast Group, Inc. Class A	5,870,291
23,085	TechTarget Inc.*	334,732
61,602	The E.W. Scripps Co. Class A	1,156,886
149,785	The New York Times Co. Class A	3,850,972

		22,472,677

Metals & Mining – 0.5%
203,960	AK Steel Holding Corp.*(a)	601,682
70,441	Carpenter Technology Corp.	3,329,042
7,978	Compass Minerals International, Inc.	416,850
10,600	SunCoke Energy, Inc.*	119,144
19,130	Worthington Industries, Inc.	721,775

		5,188,493

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
23,827	Anworth Mortgage Asset Corp.	$ 106,507
7,993	Cherry Hill Mortgage Investment Corp.	147,870
292,547	Ladder Capital Corp.	5,063,989

		5,318,366

Oil, Gas & Consumable Fuels – 2.3%
5,291	Arch Coal, Inc. Class A	466,296
67,019	Carrizo Oil & Gas, Inc.*	822,993
113,430	CONSOL Energy, Inc.*	4,030,168
16,694	CVR Energy, Inc.	670,264
235,772	Delek US Holdings, Inc.	7,664,948
506,994	Denbury Resources, Inc.*	1,029,198
74,157	Peabody Energy Corp.	2,647,405
157,996	Renewable Energy Group, Inc.*	4,566,084
100,132	W&T Offshore, Inc.*	504,665
25,689	World Fuel Services Corp.	639,399

		23,041,420

Paper & Forest Products – 1.1%
144,779	Boise Cascade Co.	3,977,079
164,969	Louisiana-Pacific Corp.	4,021,944
25,178	Schweitzer-Mauduit International, Inc.	807,207
80,735	Verso Corp. Class A*	1,991,732

		10,797,962

Personal Products – 0.4%
29,479	Medifast, Inc.	3,750,908

Pharmaceuticals – 2.9%
98,785	Akorn, Inc.*	371,431
219,478	Amneal Pharmaceuticals, Inc.*	2,695,190
6,798	Amphastar Pharmaceuticals, Inc.*	154,722
86,833	Assertio Therapeutics, Inc.*	387,275
84,461	Collegium Pharmaceutical, Inc.*	1,352,221
24,775	Corcept Therapeutics, Inc.*(a)	276,984
191,824	Horizon Pharma PLC*	4,122,298
314,867	Innoviva, Inc.*	5,384,226
19,783	Intersect ENT, Inc.*	586,962
36,991	Mallinckrodt PLC*	808,623
16,615	MyoKardia, Inc.*	687,529
133,097	Pacira Pharmaceuticals, Inc.*	5,414,386
136,444	Phibro Animal Health Corp. Class A	4,259,782
91,661	Prestige Consumer Healthcare, Inc.*	2,559,175
1,903	Reata Pharmaceuticals, Inc. Class A*	151,802
9,140	WaVe Life Sciences Ltd.*	340,465

		29,553,071

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – 3.2%
2,630	ASGN, Inc.*	$ 165,664
19,551	Barrett Business Services, Inc.	1,224,870
13,734	CRA International, Inc.	573,257
52,001	Exponent, Inc.	2,597,970
17,702	Heidrick & Struggles International, Inc.	585,051
78,800	Insperity, Inc.	8,406,384
149,143	Kforce, Inc.	4,893,382
165,827	Korn Ferry	7,561,711
62,486	Navigant Consulting, Inc.	1,619,637
11,387	Resources Connection, Inc.	190,277
125,565	TrueBlue, Inc.*	3,062,531
53,377	WageWorks, Inc.*	1,684,044

		32,564,778

Road & Rail* – 0.3%
32,711	Saia, Inc.	1,961,679
91,893	YRC Worldwide, Inc.	573,412

		2,535,091

Semiconductors & Semiconductor Equipment* – 2.7%
54,954	Cirrus Logic, Inc.	2,041,541
142,604	Diodes, Inc.	4,795,772
144,440	Inphi Corp.	5,696,714
17,959	Integrated Device Technology, Inc.	877,297
55,681	MaxLinear, Inc.	1,092,461
29,117	Nanometrics, Inc.	890,689
27,266	Rambus, Inc.	245,939
96,998	Rudolph Technologies, Inc.	2,106,797
139,703	Semtech Corp.	6,783,978
39,318	Silicon Laboratories, Inc.	3,007,827

		27,539,015

Software – 9.2%
136,399	8x8, Inc.*	2,401,986
125,714	ACI Worldwide, Inc.*	3,716,106
18,979	Alteryx, Inc. Class A*	1,350,356
52,965	American Software, Inc. Class A	585,793
45,815	Appfolio, Inc. Class A*	2,900,548
19,045	Blackbaud, Inc.	1,363,622
4,985	Blackline, Inc.*	237,186
101,980	Bottomline Technologies DE, Inc.*	5,267,267
263,124	Box, Inc. Class A*	5,504,554
483,157	Cloudera, Inc.*	6,522,620
3,729	CommVault Systems, Inc.*	246,375
142,140	Cornerstone OnDemand, Inc.*	8,150,308
73,268	Coupa Software, Inc.*	6,371,385
69,581	Five9, Inc.*	3,557,677
66,791	HubSpot, Inc.*	10,573,683
11,672	MicroStrategy, Inc. Class A*	1,481,060
62,266	MobileIron, Inc.*	301,990
37,163	New Relic, Inc.*(b)	3,777,619
91,975	Paylocity Holding Corp.*	6,532,984
170,781	Progress Software Corp.	6,187,396
32,849	Qualys, Inc.*	2,842,424

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
58,296	Rapid7, Inc.*	$ 2,342,333
15,037	SPS Commerce, Inc.*	1,333,180
35,205	The Trade Desk, Inc. Class A*	5,023,049
46,120	Varonis Systems, Inc.*	2,724,770
33,594	Workiva, Inc.*	1,407,589
13,417	Zscaler, Inc.*	648,980

		93,352,840

Specialty Retail – 3.0%
72,572	Abercrombie & Fitch Co. Class A	1,572,635
22,622	America’s Car-Mart, Inc.*	1,582,635
299,038	American Eagle Outfitters, Inc.	6,315,683
16,165	Boot Barn Holdings, Inc.*	378,746
52,175	Citi Trends, Inc.	1,069,066
69,177	Conn’s, Inc.*	1,448,566
188,213	Express, Inc.*	997,529
52,749	Five Below, Inc.*	6,526,634
142,750	Hudson Ltd. Class A*	1,838,620
28,041	Murphy USA, Inc.*	2,062,416
10,679	RH*	1,450,956
55,888	Shoe Carnival, Inc.(a)	2,061,149
61,435	Sleep Number Corp.*	2,211,660
48,123	Tilly’s, Inc. Class A	582,769

		30,099,064

Textiles, Apparel & Luxury Goods* – 0.6%
181,796	Crocs, Inc.	5,221,181
1,515	Deckers Outdoor Corp.	194,602
8,310	G-III Apparel Group Ltd.	289,769

		5,705,552

Thrifts & Mortgage Finance – 1.3%
94,576	Essent Group Ltd.*	3,759,396
2,034	Federal Agricultural Mortgage Corp. Class C	143,905
11,717	Mr Cooper Group, Inc.*	180,325
92,070	NMI Holdings, Inc. Class A*	2,025,540
273,080	Radian Group, Inc.	5,254,059
42,303	WSFS Financial Corp.	1,783,918

		13,147,143

Trading Companies & Distributors – 1.2%
100,080	BMC Stock Holdings, Inc.*	1,717,373
8,204	DXP Enterprises, Inc.*	269,994
27,027	H&E Equipment Services, Inc.	723,513
25,898	Herc Holdings, Inc.*	959,521
41,709	Kaman Corp.	2,465,836
91,551	MRC Global, Inc.*	1,430,027
62,710	Rush Enterprises, Inc. Class A	2,398,657
38,408	SiteOne Landscape Supply, Inc.*	2,047,146

		12,012,067

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.2%
51,567	Shenandoah Telecommunications Co.	$ 2,456,136

TOTAL COMMON STOCKS (Cost $943,905,753)		$ 975,338,786

Shares	Dividend Rate	Value

Investment Company(c) – 1.8%

Goldman Sachs Financial Square Government Fund - Institutional Shares
18,646,074	2.364%	$ 18,646,074
(Cost $18,646,074)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $962,551,827)		$ 993,984,860

Securities Lending Reinvestment Vehicle(c) – 0.7%

Goldman Sachs Financial Square Government Fund - Institutional Shares
6,511,280	2.364%	$ 6,511,280
(Cost $6,511,280)

TOTAL INVESTMENTS – 98.9% (Cost $969,063,107)		$1,000,496,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		11,467,339

NET ASSETS – 100.0%		$1,011,963,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	246	03/15/19	$18,452,460	$994,287

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.6%
Aerospace & Defense – 1.2%
2,963	AAR Corp.	$ 111,646
9,401	Aerojet Rocketdyne Holdings, Inc.*	371,058
9,371	Ducommun, Inc.*	368,936
29,822	Moog, Inc. Class A	2,668,174
15,438	Triumph Group, Inc.	275,568
8,463	Vectrus, Inc.*	213,183
62,604	Wesco Aircraft Holdings, Inc.*	547,159

		4,555,724

Air Freight & Logistics* – 0.2%
7,721	Atlas Air Worldwide Holdings, Inc.	410,911
20,855	Echo Global Logistics, Inc.	495,515

		906,426

Airlines – 0.2%
11,233	SkyWest, Inc.	572,321

Auto Components – 0.4%
20,201	Dana, Inc.	355,942
14,485	Standard Motor Products, Inc.	712,082
50,319	Superior Industries International, Inc.	259,143
3,774	Tower International, Inc.	109,786

		1,436,953

Banks – 14.7%
32,303	1st Source Corp.	1,466,556
47,955	Amalgamated Bank Class A	860,313
6,346	Arrow Financial Corp.	202,120
9,412	Atlantic Capital Bancshares, Inc.*	170,169
15,300	Banner Corp.	834,462
72,888	Berkshire Hills Bancorp, Inc.	1,986,198
20,045	Bridge Bancorp, Inc.	617,186
966	Camden National Corp.	39,142
77,067	Cathay General Bancorp	2,860,727
109,092	CenterState Bank Corp.	2,705,482
61,905	Central Pacific Financial Corp.	1,772,340
593	Century Bancorp, Inc. Class A	46,035
13,216	Chemical Financial Corp.	587,583
22,822	Customers Bancorp, Inc.*	448,909
57,177	CVB Financial Corp.	1,252,748
21,002	Equity Bancshares, Inc. Class A*	666,813
2,471	Esquire Financial Holdings, Inc.*	53,695
27,578	Financial Institutions, Inc.	739,642
25,432	First BanCorp/Puerto Rico	270,851
60,283	First Bancorp/Southern Pines NC	2,216,606
4,295	First Busey Corp.	106,344
172,387	First Commonwealth Financial Corp.	2,344,463
22,383	First Financial Corp.	928,223
62,992	First Foundation, Inc.*	915,274

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
25,551	First Internet Bancorp	$ 511,020
28,518	First Merchants Corp.	1,044,614
32,729	Flushing Financial Corp.	725,929
3,107	Great Southern Bancorp, Inc.	165,727
4,220	Hanmi Financial Corp.	92,545
3,923	HarborOne Bancorp, Inc.*	59,551
80,004	Hilltop Holdings, Inc.	1,472,874
98,728	Home BancShares, Inc.	1,807,710
13,436	HomeTrust Bancshares, Inc.	362,772
8,755	Horizon Bancorp, Inc.	141,306
21,372	IBERIABANK Corp.	1,579,177
70,734	International Bancshares Corp.	2,508,935
237,169	Investors Bancorp, Inc.	2,879,232
27,607	Lakeland Bancorp, Inc.	432,050
55,932	LegacyTexas Financial Group, Inc.	2,228,331
12,772	Macatawa Bank Corp.	124,655
24,949	Mercantile Bank Corp.	828,307
6,141	Metropolitan Bank Holding Corp.*	214,935
7,516	National Bank Holdings Corp. Class A	240,211
3,322	Nicolet Bankshares, Inc.*	181,680
12,115	Northeast Bancorp	238,908
7,059	Northrim BanCorp, Inc.	233,865
7,390	Old National Bancorp	119,275
12,758	Opus Bank	266,642
46,781	Pacific Premier Bancorp, Inc.*	1,391,735
20,202	Peapack Gladstone Financial Corp.	539,191
7,938	Republic Bancorp, Inc. Class A	330,935
29,130	Sierra Bancorp	774,858
70,745	Southern National Bancorp of Virginia, Inc.	1,066,835
106,217	The Bancorp, Inc.*	900,720
3,166	The First of Long Island Corp.	65,599
61,104	TriCo Bancshares	2,304,843
32,829	TriState Capital Holdings, Inc.*	668,398
22,566	United Bankshares, Inc.	798,159
69,743	United Community Banks, Inc.	1,793,790
7,501	Univest Financial Corp.	176,198
219,556	Valley National Bancorp	2,219,711
1,046	WesBanco, Inc.	42,478

		55,625,582

Biotechnology* – 2.5%
11,131	ACADIA Pharmaceuticals, Inc.	253,564
11,845	Acceleron Pharma, Inc.	502,228
28,914	Acorda Therapeutics, Inc.	480,840
9,290	AMAG Pharmaceuticals, Inc.	152,077
4,367	Array BioPharma, Inc.	81,532
24,548	CareDx, Inc.	688,081
25,580	Genomic Health, Inc.	1,939,220
60,988	Halozyme Therapeutics, Inc.	986,786
4,149	Ironwood Pharmaceuticals, Inc.	56,675

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology* – (continued)
4,701	Ligand Pharmaceuticals, Inc.	$ 555,188
14,723	Myriad Genetics, Inc.	415,041
7,861	Natera, Inc.	106,831
39,190	OPKO Health, Inc.	144,219
25,000	Prothena Corp. PLC	293,750
5,492	Puma Biotechnology, Inc.	153,117
2,226	REGENXBIO, Inc.	97,855
23,534	Repligen Corp.	1,341,673
6,789	Vanda Pharmaceuticals, Inc.	184,186
50,356	Veracyte, Inc.	915,976

		9,348,839

Building Products – 0.2%
11,594	Advanced Drainage Systems, Inc.	295,647
4,810	Apogee Enterprises, Inc.	163,877
17,320	Armstrong Flooring, Inc.*	234,166
4,916	Quanex Building Products Corp.	76,935

		770,625

Capital Markets – 1.6%
154,951	BrightSphere Investment Group PLC	1,916,744
26,176	Cowen, Inc.*	423,266
6,512	Donnelley Financial Solutions, Inc.*	95,336
14,548	Focus Financial Partners, Inc. Class A*	409,090
5,355	GAMCO Investors, Inc. Class A	106,832
11,497	Greenhill & Co., Inc.	288,115
36,512	Oppenheimer Holdings, Inc. Class A	983,268
12,050	Piper Jaffray Cos.	831,811
52,831	Waddell & Reed Financial, Inc. Class A	904,467

		5,958,929

Chemicals – 0.7%
1,368	AdvanSix, Inc.*	43,284
1,311	Balchem Corp.	108,839
22,300	FutureFuel Corp.	408,313
6,738	Innospec, Inc.	473,479
22,595	Kraton Corp.*	637,179
8,066	Minerals Technologies, Inc.	472,426
12,221	OMNOVA Solutions, Inc.*	108,889
13,396	PolyOne Corp.	433,628

		2,686,037

Commercial Services & Supplies – 1.1%
10,562	ABM Industries, Inc.	361,115
10,352	ACCO Brands Corp.	91,408
71,063	Advanced Disposal Services, Inc.*	1,790,788
3,731	Ennis, Inc.	74,023
35,818	Mobile Mini, Inc.	1,353,562
3,979	UniFirst Corp.	550,813

		4,221,709

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 1.4%
26,499	Acacia Communications, Inc.*	$ 1,152,971
25,082	Casa Systems, Inc.*	291,954
7,475	Ciena Corp.*(a)	284,723
46,173	Comtech Telecommunications Corp.	1,152,940
82,702	Harmonic, Inc.*	437,493
26,892	Lumentum Holdings, Inc.*	1,315,288
35,106	Quantenna Communications, Inc.*	524,484

		5,159,853

Construction & Engineering – 0.9%
54,922	Aegion Corp.*	996,834
13,612	Comfort Systems USA, Inc.	652,968
2,259	Granite Construction, Inc.	97,634
91,630	Great Lakes Dredge & Dock Corp.*	647,824
38,602	Sterling Construction Co., Inc.*	511,091
38,615	Tutor Perini Corp.*	664,564

		3,570,915

Consumer Finance* – 0.3%
38,393	Enova International, Inc.	884,959
13,769	Regional Management Corp.	378,372

		1,263,331

Containers & Packaging – 0.0%
3,185	Greif, Inc. Class A	124,215
2,629	Myers Industries, Inc.	42,748

		166,963

Distributors – 0.4%
52,988	Core-Mark Holding Co., Inc.	1,477,305

Diversified Consumer Services* – 0.7%
2,502	American Public Education, Inc.	74,034
100,071	Houghton Mifflin Harcourt Co.	1,047,743
46,874	K12, Inc.	1,477,000
11,157	Laureate Education, Inc. Class A	178,512

		2,777,289

Diversified Financial Services* – 0.1%
28,126	On Deck Capital, Inc.	211,507

Diversified Telecommunication Services – 0.6%
9,927	Cogent Communications Holdings, Inc.	480,963
5,944	Ooma, Inc.*	89,814
201,307	Vonage Holdings Corp.*	1,833,907

		2,404,684

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.9%
5,533	El Paso Electric Co.	$ 290,593
34,854	IDACORP, Inc.(a)	3,398,265
69,065	Portland General Electric Co.	3,337,221

		7,026,079

Electrical Equipment – 0.0%
3,252	Encore Wire Corp.	175,283

Electronic Equipment, Instruments & Components – 3.5%
1,517	Belden, Inc.	81,326
13,998	Control4 Corp.*	278,140
47,929	Fabrinet*	2,724,284
7,083	FARO Technologies, Inc.*	301,169
84,474	Fitbit, Inc. Class A*	521,205
48,073	Insight Enterprises, Inc.*	2,207,512
93,574	Knowles Corp.*	1,459,755
28,312	PC Connection, Inc.	937,977
3,936	Sanmina Corp.*	122,882
11,494	ScanSource, Inc.*	440,335
16,291	Tech Data Corp.*	1,557,908
12,030	TTM Technologies, Inc.*	138,105
72,160	Vishay Intertechnology, Inc.	1,407,120
27,982	Vishay Precision Group, Inc.*	935,438

		13,113,156

Energy Equipment & Services* – 2.6%
10,501	Basic Energy Services, Inc.	49,880
10,820	Dril-Quip, Inc.	405,101
20,145	Forum Energy Technologies, Inc.	98,912
69,944	FTS International, Inc.	570,044
190,721	Helix Energy Solutions Group, Inc.	1,302,624
30,723	Keane Group, Inc.	309,688
9,471	KLX Energy Services Holdings, Inc.	246,814
52,011	Matrix Service Co.	1,115,636
48,254	McDermott International, Inc.	425,600
6,149	Natural Gas Services Group, Inc.	101,520
84,084	Newpark Resources, Inc.	698,738
67,856	Noble Corp. PLC	223,925
41,070	Oceaneering International, Inc.	644,388
63,018	Pioneer Energy Services Corp.	93,267
43,705	SEACOR Holdings, Inc.	1,808,950
64,257	Select Energy Services, Inc. Class A	546,185
101,399	Superior Energy Services, Inc.	396,470
37,916	Unit Corp.	605,139

		9,642,881

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.5%
127,058	AMC Entertainment Holdings, Inc. Class A	$ 1,861,400

Equity Real Estate Investment Trusts (REITs) – 11.0%
2,341	American Assets Trust, Inc.	100,523
7,411	CareTrust REIT, Inc.	162,894
180,473	Cedar Realty Trust, Inc.	629,851
35,916	Chesapeake Lodging Trust	1,022,888
6,836	CorePoint Lodging, Inc.	83,673
266,900	Cousins Properties, Inc.	2,362,065
93,009	First Industrial Realty Trust, Inc.	3,043,254
54,808	Gladstone Commercial Corp.	1,093,420
8,956	Investors Real Estate Trust	527,240
9,637	Kite Realty Group Trust	160,263
273,603	Lexington Realty Trust	2,629,325
29,774	National Storage Affiliates Trust	866,423
30,751	NexPoint Residential Trust, Inc.	1,150,395
66,923	NorthStar Realty Europe Corp.	1,123,637
62,737	Pennsylvania Real Estate Investment Trust	462,372
138,559	Physicians Realty Trust	2,509,303
23,917	Piedmont Office Realty Trust, Inc. Class A	463,033
89,934	Rexford Industrial Realty, Inc.	3,021,782
166,235	RLJ Lodging Trust	3,083,659
161,996	Sabra Health Care REIT, Inc.	3,327,398
29,421	Spirit MTA REIT	230,072
59,434	STAG Industrial, Inc.	1,638,595
90,285	Sunstone Hotel Investors, Inc.	1,291,076
67,986	Terreno Realty Corp.	2,742,555
101,663	Tier REIT, Inc.	2,389,081
15,581	Urstadt Biddle Properties, Inc. Class A	333,745
93,274	Washington Prime Group, Inc.	529,796
72,755	Washington Real Estate Investment Trust	1,844,339
140,106	Xenia Hotels & Resorts, Inc.	2,629,790

		41,452,447

Food & Staples Retailing – 0.8%
33,662	Ingles Markets, Inc. Class A	960,713
70,859	Smart & Final Stores, Inc.*	427,280
16,942	SpartanNash Co.	351,547
15,134	Village Super Market, Inc. Class A	406,953
19,933	Weis Markets, Inc.	967,149

		3,113,642

Food Products – 2.1%
10,246	Cal-Maine Foods, Inc.	432,176
120,459	Darling Ingredients, Inc.*	2,562,163
192,401	Dean Foods Co.	802,312
70,116	Fresh Del Monte Produce, Inc.	2,242,310
21,943	Freshpet, Inc.*	789,290
6,956	J&J Snack Foods Corp.	1,073,658

		7,901,909

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Gas Utilities – 1.0%
691	Chesapeake Utilities Corp.	$ 62,584
16,967	ONE Gas, Inc.	1,393,839
31,346	Spire, Inc.	2,487,932

		3,944,355

Health Care Equipment & Supplies* – 0.4%
18,707	Integer Holdings Corp.	1,515,080
1,402	Orthofix Medical, Inc.	75,862

		1,590,942

Health Care Providers & Services – 1.2%
3,052	Amedisys, Inc.*	400,300
3,924	BioTelemetry, Inc.*	281,822
49,037	Brookdale Senior Living, Inc.*	399,651
4,021	National HealthCare Corp.	323,007
29,916	Tenet Healthcare Corp.*	657,853
42,271	The Ensign Group, Inc.	1,841,747
21,716	Triple-S Management Corp. Class B*	437,795

		4,342,175

Health Care Technology – 0.1%
8,517	Computer Programs & Systems, Inc.	223,486

Hotels, Restaurants & Leisure – 1.8%
722	Biglari Holdings, Inc. Class B*	94,524
56,218	Carrols Restaurant Group, Inc.*	485,161
13,892	Dave & Buster’s Entertainment, Inc.	714,744
52,599	Fiesta Restaurant Group, Inc.*	781,621
3,260	Jack in the Box, Inc.	263,897
28,381	Red Robin Gourmet Burgers, Inc.*	907,624
44,019	SeaWorld Entertainment, Inc.*	1,146,695
16,911	Texas Roadhouse, Inc.	1,028,865
12,944	The Habit Restaurants, Inc. Class A*	132,288
18,887	Wingstop, Inc.	1,239,932

		6,795,351

Household Durables – 2.6%
12,077	Bassett Furniture Industries, Inc.	230,308
14,293	Beazer Homes USA, Inc.*	179,091
30,875	Ethan Allen Interiors, Inc.	586,008
7,759	Helen of Troy Ltd.*	900,354
59,371	KB Home	1,271,133
21,939	MDC Holdings, Inc.	722,451
59,707	Meritage Homes Corp.*	2,691,592

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
139,520	Taylor Morrison Home Corp. Class A*	$ 2,636,928
17,791	Tupperware Brands Corp.	485,161
3,950	William Lyon Homes Class A*	52,377

		9,755,403

Independent Power and Renewable Electricity Producers – 0.9%
110,143	Clearway Energy, Inc. Class C	1,662,058
83,221	Pattern Energy Group, Inc. Class A	1,770,943

		3,433,001

Insurance – 4.5%
92,308	American Equity Investment Life Holding Co.	2,891,087
28,126	AMERISAFE, Inc.	1,670,966
27,012	Argo Group International Holdings Ltd.	1,802,781
38,772	Employers Holdings, Inc.	1,642,770
17,982	FBL Financial Group, Inc. Class A	1,262,696
143,168	Genworth Financial, Inc. Class A*	692,933
2,109	Goosehead Insurance, Inc. Class A*(b)	60,613
59,322	National General Holdings Corp.	1,432,626
3,696	National Western Life Group, Inc. Class A	1,120,997
60,475	ProAssurance Corp.	2,579,864
5,301	Protective Insurance Corp. Class B	97,697
14,008	Safety Insurance Group, Inc.	1,152,998
6,444	Selective Insurance Group, Inc.	392,568
2,237	Trupanion, Inc.*	59,392

		16,859,988

Interactive Media & Services* – 0.1%
30,340	Liberty TripAdvisor Holdings, Inc. Class A	505,464

Internet & Direct Marketing Retail* – 0.7%
63,377	Liberty Expedia Holdings, Inc. Class A	2,597,823

IT Services – 0.9%
38,846	Everi Holdings, Inc.*	258,326
21,809	Perficient, Inc.*	556,348
59,839	Perspecta, Inc.	1,199,772
38,435	ServiceSource International, Inc.*	46,122
45,064	Sykes Enterprises, Inc.*	1,242,414

		3,302,982

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 1.1%
55,065	American Outdoor Brands Corp.*	$ 664,635
119,667	Callaway Golf Co.	1,949,375
19,984	Clarus Corp.	223,621
4,707	Johnson Outdoors, Inc. Class A	294,894
21,517	Nautilus, Inc.*	161,593
80,627	Vista Outdoor, Inc.*	804,657

		4,098,775

Machinery – 2.5%
1,105	Albany International Corp. Class A	75,869
47,866	Barnes Group, Inc.	2,827,923
4,827	ESCO Technologies, Inc.	314,286
3,625	Hurco Cos., Inc.	139,019
45,801	Meritor, Inc.*	947,165
157,600	Milacron Holdings Corp.*	2,184,336
14,027	Miller Industries, Inc.	421,511
25,323	Rexnord Corp.*	662,196
60,424	TriMas Corp.*	1,751,692
4,568	Wabash National Corp.	63,678

		9,387,675

Media – 3.4%
25,056	Entravision Communications Corp. Class A	98,721
48,816	Gray Television, Inc.*	815,715
41,100	Liberty Latin America Ltd. Class A*	716,578
68,944	MSG Networks, Inc. Class A*	1,544,346
94,766	New Media Investment Group, Inc.	1,295,451
21,366	Nexstar Media Group, Inc. Class A	1,783,420
30,468	Scholastic Corp.	1,270,211
72,707	Sinclair Broadcast Group, Inc. Class A	2,240,103
42,878	TEGNA, Inc.	503,388
112,639	The E.W. Scripps Co. Class A	2,115,360
16,370	The New York Times Co. Class A	420,873
17,020	WideOpenWest, Inc.*	128,671

		12,932,837

Metals & Mining – 1.5%
256,654	AK Steel Holding Corp.*(b)	757,129
28,251	Allegheny Technologies, Inc.*	773,795
31,669	Carpenter Technology Corp.	1,496,677
20,282	Cleveland-Cliffs, Inc.	217,220
7,411	Compass Minerals International, Inc.	387,225
1,191	Materion Corp.	55,894
13,639	Schnitzer Steel Industries, Inc. Class A	330,064
94,518	SunCoke Energy, Inc.*	1,062,382
13,852	Worthington Industries, Inc.	522,636

		5,603,022

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 2.0%
49,089	AG Mortgage Investment Trust, Inc.	$ 884,584
243,395	Anworth Mortgage Asset Corp.	1,087,976
52,697	ARMOUR Residential REIT, Inc.	1,107,691
41,844	Capstead Mortgage Corp.	308,390
55,322	Cherry Hill Mortgage Investment Corp.	1,023,457
32,045	Invesco Mortgage Capital, Inc.	515,924
3,245	KKR Real Estate Finance Trust, Inc.	66,912
143,551	Ladder Capital Corp.	2,484,868
8,554	TPG RE Finance Trust, Inc.	169,626

		7,649,428

Multi-Utilities – 1.8%
41,255	Black Hills Corp.	2,800,802
36,509	NorthWestern Corp.	2,333,290
30,719	Unitil Corp.	1,611,519

		6,745,611

Multiline Retail – 0.1%
8,940	Big Lots, Inc.	281,968

Oil, Gas & Consumable Fuels – 4.5%
24,016	Arch Coal, Inc. Class A	2,116,530
15,044	California Resources Corp.*	303,137
9,444	Carrizo Oil & Gas, Inc.*	115,972
50,164	CONSOL Energy, Inc.*	1,782,327
15,688	CVR Energy, Inc.	629,873
62,681	Delek US Holdings, Inc.	2,037,759
366,722	Denbury Resources, Inc.*	744,446
13,852	Golar LNG Ltd.	308,484
76,577	Oasis Petroleum, Inc.*	460,993
83,640	Peabody Energy Corp.	2,985,948
62,948	Renewable Energy Group, Inc.*	1,819,197
6,351	REX American Resources Corp.*	463,178
8,046	Scorpio Tankers, Inc.	150,702
77,619	W&T Offshore, Inc.*	391,200
99,611	World Fuel Services Corp.	2,479,318

		16,789,064

Paper & Forest Products – 0.8%
32,029	Boise Cascade Co.	879,837
43,054	Louisiana-Pacific Corp.	1,049,656
16,481	Schweitzer-Mauduit International, Inc.	528,381
28,573	Verso Corp. Class A*	704,896

		3,162,770

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – 0.2%
6,658	Medifast, Inc.	$ 847,164

Pharmaceuticals – 1.5%
5,764	Amneal Pharmaceuticals, Inc.*	70,782
54,732	Innoviva, Inc.*	935,917
26,331	Mallinckrodt PLC*	575,596
24,221	Pacira Pharmaceuticals, Inc.*	985,310
49,420	Phibro Animal Health Corp. Class A	1,542,892
59,164	Prestige Consumer Healthcare, Inc.*	1,651,859

		5,762,356

Professional Services – 2.3%
1,086	Barrett Business Services, Inc.	68,038
42,207	CBIZ, Inc.*	827,257
11,891	CRA International, Inc.	496,330
14,623	Huron Consulting Group, Inc.*	707,022
8,770	Insperity, Inc.	935,584
35,235	Kforce, Inc.	1,156,060
40,974	Korn Ferry	1,868,414
61,630	Navigant Consulting, Inc.	1,597,450
2,586	Resources Connection, Inc.	43,212
41,091	TrueBlue, Inc.*	1,002,210

		8,701,577

Real Estate Management & Development* – 0.1%
14,244	Tejon Ranch Co.	268,072
13,571	The St. Joe Co.	211,165

		479,237

Road & Rail* – 0.1%
5,643	Covenant Transportation Group, Inc. Class A	133,062
35,167	YRC Worldwide, Inc.	219,442

		352,504

Semiconductors & Semiconductor Equipment* – 1.7%
38,929	Amkor Technology, Inc.	311,432
30,564	Cirrus Logic, Inc.	1,135,453
55,183	Diodes, Inc.	1,855,804
17,851	Inphi Corp.	704,043
80,999	Rambus, Inc.	730,611
36,527	Semtech Corp.	1,773,751

		6,511,094

Software – 0.8%
14,499	ACI Worldwide, Inc.*	428,590
12,477	Cloudera, Inc.*	168,439
7,623	Cornerstone OnDemand, Inc.*	437,103
8,618	MicroStrategy, Inc. Class A*	1,093,538
24,894	Progress Software Corp.	901,910

		3,029,580

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 3.1%
1,602	Aaron’s, Inc.	$ 80,196
56,113	Abercrombie & Fitch Co. Class A	1,215,969
5,999	America’s Car-Mart, Inc.*	419,690
48,201	American Eagle Outfitters, Inc.	1,018,005
86,348	Bed Bath & Beyond, Inc.	1,302,991
35,162	Citi Trends, Inc.	720,470
31,050	Conn’s, Inc.*	650,187
35,588	DSW, Inc. Class A	969,773
96,052	Express, Inc.*	509,076
19,289	Genesco, Inc.*	871,477
39,300	Haverty Furniture Cos., Inc.	800,541
8,004	Hibbett Sports, Inc.*	130,785
7,228	Hudson Ltd. Class A*	93,097
4,905	Kirkland’s, Inc.*	50,129
8,638	Murphy USA, Inc.*	635,325
5,512	Rent-A-Center, Inc.*	96,460
35,047	Shoe Carnival, Inc.	1,292,533
1,670	Sleep Number Corp.*	60,120
15,432	The Cato Corp. Class A	229,165
39,910	Tilly’s, Inc. Class A	483,310

		11,629,299

Technology Hardware, Storage & Peripherals* – 0.1%
9,663	Electronics For Imaging, Inc.	255,200

Textiles, Apparel & Luxury Goods* – 0.0%
2,301	Crocs, Inc.	66,085

Thrifts & Mortgage Finance – 3.3%
18,770	BankFinancial Corp.	281,550
60,009	Essent Group Ltd.*	2,385,358
13,086	Federal Agricultural Mortgage Corp. Class C	925,835
17,147	First Defiance Financial Corp.	483,202
28,629	Meridian Bancorp, Inc.	453,340
40,532	Mr Cooper Group, Inc.*	623,787
27,255	NMI Holdings, Inc. Class A*	599,610
17,101	PennyMac Financial Services, Inc.	353,649
181,900	Radian Group, Inc.(a)	3,499,756
5,674	Riverview Bancorp, Inc.	42,271
136,225	TrustCo Bank Corp. NY	1,057,106
24,712	United Community Financial Corp.	234,270
35,724	WSFS Financial Corp.	1,506,481

		12,446,215

Trading Companies & Distributors – 0.7%
74,013	BMC Stock Holdings, Inc.*	1,270,063
2,888	DXP Enterprises, Inc.*	95,044
17,678	Rush Enterprises, Inc. Class A	676,183
27,028	Titan Machinery, Inc.*	506,505
6,369	Triton International Ltd.	228,966

		2,776,761

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 0.1%
2,151	Artesian Resources Corp. Class A	$ 76,124
3,173	The York Water Co.	104,392

		180,516

Wireless Telecommunication Services – 0.1%
1,585	Shenandoah Telecommunications Co.	75,494
33,518	Spok Holdings, Inc.	463,889

		539,383

TOTAL COMMON STOCKS (Cost $356,373,097)		$360,980,880

Shares	Dividend Rate	Value

Investment Company(c) – 2.4%

Goldman Sachs Financial Square Government Fund - Institutional Shares
9,084,777	2.364%	$ 9,084,777
(Cost $9,084,777)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $365,457,874)		$370,065,657

Securities Lending Reinvestment Vehicle(c) – 0.2%

Goldman Sachs Financial Square Government Fund - Institutional Shares
789,400	2.364%	$ 789,400
(Cost $789,400)

TOTAL INVESTMENTS — 98.2% (Cost $366,247,274)		$370,855,057

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		6,676,150

NET ASSETS — 100.0%		$377,531,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
MTA	— Monthly Treasury Average
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	166	03/15/19	$12,451,660	$683,272

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.4%
Aerospace & Defense – 2.2%
19,390	Harris Corp.	$ 2,970,160
58,252	Textron, Inc.	3,100,754
81,770	The Boeing Co.	31,532,148

		37,603,062

Airlines – 2.2%
245,139	Delta Air Lines, Inc.	12,117,221
156,352	JetBlue Airways Corp.*	2,812,772
131,007	Southwest Airlines Co.	7,435,957
158,791	United Continental Holdings, Inc.*	13,857,691

		36,223,641

Automobiles – 0.4%
94,623	Thor Industries, Inc.	6,161,850

Banks – 7.5%
1,174,828	Bank of America Corp.	33,447,353
437,201	Citigroup, Inc.	28,181,976
217,102	Comerica, Inc.	17,094,612
12,817	East West Bancorp, Inc.	644,951
537	First Citizens BancShares, Inc. Class A	218,844
86,544	JPMorgan Chase & Co.	8,957,304
41,225	Popular, Inc.	2,251,297
56,113	SVB Financial Group*	13,095,652
85,328	Western Alliance Bancorp*	3,778,324
359,585	Zions Bancorp NA	17,112,650

		124,782,963

Beverages – 0.5%
33,554	Coca-Cola European Partners PLC	1,596,499
4,365	Constellation Brands, Inc. Class A	758,026
120,220	Monster Beverage Corp.*	6,881,393

		9,235,918

Biotechnology – 4.6%
211,793	AbbVie, Inc.	17,004,860
136,806	Amgen, Inc.	25,597,771
17,950	Biogen, Inc.*	5,991,351
33,123	Celgene Corp.*	2,930,061
128,323	Gilead Sciences, Inc.	8,983,893
5,499	Incyte Corp.*	443,164
859	Regeneron Pharmaceuticals, Inc.*	368,743
80,500	Vertex Pharmaceuticals, Inc.*	15,368,255

		76,688,098

Capital Markets – 3.0%
67,993	E*TRADE Financial Corp.	3,172,553
176,197	Intercontinental Exchange, Inc.	13,524,882
8,015	Janus Henderson Group PLC	174,968
36,081	MSCI, Inc.	6,143,512
24,775	Northern Trust Corp.	2,191,597
57,714	S&P Global, Inc.	11,060,888

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
94,037	State Street Corp.	$ 6,667,223
140,851	The Charles Schwab Corp.	6,587,601

		49,523,224

Chemicals – 1.5%
6,045	Ashland Global Holdings, Inc.	458,816
158,853	CF Industries Holdings, Inc.	6,933,934
48,390	Huntsman Corp.	1,063,128
40,166	The Sherwin-Williams Co.	16,930,772

		25,386,650

Communications Equipment* – 0.0%
38,963	CommScope Holding Co., Inc.	814,716

Construction & Engineering* – 0.2%
100,599	AECOM	3,079,335

Consumer Finance – 0.7%
261,141	Ally Financial, Inc.	6,805,335
7,578	Discover Financial Services	511,439
138,736	Synchrony Financial	4,167,629

		11,484,403

Containers & Packaging – 1.1%
30,982	Berry Global Group, Inc.*	1,525,864
419,157	Westrock Co.	17,063,881

		18,589,745

Diversified Financial Services – 1.5%
62,852	Berkshire Hathaway, Inc. Class B*	12,918,600
246,628	Voya Financial, Inc.	11,450,938

		24,369,538

Diversified Telecommunication Services – 0.0%
1	AT&T, Inc.	30

Electric Utilities – 2.3%
248,946	American Electric Power Co., Inc.	19,696,607
59,799	Evergy, Inc.	3,427,679
218,496	Exelon Corp.	10,435,369
133,599	PPL Corp.	4,184,321

		37,743,976

Electrical Equipment – 0.1%
23,956	Eaton Corp. PLC	1,826,645

Electronic Equipment, Instruments & Components – 0.8%
74,738	CDW Corp.	6,223,433
2,835	Dolby Laboratories, Inc. Class A	183,226
7,331	Jabil, Inc.	195,371
84,808	Keysight Technologies, Inc.*	6,277,488
13,525	National Instruments Corp.	598,076

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
4,167	Zebra Technologies Corp. Class A*	$ 723,391

		14,200,985

Energy Equipment & Services – 0.8%
66,010	Baker Hughes a GE Co.	1,555,856
12,256	Helmerich & Payne, Inc.	686,213
494,002	TechnipFMC PLC	11,342,286

		13,584,355

Entertainment – 2.1%
202,322	Activision Blizzard, Inc.	9,557,691
163,077	Cinemark Holdings, Inc.	6,673,111
27,435	Netflix, Inc.*	9,314,182
60,101	The Walt Disney Co.	6,702,464
114,968	Viacom, Inc. Class B	3,382,359

		35,629,807

Equity Real Estate Investment Trusts (REITs) – 2.7%
85,058	American Homes 4 Rent Class A	1,880,633
100,306	Apartment Investment & Management Co. Class A	4,967,153
37,885	Brandywine Realty Trust	570,169
70,880	Camden Property Trust	6,871,816
306,741	Duke Realty Corp.	8,969,107
26,534	Highwoods Properties, Inc.	1,175,987
828,505	Host Hotels & Resorts, Inc.	14,962,800
102,309	Kimco Realty Corp.	1,740,276
25,372	Lamar Advertising Co. Class A	1,888,946
65,736	Paramount Group, Inc.	951,857
60,549	Retail Properties of America, Inc. Class A	765,339
12,869	Spirit Realty Capital, Inc.	511,157

		45,255,240

Food & Staples Retailing – 0.3%
175,795	The Kroger Co.	4,980,272
8,291	Walmart, Inc.	794,527

		5,774,799

Food Products – 1.4%
78,016	Ingredion, Inc.	7,723,584
241,254	Tyson Foods, Inc. Class A	14,938,448

		22,662,032

Health Care Equipment & Supplies – 3.5%
22,322	ABIOMED, Inc.*	7,836,585
14,090	Align Technology, Inc.*	3,507,705
40,411	Danaher Corp.	4,482,388
20,643	Hill-Rom Holdings, Inc.	2,064,713
79,241	IDEXX Laboratories, Inc.*	16,860,900
5,450	Intuitive Surgical, Inc.*	2,853,838
190,678	Medtronic PLC	16,854,028
4,495	Varian Medical Systems, Inc.*	593,475
35,862	Zimmer Biomet Holdings, Inc.	3,929,041

		58,982,673

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 2.7%
39,401	Anthem, Inc.	$ 11,938,503
139,191	HCA Healthcare, Inc.	19,407,401
11,650	Humana, Inc.	3,599,733
25,554	UnitedHealth Group, Inc.	6,904,691
22,745	Universal Health Services, Inc. Class B	3,014,395

		44,864,723

Hotels, Restaurants & Leisure – 1.3%
17,942	Chipotle Mexican Grill, Inc.*	9,502,262
81,963	Hilton Worldwide Holdings, Inc.	6,104,604
57,668	Yum! Brands, Inc.	5,419,639

		21,026,505

Household Durables – 0.6%
148,695	D.R. Horton, Inc.	5,717,323
347	NVR, Inc.*	923,020
122,938	PulteGroup, Inc.	3,418,906

		10,059,249

Household Products – 0.7%
160,419	Colgate-Palmolive Co.	10,375,901
7,421	The Procter & Gamble Co.	715,904

		11,091,805

Independent Power and Renewable Electricity Producers – 0.9%
590,573	AES Corp.	9,679,492
114,330	NRG Energy, Inc.	4,677,240

		14,356,732

Industrial Conglomerates – 0.4%
47,238	Honeywell International, Inc.	6,784,794

Insurance – 3.8%
31,652	American Financial Group, Inc.	3,019,284
172,819	Arch Capital Group Ltd.*	5,072,238
94,960	Assured Guaranty Ltd.	3,851,578
193,824	Athene Holding Ltd. Class A*	8,315,050
29,195	First American Financial Corp.	1,462,086
36,172	Reinsurance Group of America, Inc.	5,225,045
120,206	The Allstate Corp.	10,562,501
291,735	The Progressive Corp.	19,630,848
11,469	Torchmark Corp.	960,643
158,967	Unum Group	5,525,693
972	White Mountains Insurance Group Ltd.	868,560

		64,493,526

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 4.5%
20,420	Alphabet, Inc. Class A*	$ 22,990,674
21,045	Alphabet, Inc. Class C*	23,494,007
166,134	Facebook, Inc. Class A*	27,692,877
25,811	Match Group, Inc.	1,380,630
3,631	Twitter, Inc.*	121,856

		75,680,044

Internet & Direct Marketing Retail – 3.5%
30,442	Amazon.com, Inc.*(a)	52,321,579
3,585	Booking Holdings, Inc.*	6,570,624
2,757	Expedia Group, Inc.	328,772

		59,220,975

IT Services – 3.9%
48,453	Black Knight, Inc.*	2,383,403
38,435	Fidelity National Information Services, Inc.	4,017,610
9,940	GoDaddy, Inc. Class A*	682,182
163,849	International Business Machines Corp.	22,024,582
8,897	Mastercard, Inc. Class A	1,878,424
243,421	PayPal Holdings, Inc.*	21,606,048
25,140	VeriSign, Inc.*	4,255,448
58,676	Visa, Inc. Class A	7,921,847

		64,769,544

Life Sciences Tools & Services – 0.9%
202,107	Agilent Technologies, Inc.	15,370,237

Machinery – 2.0%
3,801	AGCO Corp.	244,024
33,339	Allison Transmission Holdings, Inc.	1,622,609
69,868	Caterpillar, Inc.	9,303,623
22,827	Cummins, Inc.	3,358,080
35,601	Illinois Tool Works, Inc.	4,888,373
34,658	Ingersoll-Rand PLC	3,467,187
62,553	Parker-Hannifin Corp.	10,309,360

		33,193,256

Media – 0.5%
53,257	CBS Corp. Class B	2,634,091
390,812	News Corp. Class A	5,014,118
62,703	The Interpublic Group of Cos., Inc.	1,426,493

		9,074,702

Metals & Mining – 0.1%
62,781	Freeport-McMoRan, Inc.	730,771
8,760	Southern Copper Corp.	294,511

		1,025,282

Multi-Utilities – 2.7%
209,889	Ameren Corp.	14,553,703
288,654	CMS Energy Corp.	15,050,420
132,725	DTE Energy Co.	15,628,369

		45,232,492

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 0.8%
184,994	Target Corp.	$ 13,504,562

Oil, Gas & Consumable Fuels – 4.9%
14,706	Chevron Corp.	1,686,043
337,647	ConocoPhillips	22,855,325
82,020	Exxon Mobil Corp.	6,010,426
142,698	HollyFrontier Corp.	8,039,605
247,401	Marathon Petroleum Corp.	16,392,790
208,372	Phillips 66	19,880,773
81,093	Valero Energy Corp.	7,121,587

		81,986,549

Personal Products* – 0.0%
4,442	Herbalife Nutrition Ltd.	265,187

Pharmaceuticals – 6.4%
38,243	Allergan PLC	5,506,227
370,844	Bristol-Myers Squibb Co.	18,308,568
239,280	Johnson & Johnson	31,843,383
343,376	Mylan NV*	10,284,111
799,544	Pfizer, Inc.	33,940,643
88,512	Zoetis, Inc.	7,626,194

		107,509,126

Professional Services – 0.4%
906	CoStar Group, Inc.*	354,010
74,361	ManpowerGroup, Inc.	5,876,750

		6,230,760

Road & Rail – 1.1%
45,966	CSX Corp.	3,019,966
100,590	Union Pacific Corp.	16,000,851

		19,020,817

Semiconductors & Semiconductor Equipment – 2.8%
395,094	Applied Materials, Inc.	15,440,274
25,664	Broadcom, Inc.	6,884,368
74,809	Intel Corp.	3,525,000
34,119	Lam Research Corp.	5,785,900
169,234	NXP Semiconductors NV	14,728,435

		46,363,977

Software – 6.7%
85,139	Citrix Systems, Inc.	8,730,153
199,864	Fortinet, Inc.*	15,303,587
77,752	Intuit, Inc.	16,780,437
414,231	Microsoft Corp.	43,258,143
213,797	Oracle Corp.	10,739,023
70,284	Palo Alto Networks, Inc.*	15,098,409
4,913	ServiceNow, Inc.*	1,080,958
4,248	Tableau Software, Inc. Class A*	543,064

		111,533,774

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 0.7%
7,611	AutoZone, Inc.*	$ 6,449,105
2,851	Best Buy Co., Inc.	168,893
15,570	O’Reilly Automotive, Inc.*	5,366,356

		11,984,354

Technology Hardware, Storage & Peripherals – 4.4%
432,928	Apple, Inc. (a)	72,056,536
46,655	Dell Technologies Class C*	2,266,967

		74,323,503

Tobacco – 1.2%
264,377	Philip Morris International, Inc.	20,283,003

Trading Companies & Distributors* – 0.0%
3,480	WESCO International, Inc.	182,352

Wireless Telecommunication Services – 0.1%
35,827	Telephone & Data Systems, Inc.	1,297,654

TOTAL COMMON STOCKS (Cost $1,565,434,352)		$1,630,333,169

Shares	Dividend Rate	Value

Investment Company(b) – 0.9%

Goldman Sachs Financial Square Government Fund - Institutional Shares
14,889,869	2.364%	$ 14,889,869
(Cost $14,889,869)

TOTAL INVESTMENTS – 98.3% (Cost $1,580,324,221)		$1,645,223,038

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		28,148,336

NET ASSETS – 100.0%		$1,673,371,374

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	191	03/15/19	$25,827,975	$1,956,518

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).    The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, GSAL is unable to purchase replacement securities, GSAL will indemnify the Fund by paying an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to the exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements collateralized by common stocks, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Large Cap Growth Insights, Large Cap Value Insights, and U.S. Equity Insights Funds did not have securities on loan as of January 31, 2019.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$27,329,402	$—	$—
North America	1,988,779,605	—	—
Investment Company	17,480,379	—	—

Total	$2,033,589,386	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$105,352	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,210,366	$—	$—
North America	508,114,997	—	—
Investment Company	4,874,223	—	—

Total	$527,199,586	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$879,559	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,508,890	$—	$—
Europe	3,566,341	—	—
North America	607,582,511	—	—
Securities Lending Reinvestment Vehicle	4,396,025	—	—

Total	$620,053,767	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$14,708	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,654,329	$—	$—
Europe	7,171,714	—	—
North America	962,512,743	—	—
Investment Company	18,646,074	—	—
Securities Lending Reinvestment Vehicle	6,511,280	—	—

Total	$1,000,496,140	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$994,287	$—	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,724,284	$—	$—
Australia & Oceania	150,702	—	—
Europe	2,434,419	—	—
North America	355,671,475	—	—
Investment Company	9,084,777	—	—
Securities Lending Reinvestment Vehicle	789,400	—	—

Total	$370,855,057	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$683,272	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$44,696,216	$—	$—
North America	1,585,342,442	—	—
South America	294,511	—	—
Investment Company	14,889,869	—	—

Total	$1,645,223,038	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$1,956,518	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 96.1%
China – 33.5%
5,950	58.com, Inc. ADR (Media & Entertainment)*	$ 377,230
20,758	Alibaba Group Holding Ltd. ADR (Retailing)*	3,497,515
86,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	470,135
91,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	470,739
467,000	China Merchants Bank Co. Ltd. Class H (Banks)	2,058,889
804,000	China Petroleum & Chemical Corp. Class H (Energy)	672,301
237,000	CNOOC Ltd. (Energy)	396,127
62,698	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)*	711,740
1,537,000	Hilong Holding Ltd. (Energy)	159,043
37,591	Huami Corp. ADR (Technology Hardware & Equipment)*(a)	447,333
1,265,635	Industrial & Commercial Bank of China Ltd. Class H (Banks)	983,227
157,927	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	573,277
15,840	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	1,636,079
164,000	Minth Group Ltd. (Automobiles & Components)	573,821
127,300	NARI Technology Co. Ltd. Class A (Capital Goods)	364,718
6,745	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	519,635
181,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	274,027
306,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	2,983,949
92,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	1,083,333
21,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	329,120
115,600	Tencent Holdings Ltd. (Media & Entertainment)	5,145,890
2,400	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	24,467

		23,752,595

Hong Kong – 10.5%
426,036	AIA Group Ltd. (Insurance)	3,846,898
46,850	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	1,465,896
431,100	IMAX China Holding, Inc. (Media & Entertainment)(b)	1,102,532

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*(c)	$ —
855,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	723,278
54,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	318,146

		7,456,750

India – 12.3%
2,580	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	292,976
104,118	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	307,538
19,822	AIA Engineering Ltd. (Capital Goods)	448,530
21,206	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	220,754
3,621	Atul Ltd. (Materials)	176,838
50,460	Axis Bank Ltd. (Banks)*	514,124
9,944	Bajaj Finance Ltd. (Diversified Financials)	361,173
16,747	Bharat Financial Inclusion Ltd. (Diversified Financials)*	223,509
140,032	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	421,981
23,011	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	488,236
153,112	Edelweiss Financial Services Ltd. (Diversified Financials)	332,938
1,137	Eicher Motors Ltd. (Automobiles & Components)	304,764
79,709	Hindustan Zinc Ltd. (Materials)	292,726
32,051	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	397,726
8,241	Info Edge India Ltd. (Media & Entertainment)	203,004
30,179	Jindal Steel & Power Ltd. (Materials)*	57,647
11,010	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	273,319
6,497	Maruti Suzuki India Ltd. (Automobiles & Components)	608,425
357	MRF Ltd. (Automobiles & Components)	308,427
34,030	Navin Fluorine International Ltd. (Materials)	301,714
25,800	Odisha Cement Ltd. (Materials)*	374,140
71,486	Prestige Estates Projects Ltd. (Real Estate)	201,700

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,830	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	$ 255,708
16,829	TeamLease Services Ltd. (Commercial & Professional Services)*	628,922
52,345	Tech Mahindra Ltd. (Software & Services)	540,098
9,536	Thermax Ltd. (Capital Goods)	147,057

		8,683,974

Indonesia – 2.6%
559,200	Bank Central Asia Tbk. PT (Banks)	1,131,214
4,944,000	BFI Finance Indonesia Tbk. PT (Diversified Financials)	245,917
478,100	Semen Indonesia Persero Tbk. PT (Materials)	434,471

		1,811,602

Italy – 0.4%
95,800	PRADA SpA (Consumer Durables & Apparel)	317,045

Macau – 0.6%
66,000	Galaxy Entertainment Group Ltd. (Consumer Services)	459,534

Malaysia – 1.2%
14,900	British American Tobacco Malaysia Bhd. (Food, Beverage & Tobacco)	139,953
409,900	Bursa Malaysia Bhd. (Diversified Financials)	731,914

		871,867

Philippines – 1.5%
131,730	Jollibee Foods Corp. (Consumer Services)	800,012
725,800	Megawide Construction Corp. (Capital Goods)	250,879

		1,050,891

Singapore – 3.6%
119,421	DBS Group Holdings Ltd. (Banks)	2,128,388
1,132,000	Silverlake Axis Ltd. (Software & Services)	407,949

		2,536,337

South Korea – 17.0%
41,554	DGB Financial Group, Inc. (Banks)	324,555
15,809	Hankook Tire Co. Ltd. (Automobiles & Components)	594,673
5,861	Kolmar Korea Co. Ltd. (Household & Personal Products)	355,682
362	Korea Zinc Co. Ltd. (Materials)	143,353
3,485	LG Chem Ltd. (Materials)	1,156,127
5,103	LG Electronics, Inc. (Consumer Durables & Apparel)	306,294

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
1,756	LG Innotek Co. Ltd. (Technology Hardware & Equipment)	$ 155,079
19,104	Modetour Network, Inc. (Consumer Services)	425,577
3,415	NAVER Corp. (Media & Entertainment)	418,630
3,316	NCSoft Corp. (Media & Entertainment)	1,396,312
35,440	Orange Life Insurance Ltd. (Insurance)(b)	956,852
2,227	Orion Corp. (Food, Beverage & Tobacco)	227,429
5,445	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	272,619
60,314	Pan Ocean Co. Ltd. (Transportation)*	246,622
3,564	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)(a)	348,791
89,834	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	3,745,551
1,428	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	350,370
9,314	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	622,825

		12,047,341

Taiwan – 8.3%
964,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(b)	439,960
149,000	Fubon Financial Holding Co. Ltd. (Insurance)	218,469
88,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	540,853
4,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	508,594
31,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	267,150
462,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,429,610
76,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	240,446
51,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	260,112

		5,905,194

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 3.6%
741,700	Airports of Thailand PCL (Transportation)	$ 1,642,548
155,400	Bumrungrad Hospital PCL (Health Care Equipment & Services)	925,927

		2,568,475

Vietnam – 1.0%
117,656	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	685,614

TOTAL COMMON STOCKS (Cost $67,645,500)		$68,147,219

Shares	Dividend Rate	Value

Investment Company(d) – 1.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
747,212	2.364%	$ 747,212
(Cost $ $747,212)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $68,392,712)		$68,894,431

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
450,525	2.364%	$ 450,525
(Cost $450,525)

TOTAL INVESTMENTS – 97.8% (Cost $68,843,237)		$69,344,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.2%		1,528,009

NET ASSETS – 100.0%		$70,872,965

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,194,856, which represents approximately 4.5% of net assets as of January 31, 2019. The liquidity determination is unaudited.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.2%
Argentina – 0.8%
32,775	MercadoLibre, Inc. (Retailing)*	$ 11,930,100

Brazil – 8.2%
1,333,100	Atacadao Distribuicao Comercio e Industria Ltda (Food & Staples Retailing)*	7,306,610
93,526	Azul SA ADR (Transportation)*	2,829,161
958,500	Azul SA (Preference) (Transportation)*(a)	9,760,519
2,313,100	B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	19,975,909
348,870	Banco Bradesco SA ADR (Banks)*	4,332,965
2,607,113	Banco Bradesco SA (Preference) (Banks)*(a)	32,373,645
1,333,641	BB Seguridade Participacoes SA (Insurance)	11,359,513
523,600	CVC Brasil Operadora e Agencia de Viagens SA (Consumer Services)*	9,195,867
1,238,100	Fleury SA (Health Care Equipment & Services)	7,568,054
276,367	Pagseguro Digital Ltd. Class A (Software & Services)*(b)	5,961,236
1,188,000	Sao Martinho SA (Food, Beverage & Tobacco)	6,266,123
145,397	StoneCo Ltd. Class A (Software & Services)*(b)	3,216,182
2,345,800	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	5,177,586

		125,323,370

China – 25.4%
151,138	58.com, Inc. ADR (Media & Entertainment)*	9,582,149
375,280	Alibaba Group Holding Ltd. ADR (Retailing)*	63,230,927
1,282,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	6,991,179
1,923,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	9,947,600
8,135,000	China Merchants Bank Co. Ltd. Class H (Banks)	35,865,223
16,432,000	China Petroleum & Chemical Corp. Class H (Energy)	13,740,355
657,479	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)*	7,463,620
606,360	Huami Corp. ADR (Technology Hardware & Equipment)*(b)	7,215,684
3,488,841	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	12,664,535
272,654	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	28,161,845
3,140,000	Minth Group Ltd. (Automobiles & Components)	10,986,575
2,264,200	NARI Technology Co. Ltd. Class A (Capital Goods)	6,486,990

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
153,425	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	$ 11,819,862
3,812,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	5,771,215
4,643,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	45,202,206
330,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	5,000,608
2,383,100	Tencent Holdings Ltd. (Media & Entertainment)	106,082,785
49,900	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*(c)	508,720

		386,722,078

Colombia – 0.3%
393,963	Banco Davivienda SA (Preference) (Banks)(a)	4,522,010

Czech Republic – 0.8%
3,508,020	Moneta Money Bank A/S (Banks)(c)	11,931,955

Egypt – 0.3%
878,327	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	4,264,278

Georgia – 0.3%
218,742	TBC Bank Group plc (Banks)	4,131,389

Greece – 0.8%
397,945	JUMBO SA (Retailing)	6,504,366
642,964	Sarantis SA (Household & Personal Products)	5,433,722

		11,938,088

Hong Kong – 5.7%
4,366,000	AIA Group Ltd. (Insurance)	39,422,856
969,796	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	30,344,066
1,625,100	IMAX China Holding, Inc. (Media & Entertainment)(c)	4,156,169
8,593,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,269,157
1,064,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	6,214,071

		87,406,319

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 11.0%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,276,112
1,458,757	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	4,308,799
387,382	AIA Engineering Ltd. (Capital Goods)	8,765,628
364,477	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	3,794,200
68,318	Atul Ltd. (Materials)	3,336,428
997,683	Axis Bank Ltd. (Banks)*	10,165,141
211,262	Bajaj Finance Ltd. (Diversified Financials)	7,673,191
479,440	Bharat Financial Inclusion Ltd. (Diversified Financials)*	6,398,698
2,361,713	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	7,116,926
445,050	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,442,843
2,879,805	Edelweiss Financial Services Ltd. (Diversified Financials)	6,262,066
19,541	Eicher Motors Ltd. (Automobiles & Components)	5,237,807
1,545,532	Hindustan Zinc Ltd. (Materials)	5,675,859
619,042	ICICI Lombard General Insurance Co. Ltd. (Insurance)(c)	7,681,788
330,981	Info Edge India Ltd. (Media & Entertainment)	8,153,215
566,853	Jindal Steel & Power Ltd. (Materials)*	1,082,785
214,977	Larsen & Toubro Infotech Ltd. (Software & Services)(c)	5,336,729
154,028	Maruti Suzuki India Ltd. (Automobiles & Components)	14,424,262
5,123	MRF Ltd. (Automobiles & Components)	4,425,976
437,025	Navin Fluorine International Ltd. (Materials)	3,874,710
504,306	Odisha Cement Ltd. (Materials)*	7,313,217
1,218,901	Prestige Estates Projects Ltd. (Real Estate)	3,439,164
34,589	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	4,833,168
287,415	TeamLease Services Ltd. (Commercial & Professional Services)*	10,741,078
1,086,397	Tech Mahindra Ltd. (Software & Services)	11,209,489
177,847	Thermax Ltd. (Capital Goods)	2,742,623

		166,711,902

Indonesia – 2.4%
11,618,100	Bank Central Asia Tbk. PT (Banks)	23,502,417
78,320,500	BFI Finance Indonesia Tbk. PT (Diversified Financials)	3,895,706
9,278,300	Semen Indonesia Persero Tbk. PT (Materials)	8,431,604

		35,829,727

Shares	Description	Value

Common Stocks – (continued)
Malaysia – 1.0%
280,000	British American Tobacco Malaysia Bhd. (Food, Beverage & Tobacco)	$ 2,629,998
7,096,700	Bursa Malaysia Bhd. (Diversified Financials)	12,671,806

		15,301,804

Mexico – 3.4%
4,214,585	Alsea SAB de CV (Consumer Services)	11,663,682
6,841,210	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	13,673,655
1,741,900	Grupo Cementos de Chihuahua SAB de CV (Materials)	9,566,569
1,921,100	Grupo Financiero Banorte SAB de CV Class O (Banks)	10,665,271
2,689,968	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	5,995,447

		51,564,624

Peru – 2.0%
2,289,754	Alicorp SAA (Food, Beverage & Tobacco)	7,266,657
4,111,313	BBVA Banco Continental SA (Banks)	4,756,891
48,701	Credicorp Ltd. (Banks)	11,823,629
139,505	Intercorp Financial Services, Inc. (Banks)	6,417,230
11,488	Nexa Resources SA (Materials)*	101,784

		30,366,191

Philippines – 0.8%
2,119,090	Jollibee Foods Corp. (Consumer Services)	12,869,481

Poland – 0.9%
487,360	Dino Polska SA (Food & Staples Retailing)*(c)	13,155,268

Russia – 3.3%
330,729	LUKOIL PJSC ADR (Energy)(b)	26,524,466
3,245,457	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)*	4,616,838
5,618,043	Sberbank of Russia PJSC (Banks)	18,779,415

		49,920,719

Singapore – 0.2%
9,550,100	Silverlake Axis Ltd. (Software & Services)	3,441,654

South Africa – 3.7%
1,132,495	Absa Group Ltd. (Banks)	15,892,710
180,251	Bid Corp. Ltd. (Food & Staples Retailing)	3,868,237

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
1,762,815	FirstRand Ltd. (Diversified Financials)	$ 9,263,196
894,228	JSE Ltd. (Diversified Financials)	11,070,865
349,279	Santam Ltd. (Insurance)	8,006,919
6,022,434	Transaction Capital Ltd. (Diversified Financials)	7,832,399

		55,934,326

South Korea – 12.6%
323,239	Hankook Tire Co. Ltd. (Automobiles & Components)	12,158,997
98,693	Kolmar Korea Co. Ltd. (Household & Personal Products)(b)	5,989,311
67,215	LG Chem Ltd. (Materials)	22,298,162
104,365	LG Electronics, Inc. (Consumer Durables & Apparel)	6,264,235
46,745	NAVER Corp. (Media & Entertainment)	5,730,261
39,517	NCSoft Corp. (Media & Entertainment)	16,639,947
542,366	Orange Life Insurance Ltd. (Insurance)(c)	14,643,456
71,609	Orion Corp. (Food, Beverage & Tobacco)	7,312,971
46,468	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	2,326,548
73,837	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)(b)	7,226,056
1,761,033	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	73,424,744
22,831	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	5,601,746
170,731	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,416,734

		191,033,168

Taiwan – 7.1%
19,607,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(c)	8,948,447
620,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	3,810,556
106,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	13,477,733
583,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,024,134
447,000	President Chain Store Corp. (Food & Staples Retailing)	4,747,762
8,603,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	63,823,349

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,766,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	$ 9,007,019

		108,839,000

Thailand – 0.8%
5,753,300	Airports of Thailand PCL (Transportation)	12,741,095

Turkey – 0.6%
2,048,406	Eregli Demir ve Celik Fabrikalari TAS (Materials)	3,364,381
2,507,648	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	5,311,761

		8,676,142

United Arab Emirates – 1.0%
461,812	NMC Health plc (Health Care Equipment & Services)	15,633,518

Vietnam – 0.8%
2,081,713	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	12,130,720

TOTAL COMMON STOCKS (Cost $1,463,309,274)		$1,432,318,926

Exchange Traded Fund – 4.5%
United States – 4.5%
1,595,598	iShares MSCI Emerging Markets ETF	$ 68,770,274
(Cost $71,103,972)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,534,413,246)		$1,501,089,200

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,098,625	2.364%	$ 20,098,625
(Cost $20,098,625)

TOTAL INVESTMENTS – 100.0% (Cost $1,554,511,871)		$1,521,187,825

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%		391,058

NET ASSETS – 100.0%		$1,521,578,883

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $66,362,532, which represents approximately 4.4% of net assets as of January 31, 2019. The liquidity determination is unaudited.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 84.7%
Argentina – 1.2%
214	MercadoLibre, Inc. (Retailing)*	$ 77,896

Brazil – 9.3%
8,600	Atacadao Distribuicao Comercio e Industria Ltda (Food & Staples Retailing)*	47,136
17,000	B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	146,812
21,517	Banco Bradesco SA ADR (Banks)*	267,241
9,200	BB Seguridade Participacoes SA (Insurance)	78,363
2,141	Pagseguro Digital Ltd. Class A (Software & Services)*	46,181
990	StoneCo Ltd. Class A (Software & Services)*	21,899

		607,632

China – 24.3%
728	58.com, Inc. ADR (Media & Entertainment)*	46,155
1,898	Alibaba Group Holding Ltd. ADR (Retailing)*	319,794
7,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	38,174
10,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	51,730
42,500	China Merchants Bank Co. Ltd. Class H (Banks)	187,372
3,400	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)*	38,597
14,900	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	54,087
11,800	NARI Technology Co. Ltd. Class A (Capital Goods)	33,807
770	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	59,321
18,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	27,251
22,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	219,050
2,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	30,261
10,900	Tencent Holdings Ltd. (Media & Entertainment)	485,209

		1,590,808

Colombia – 0.3%
1,700	Banco Davivienda SA (Preference) (Banks)(a)	19,513

Czech Republic – 0.8%
15,184	Moneta Money Bank A/S (Banks)(b)	51,646

Shares	Description	Value

Common Stocks – (continued)
Egypt – 0.3%
3,868	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	$ 18,779

Greece – 0.8%
3,276	JUMBO SA (Retailing)	53,546

Hong Kong – 6.6%
22,400	AIA Group Ltd. (Insurance)	202,261
5,100	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	159,575
47,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	39,759
5,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	32,106

		433,701

Indonesia – 2.3%
54,800	Bank Central Asia Tbk. PT (Banks)	110,855
47,100	Semen Indonesia Persero Tbk. PT (Materials)	42,802

		153,657

Malaysia – 1.5%
53,600	Bursa Malaysia Bhd. (Diversified Financials)	95,708

Mexico – 3.3%
41,300	Alsea SAB de CV (Consumer Services)	114,296
18,800	Grupo Financiero Banorte SAB de CV Class O (Banks)	104,371

		218,667

Peru – 2.0%
532	Credicorp Ltd. (Banks)	129,159

Philippines – 0.8%
8,260	Jollibee Foods Corp. (Consumer Services)	50,164

Poland – 0.9%
2,207	Dino Polska SA (Food & Staples Retailing)*(b)	59,573

Russia – 3.9%
41,540	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)*	59,093
14,399	Sberbank of Russia PJSC ADR (Banks)	195,538

		254,631

South Africa – 3.8%
7,275	Absa Group Ltd. (Banks)	102,093
1,224	Bid Corp. Ltd. (Food & Staples Retailing)	26,267
12,097	FirstRand Ltd. (Diversified Financials)	63,567
2,379	Santam Ltd. (Insurance)	54,537

		246,464

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 12.7%
1,584	Hankook Tire Co. Ltd. (Automobiles & Components)	$ 59,584
303	LG Chem Ltd. (Materials)	100,519
501	LG Electronics, Inc. (Consumer Durables & Apparel)	30,071
220	NAVER Corp. (Media & Entertainment)	26,969
168	NCSoft Corp. (Media & Entertainment)	70,742
2,323	Orange Life Insurance Ltd. (Insurance)(b)	62,719
316	Orion Corp. (Food, Beverage & Tobacco)	32,271
353	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	34,546
8,094	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	337,472
110	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	26,989
748	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	50,019

		831,901

Taiwan – 7.6%
1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	127,148
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	25,853
41,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	304,137
8,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	40,802

		497,940

Thailand – 0.9%
26,400	Airports of Thailand PCL (Transportation)	58,465

Turkey – 0.4%
18,282	Eregli Demir ve Celik Fabrikalari TAS (Materials)	30,027

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – 1.0%
1,996	NMC Health plc (Health Care Equipment & Services)	$ 67,570

TOTAL COMMON STOCKS (Cost $5,747,187)		$5,547,447

Exchange Traded Funds – 11.4%
United States – 11.4%
393	iShares MSCI Emerging Markets ETF	$ 16,938
22,272	iShares MSCI India ETF	730,522

TOTAL EXCHANGE TRADED FUNDS (Cost $764,036)		$ 747,460

TOTAL INVESTMENTS – 96.1% (Cost $6,511,223)		$6,294,907

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		254,907

NET ASSETS – 100.0%		$6,549,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $173,938, which represents approximately 2.7% of net assets as of January 31, 2019. The liquidity determination is unaudited.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Bangladesh – 4.3%
923,125	BRAC Bank Ltd. (Banks)*	$ 862,836
60,200	GrameenPhone Ltd. (Telecommunication Services)	285,546
95,885	Olympic Industries Ltd. (Food, Beverage & Tobacco)	274,463
73,083	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	229,121

		1,651,966

Egypt – 4.4%
324,928	Commercial International Bank Egypt SAE (Banks)	1,524,713
174,964	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)*	169,163

		1,693,876

Indonesia – 20.4%
1,161,500	Astra International Tbk. PT (Automobiles & Components)	704,626
1,714,800	Bank Central Asia Tbk. PT (Banks)	3,468,893
1,974,700	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	547,367
431,400	Indocement Tunggal Prakarsa Tbk. PT (Materials)	594,712
5,084,100	Kalbe Farma Tbk. PT (Pharmaceuticals, Biotechnology & Life Sciences)	582,686
630,100	Matahari Department Store Tbk. PT (Retailing)	316,745
489,100	Semen Indonesia Persero Tbk. PT (Materials)	444,467
4,161,700	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	1,161,443

		7,820,939

Mexico – 20.9%
153,627	Alsea SAB de CV (Consumer Services)	425,156
31,129	America Movil SAB de CV Class L ADR (Telecommunication Services)	499,620
254,300	Banco del Bajio SA (Banks)(a)	530,350
559,200	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	1,117,684
10,499	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	955,619
11,231	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	203,174
93,700	Grupo Cementos de Chihuahua SAB de CV (Materials)	514,603
216,033	Grupo Financiero Banorte SAB de CV Class O (Banks)	1,199,339
152,108	Grupo Mexico SAB de CVSeries B (Materials)	364,237

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
125,700	Regional SAB de CV (Banks)	$ 664,449
198,085	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	441,495
415,624	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,091,102

		8,006,828

Pakistan – 2.8%
151,733	Engro Corp. Ltd. (Materials)	368,189
152,900	Habib Bank Ltd. (Banks)	164,716
174,300	MCB Bank Ltd. (Banks)	262,118
235,300	Oil & Gas Development Co. Ltd. (Energy)	256,167

		1,051,190

Philippines – 6.9%
29,230	Ayala Corp. (Diversified Financials)	521,311
1,056,500	Ayala Land, Inc. (Real Estate)	902,683
72,970	Jollibee Foods Corp. (Consumer Services)	443,155
361,804	Metropolitan Bank & Trust Co. (Banks)	584,014
119,720	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	202,175

		2,653,338

South Korea – 22.3%
6,036	Hana Financial Group, Inc. (Banks)	217,034
8,561	Hankook Tire Co. Ltd. (Automobiles & Components)	322,032
2,743	LG Chem Ltd. (Materials)	909,973
4,958	LG Electronics, Inc. (Consumer Durables & Apparel)	297,591
2,698	NAVER Corp. (Media & Entertainment)	330,736
1,504	NCSoft Corp. (Media & Entertainment)	633,309
26,022	Orange Life Insurance Ltd. (Insurance)(a)	702,574
1,740	Orion Corp. (Food, Beverage & Tobacco)	177,695
5,229	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	261,804
2,091	POSCO (Materials)	516,168
3,724	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	364,449
68,679	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,863,511
1,516	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	371,961
8,847	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	591,596

		8,560,433

Turkey – 12.2%
285,247	Akbank TAS (Banks)	391,732
153,056	Aygaz A/S (Utilities)	361,003

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
57,315	Cimsa Cimento Sanayi ve Ticaret A/S (Materials)	$ 90,396
363,519	Enka Insaat ve Sanayi A/S (Capital Goods)	347,882
375,438	Eregli Demir ve Celik Fabrikalari TAS (Materials)	616,634
250,830	Haci Omer Sabanci Holding A/S (Diversified Financials)	455,285
167,040	KOC Holding A/S (Capital Goods)	560,103
246,203	Soda Sanayii A/S (Materials)	342,043
93,926	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	198,956
314,458	Turkiye Garanti Bankasi A/S (Banks)	551,701
1,542,894	Turkiye Sinai Kalkinma Bankasi A/S (Banks)	253,970
87,796	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)	313,255
559,215	Yapi ve Kredi Bankasi A/S (Banks)*	211,313

		4,694,273

Vietnam – 5.1%
232,478	Bank for Foreign Trade of Vietnam JSC (Banks)	571,733
92,980	Masan Group Corp. (Food, Beverage & Tobacco)*	312,692
63,556	Saigon Thuong Tin Commercial JSB (Banks)*	33,887
177,326	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	1,033,328

		1,951,640

TOTAL COMMON STOCKS (Cost $32,306,073)		$38,084,483

Exchange Traded Fund – 0.2%
United States – 0.2%
2,527	iShares MSCI Turkey ETF	$ 73,030
(Cost $61,163)

TOTAL INVESTMENTS – 99.5% (Cost $32,367,236)		$38,157,513

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		205,918

NET ASSETS – 100.0%		$38,363,431

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,232,924, which represents approximately 3.2% of net assets as of January 31, 2019. The liquidity determination is unaudited.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2019:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,841,713	$62,988,461	$—
Europe	—	317,045	—
Investment Company	747,212	—	—
Securities Lending Reinvestment Vehicle	450,525	—	—

Total	$6,039,450	$63,305,506	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$60,198,604	$—
Asia	118,373,088	988,884,239	—
Europe	—	41,156,700	—
North America	51,564,624	—	—
South America	58,635,835	113,505,836	—
Exchange Traded Fund	68,770,274	—	—
Securities Lending Reinvestment Vehicle	20,098,625	—	—

Total	$317,442,446	$1,203,745,379	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$265,243	$—
Asia	620,808	3,443,764	—
Europe	—	164,765	—
North America	218,667	—	—
South America	542,376	291,824	—
Exchange Traded Funds	747,460	—	—

Total	$2,129,311	$4,165,596	$—

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,693,876	$—
Asia	—	28,383,779	—
North America	8,006,828	—	—
Exchange Traded Fund	73,030	—	—

Total	$8,079,858	$30,077,655	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Asia Equity and Emerging Markets Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Asia Equity and Emerging Markets Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Asia Equity and Emerging Markets Equity Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The ESG Emerging Markets Equity Fund’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Denmark – 4.9%
138,096	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 6,472,019

France – 12.7%
105,034	BNP Paribas SA (Banks)	4,949,835
165,041	Klepierre SA (REIT)	5,655,789
49,627	Publicis Groupe SA (Media & Entertainment)	3,030,223
35,781	Vinci SA (Capital Goods)	3,148,388

		16,784,235

Germany – 4.3%
63,845	CTS Eventim AG & Co. KGaA (Media & Entertainment)	2,713,304
135,182	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,006,918

		5,720,222

Ireland – 1.6%
350,542	Bank of Ireland Group plc (Banks)	2,102,464

Italy – 2.5%
285,301	UniCredit SpA (Banks)	3,298,216

Japan – 23.5%
68,400	Hoya Corp. (Health Care Equipment & Services)	3,969,755
325,800	Isuzu Motors Ltd. (Automobiles & Components)	4,846,389
6,000	Keyence Corp. (Technology Hardware & Equipment)	3,087,693
185,700	Mitsubishi Estate Co. Ltd. (Real Estate)	3,289,024
33,500	Nidec Corp. (Capital Goods)	4,028,647
205,200	ORIX Corp. (Diversified Financials)	3,095,199
68,700	Pigeon Corp. (Household & Personal Products)	2,693,548
114,500	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,259,627
42,473	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,714,774

		30,984,656

Netherlands – 7.3%
114,213	Aalberts Industries NV (Capital Goods)	4,000,312
183,027	Royal Dutch Shell plc Class A (Energy)	5,673,917

		9,674,229

New Zealand – 1.5%
220,758	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	1,947,025

Shares	Description	Value

Common Stocks – (continued)
Singapore – 2.0%
147,880	DBS Group Holdings Ltd. (Banks)	$ 2,635,601

Spain – 6.8%
154,348	Cellnex Telecom SA (Telecommunication Services)(a)	4,349,469
165,655	Industria de Diseno Textil SA (Retailing)	4,633,904

		8,983,373

Sweden – 2.0%
140,205	Assa Abloy AB Class B (Capital Goods)	2,612,596

Switzerland – 8.1%
320,053	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,890,357
31,119	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,713,075
47,058	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	4,108,200

		10,711,632

Taiwan – 3.5%
122,382	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,604,011

United Kingdom – 14.7%
246,590	BTG plc (Pharmaceuticals, Biotechnology & Life Sciences)*	2,690,916
124,756	Compass Group plc (Consumer Services)	2,669,599
261,186	Informa plc (Media & Entertainment)	2,319,934
72,731	Reckitt Benckiser Group plc (Household & Personal Products)	5,596,266
860,184	Rentokil Initial plc (Commercial & Professional Services)	3,798,697
1,246,285	Vodafone Group plc (Telecommunication Services)	2,272,956

		19,348,368

United States – 3.0%
58,980	Ferguson plc (Capital Goods)	3,949,490

TOTAL INVESTMENTS – 98.4% (Cost $145,743,160)		$129,828,137

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		2,078,693

NET ASSETS – 100.0%		$131,906,830

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,349,469, which represents approximately 3.3% of net assets as of January 31, 2019. The liquidity determination is unaudited.

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 6.2%
38,082	Rio Tinto plc (Materials)	$ 2,106,779
205,369	Sydney Airport (Transportation)	980,286

		3,087,065

Denmark – 3.3%
35,784	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,677,056

France – 12.7%
8,970	Gecina SA (REIT)	1,318,254
45,753	Klepierre SA (REIT)	1,567,909
15,172	Publicis Groupe SA (Media & Entertainment)(a)	926,402
14,061	Schneider Electric SE (Capital Goods)	1,000,042
17,901	Vinci SA (Capital Goods)	1,575,118

		6,387,725

Germany – 3.3%
32,415	Vonovia SE (Real Estate)	1,629,133

Italy – 4.3%
38,814	Atlantia SpA (Transportation)	918,692
203,868	Enel SpA (Utilities)	1,232,163

		2,150,855

Japan – 5.5%
26,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	982,132
44,600	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,800,648

		2,782,780

Netherlands – 10.0%
100,709	ING Groep NV (Banks)	1,194,995
508,749	Koninklijke KPN NV (Telecommunication Services)	1,564,007
73,255	Royal Dutch Shell plc Class A (Energy)	2,270,937

		5,029,939

Singapore – 2.4%
213,500	Singapore Exchange Ltd. (Diversified Financials)	1,214,050

Spain – 9.5%
70,539	Ferrovial SA (Capital Goods)	1,581,830
241,710	Iberdrola SA (Utilities)	1,997,850
5,491	Iberdrola SA (Utilities)*	45,386
41,708	Industria de Diseno Textil SA (Retailing)	1,166,707

		4,791,773

Sweden – 1.9%
42,411	Swedbank AB Class A (Banks)	963,427

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 13.6%
49,397	ABB Ltd. (Registered) (Capital Goods)	$ 945,494
17,704	Nestle SA (Registered) (Food, Beverage & Tobacco)	1,543,504
17,933	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,565,565
82,618	UBS Group AG (Registered) (Diversified Financials)*	1,071,035
5,464	Zurich Insurance Group AG (Insurance)*	1,714,892

		6,840,490

Taiwan – 3.2%
217,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,609,700

United Kingdom – 20.7%
15,963	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,156,391
260,801	Aviva plc (Insurance)	1,418,396
224,370	BP plc (Energy)	1,532,705
55,005	GlaxoSmithKline plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,068,449
232,202	HSBC Holdings plc (Banks)	1,955,200
12,486	Reckitt Benckiser Group plc (Household & Personal Products)	960,732
27,564	Unilever plc (Household & Personal Products)	1,448,049
486,757	Vodafone Group plc (Telecommunication Services)	887,740

		10,427,662

United States – 2.0%
14,935	Ferguson plc (Capital Goods)	1,000,095

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $53,566,644)		$49,591,750

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
64	2.364%	$ 64
(Cost $64)

TOTAL INVESTMENTS – 98.6% (Cost $53,566,708)		49,591,814

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		698,691

NET ASSETS – 100.0%		$50,290,505

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2019:

International Equity ESG

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,604,011	$33,620,257	$—
Australia and Oceania	—	1,947,025	—
Europe	—	85,707,354	—
North America	—	3,949,490	—

Total	$4,604,011	$125,224,126	$—

International Equity Income

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$5,606,530	$—
Australia and Oceania	—	3,087,065	—
Europe	—	39,898,060	—
North America	—	1,000,095	—
Securities Lending Reinvestment Vehicle	64	—	—

Total	$64	$49,591,750	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the International Equity Income Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The International Equity Income Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

The International Equity Income Fund and GSAL received compensation relating to the lending of the Fund’s securities.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The International Equity ESG’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Brazil – 8.4%
87,600	AES Tiete Energia SA (Utilities)*	$ 280,033
89,600	Banco BTG Pactual SA (Diversified Financials)*	727,306
700,300	Banco do Brasil SA (Banks)*	9,965,222
1,627,900	Banco do Estado do Rio Grande do Sul SA (Preference) Class B (Banks)(a)	10,491,218
973,400	Banco Santander Brasil SA ADR (Banks)	12,946,220
173,750	Braskem SA (Preference) Class A (Materials)(a)	2,490,878
10,200	Cia de Gas de Sao Paulo - COMGAS (Preference) Class A (Utilities)(a)	226,401
553,446	Cia de Transmissao de Energia Eletrica Paulista (Preference) (Utilities)(a)	11,930,698
110,400	Cia Hering (Consumer Durables & Apparel)	944,907
1,138,075	Cia Paranaense de Energia (Preference) (Utilities)(a)	11,027,203
474,740	Construtora Tenda SA (Consumer Durables & Apparel)	4,817,135
2,590,915	EDP - Energias do Brasil SA (Utilities)*	11,939,590
686,500	Estacio Participacoes SA (Consumer Services)	5,857,556
578,000	IRB Brasil Resseguros S/A (Insurance)	13,511,812
1,221,050	Porto Seguro SA (Insurance)	18,776,015
88,800	QGEP Participacoes SA (Energy)	293,745
634,199	SLC Agricola SA (Food, Beverage & Tobacco)	7,703,174
1,583,400	Telefonica Brasil SA ADR (Telecommunication Services)	21,217,560
573,120	TIM Participacoes SA ADR (Telecommunication Services)*	9,708,653
1,751,025	Transmissora Alianca de Energia Eletrica SA (Utilities)	12,354,795
127,500	Tupy SA (Automobiles & Components)	637,272
200,100	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	441,655

		168,289,048

Chile – 0.1%
4,274,599	AES Gener SA (Utilities)	1,297,176
16,207	Cia Cervecerias Unidas SA ADR (Food, Beverage & Tobacco)	452,337

		1,749,513

China – 32.1%
3,052,000	Air China Ltd. Class H (Transportation)	3,055,484
301,900	Alibaba Group Holding Ltd. ADR (Retailing)*	50,867,131
2,636,000	Angang Steel Co. Ltd. Class H (Materials)	1,982,919

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
434,127	Anhui Conch Cement Co. Ltd. Class A (Materials)	$ 2,115,008
1,647,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	8,984,374
272,000	Asia Cement China Holdings Corp. (Materials)	197,119
9,371,000	Bank of China Ltd. Class H (Banks)	4,356,970
26,885,000	Bank of Communications Co. Ltd. Class H (Banks)	22,853,776
949,000	Beijing Enterprises Holdings Ltd. (Utilities)	5,394,817
1,342,000	China Aoyuan Group Ltd. (Real Estate)	1,028,847
2,472,000	China BlueChemical Ltd. Class H (Materials)	805,939
11,018,000	China CITIC Bank Corp. Ltd. Class H (Banks)	7,178,172
2,676,000	China Communications Services Corp. Ltd. Class H (Telecommunication Services)	2,512,279
68,871,000	China Construction Bank Corp. Class H (Banks)	62,039,113
3,385,000	China Evergrande Group (Real Estate)(b)	10,676,821
2,536,000	China Foods Ltd. (Food, Beverage & Tobacco)	1,027,734
385,000	China Lilang Ltd. (Consumer Durables & Apparel)	340,953
1,317,000	China Longyuan Power Group Corp. Ltd. Class H (Utilities)	985,912
4,764,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,957,945
95,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	294,250
4,957,000	China Merchants Bank Co. Ltd. Class H (Banks)	21,854,199
4,507,000	China Mobile Ltd. (Telecommunication Services)	47,401,667
43,476,000	China Petroleum & Chemical Corp. Class H (Energy)	36,354,411
3,478,000	China Resources Cement Holdings Ltd. (Materials)	3,532,338
1,050,000	China Resources Gas Group Ltd. (Utilities)	4,131,863
3,714,000	China Resources Land Ltd. (Real Estate)	14,491,160
726,000	China Resources Power Holdings Co. Ltd. (Utilities)	1,455,145
1,386,000	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,625,850
1,691,400	China Taiping Insurance Holdings Co. Ltd. (Insurance)	4,669,160
6,518,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	3,538,759

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
338,000	China Unicom Hong Kong Ltd. (Telecommunication Services)	$ 387,172
959,000	CITIC Ltd. (Capital Goods)	1,452,756
4,769,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	1,737,966
4,536,000	CNOOC Ltd. (Energy)	7,581,566
773,000	Country Garden Holdings Co. Ltd. (Real Estate)	1,098,814
697,500	ENN Energy Holdings Ltd. (Utilities)	6,680,419
12,530,500	Fosun International Ltd. (Capital Goods)	18,801,585
426,000	Guangdong Investment Ltd. (Utilities)	813,524
1,082,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)	4,184,753
7,400	Huazhu Group Ltd. ADR (Consumer Services)	234,950
53,236,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	41,357,143
1,392,000	Jiangsu Expressway Co. Ltd. Class H (Transportation)	2,015,280
7,877,500	Jinke Properties Group Co. Ltd. Class A (Real Estate)	6,737,520
672,000	Kunlun Energy Co. Ltd. (Energy)	717,917
1,770,000	Logan Property Holdings Co. Ltd. (Real Estate)	2,408,877
3,497,000	Longfor Group Holdings Ltd. (Real Estate)	10,896,829
10,773,000	Luye Pharma Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)(c)	8,049,526
9,835,286	Maanshan Iron & Steel Co. Ltd. Class A (Materials)	5,326,222
14,466,000	Maanshan Iron & Steel Co. Ltd. Class H (Materials)	6,943,350
32,506,000	PetroChina Co. Ltd. Class H (Energy)	20,979,863
1,389,000	PICC Property & Casualty Co. Ltd. Class H (Insurance)	1,438,395
1,898,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	18,478,093
2,643,432	RiseSun Real Estate Development Co. Ltd. Class A (Real Estate)	3,642,648
180,700	Shanghai International Airport Co. Ltd. Class A (Transportation)	1,336,166
3,230,000	Shenzhen Expressway Co. Ltd. Class H (Transportation)	3,665,162
5,757,000	Shimao Property Holdings Ltd. (Real Estate)	16,393,947
496,500	Sinopec Engineering Group Co. Ltd. Class H (Capital Goods)	488,044

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,152,000	Sinopec Shanghai Petrochemical Co. Ltd. Class H (Materials)	$ 1,497,638
29,200	Sinopharm Group Co. Ltd. Class H (Health Care Equipment & Services)	130,497
1,492,500	Sinotruk Hong Kong Ltd. (Capital Goods)	2,764,376
2,125,900	Tencent Holdings Ltd. (Media & Entertainment)	94,633,625
1,244,000	Times China Holdings Ltd. (Real Estate)	1,628,091
2,521,000	Weichai Power Co. Ltd. Class H (Capital Goods)	3,402,437
1,656,000	West China Cement Ltd. (Materials)	237,164
1,422,500	Xtep International Holdings Ltd. (Consumer Durables & Apparel)	919,975
1,955,800	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(c)	7,965,110
3,050,000	Yuexiu Transport Infrastructure Ltd. (Transportation)	2,353,478
8,900	Yum China Holdings, Inc. (Consumer Services)	324,405

		640,415,398

Colombia – 0.8%
798,830	Ecopetrol SA ADR (Energy)	15,057,945
60,553	Interconexion Electrica SA ESP (Utilities)	271,465

		15,329,410

Czech Republic – 0.1%
802,317	Moneta Money Bank A/S (Banks)(c)	2,728,950

Greece – 0.2%
163,094	Motor Oil Hellas Corinth Refineries SA (Energy)	4,068,247

Hong Kong – 0.5%
276,000	China Water Affairs Group Ltd. (Utilities)	293,575
114,000	Haier Electronics Group Co. Ltd. (Consumer Durables & Apparel)*	327,502
6,820,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	8,306,991
1,212,000	Yuexiu REIT (REIT)	841,048

		9,769,116

India – 10.2%
59,708	Bajaj Holdings & Investment Ltd. (Diversified Financials)	2,393,602
35,026	Biocon Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	320,420
20,566	Container Corp. of India Ltd. (Transportation)	190,103
4,692,107	GAIL India Ltd. (Utilities)	21,962,173

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
150,710	Graphite India Ltd. (Capital Goods)	$ 1,202,411
1,372,071	HCL Technologies Ltd. (Software & Services)	19,434,574
318,302	Hindustan Unilever Ltd. (Household & Personal Products)	7,890,779
44,783	Indiabulls Housing Finance Ltd. (Banks)	420,572
3,889,920	Infosys Ltd. ADR (Software & Services)	42,011,136
4,542,412	JSW Steel Ltd. (Materials)	17,605,908
554,172	Jubilant Foodworks Ltd. (Consumer Services)	9,851,028
58,832	Jubilant Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	583,759
1,141,109	KPIT Engineering Ltd. (Automobiles & Components)*	1,310,061
1,068,210	KPIT Technologies Ltd. (Software & Services)	1,722,067
582,947	Mphasis Ltd. (Software & Services)	8,232,330
46,018	Nestle India Ltd. (Food, Beverage & Tobacco)	7,451,033
14,021	Page Industries Ltd. (Consumer Durables & Apparel)	4,618,033
45,067	Pfizer Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,929,809
22,094	Radico Khaitan Ltd. (Food, Beverage & Tobacco)	127,676
12,751	Sanofi India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,160,643
1,140,246	Tata Consultancy Services Ltd. (Software & Services)	32,344,388
895,443	Tech Mahindra Ltd. (Software & Services)	9,239,218
4,685	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	120,070
444,111	Torrent Power Ltd. (Utilities)	1,547,222
39,059	Wipro Ltd. (Software & Services)	203,193
200,600	WNS Holdings Ltd. ADR (Software & Services)*	9,787,274

		203,659,482

Indonesia – 3.5%
29,105,400	Astra International Tbk. PT (Automobiles & Components)	17,656,847
9,920,700	Bank Mandiri Persero Tbk. PT (Banks)	5,316,742
9,185,400	Bank Negara Indonesia Persero Tbk. PT (Banks)	5,993,088
93,556,100	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	25,932,805
27,239,400	Bukit Asam Tbk. PT (Energy)	8,427,729

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
496,400	Gudang Garam Tbk. PT (Food, Beverage & Tobacco)	$ 2,973,375
545,700	Hanjaya Mandala Sampoerna Tbk. PT (Food, Beverage & Tobacco)	149,721
892,500	Indo Tambangraya Megah Tbk. PT (Energy)	1,459,717
13,058,800	Perusahaan Gas Negara Persero Tbk. (Utilities)	2,412,207

		70,322,231

Malaysia – 0.4%
127,400	Hong Leong Financial Group Bhd. (Banks)	614,120
1,874,700	Malaysia Airports Holdings Bhd. (Transportation)	3,691,116
8,302,500	Supermax Corp. Bhd. (Health Care Equipment & Services)	3,081,636
1,189,300	Westports Holdings Bhd. (Transportation)	1,081,901

		8,468,773

Mexico – 3.2%
4,197,511	Alfa SAB de CV Class A (Capital Goods)	5,283,588
867,100	Banco del Bajio SA (Banks)(c)	1,808,362
308,405	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	616,415
903,039	Corp. Inmobiliaria Vesta SAB de CV (Real Estate)	1,264,672
2,124,731	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation)	11,822,426
74,800	Prologis Property Mexico SA de CV (REIT)	130,063
752,325	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	7,676,589
13,302,700	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	34,922,435

		63,524,550

Pakistan – 0.0%
684,000	Engro Fertilizers Ltd. (Materials)	375,755

Philippines – 0.3%
111,350	Globe Telecom, Inc. (Telecommunication Services)	4,330,871
1,760,900	LT Group, Inc. (Capital Goods)	524,746
71,270	Manila Electric Co. (Utilities)	501,361
495,710	Semirara Mining & Power Corp. (Energy)	225,453

		5,582,431

Poland – 2.1%
140,849	Asseco Poland SA (Software & Services)	1,817,729
186,313	Bank Polska Kasa Opieki SA (Banks)	5,544,922
89,902	Grupa Lotos SA (Energy)	2,247,744
2,667,427	Powszechny Zaklad Ubezpieczen SA (Insurance)	32,052,228

		41,662,623

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – 3.6%
20,494,790	Alrosa PJSC (Materials)	$ 30,950,367
341,089	Evraz plc (Materials)	2,234,343
172,570,000	Federal Grid Co. Unified Energy System PJSC (Utilities)	440,237
80,225	Globaltrans Investment plc GDR (Transportation)	794,228
56,015,000	Inter RAO UES PJSC (Utilities)	3,280,152
89,284	LUKOIL PJSC ADR (Energy)(b)	7,160,577
1,406,900	Magnitogorsk Iron & Steel Works PJSC (Materials)	932,594
141,197	Novolipetsk Steel PJSC GDR (Materials)	3,310,013
768,930	Severstal PJSC GDR (Materials)	11,733,872
146,490	Tatneft PJSC ADR (Energy)(b)	10,818,286
195,000	VEON Ltd. ADR (Telecommunication Services)	493,350

		72,148,019

Singapore – 0.3%
118,100	BOC Aviation Ltd. (Capital Goods)(c)	1,004,208
3,331,000	IGG, Inc. (Media & Entertainment)	5,066,748

		6,070,956

South Africa – 6.9%
240,100	Absa Group Ltd. (Banks)	3,369,410
420,617	African Rainbow Minerals Ltd. (Materials)	4,721,591
102,985	Anglo American Platinum Ltd. (Materials)	4,971,076
45,900	Assore Ltd. (Materials)	1,189,464
18,085	Bidvest Group Ltd. (The) (Capital Goods)	277,373
2,383	Capitec Bank Holdings Ltd. (Banks)	210,203
166,042	Emira Property Fund Ltd. (REIT)	197,792
22,446	Exxaro Resources Ltd. (Energy)	261,625
2,370,111	FirstRand Ltd. (Diversified Financials)	12,454,400
533,221	Growthpoint Properties Ltd. (REIT)	1,044,303
115,987	Kumba Iron Ore Ltd. (Materials)	2,985,553
308,328	Mr Price Group Ltd. (Retailing)	5,190,080
81,706	MTN Group Ltd. (Telecommunication Services)	534,589
159,763	Naspers Ltd. Class N (Media & Entertainment)	36,956,986
588,479	Nedbank Group Ltd. (Banks)	12,736,306
655,729	Netcare Ltd. (Health Care Equipment & Services)	1,234,276
4,523,018	Old Mutual Ltd. (Insurance)	7,984,803
578,872	Pick n Pay Stores Ltd. (Food & Staples Retailing)	3,031,018

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
190,800	RMB Holdings Ltd. (Diversified Financials)	$ 1,208,213
29,771	Santam Ltd. (Insurance)	682,474
695,939	Shoprite Holdings Ltd. (Food & Staples Retailing)	8,611,392
718,092	Standard Bank Group Ltd. (Banks)	10,609,602
119,321	Telkom SA SOC Ltd. (Telecommunication Services)	603,728
2,609,714	Truworths International Ltd. (Retailing)	15,883,513

		136,949,770

South Korea – 13.9%
9,071	AfreecaTV Co. Ltd. (Media & Entertainment)	339,615
648,771	Asiana Airlines, Inc. (Transportation)*	2,550,376
15,112	Binggrae Co. Ltd. (Food, Beverage & Tobacco)	930,366
193,511	Cheil Worldwide, Inc. (Media & Entertainment)	4,086,892
26,761	Coway Co. Ltd. (Consumer Durables & Apparel)	2,016,778
134,075	Daelim Industrial Co. Ltd. (Capital Goods)	12,861,885
13,937	DB Insurance Co. Ltd. (Insurance)	870,365
26,961	Doosan Corp. (Capital Goods)	2,858,159
16,110	F&F Co. Ltd. (Consumer Durables & Apparel)	616,587
52,896	Fila Korea Ltd. (Consumer Durables & Apparel)	2,273,182
42,740	GS Engineering & Construction Corp. (Capital Goods)	1,811,637
16,795	GS Retail Co. Ltd. (Food & Staples Retailing)	544,073
39,128	Hana Financial Group, Inc. (Banks)	1,406,907
146,232	Handsome Co. Ltd. (Consumer Durables & Apparel)	4,862,791
57,416	Hanjin Kal Corp. (Transportation)*	1,432,166
110,251	Hotel Shilla Co. Ltd. (Retailing)	7,624,750
100,807	Huons Global Co. Ltd. (Health Care Equipment & Services)	3,769,652
55,507	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)	3,118,975
41,908	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,406,584
26,526	Il Dong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	477,218
215,960	JYP Entertainment Corp. (Media & Entertainment)	5,595,715
214,919	KB Financial Group, Inc. (Banks)	9,234,493
163,977	Kia Motors Corp. (Automobiles & Components)	5,361,736

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
147,522	Korea Gas Corp. (Utilities)	$ 7,189,548
112,175	Korea Investment Holdings Co. Ltd. (Diversified Financials)	6,505,942
430,886	Korean Air Lines Co. Ltd. (Transportation)	14,114,086
216,703	Korean Reinsurance Co. (Insurance)	1,751,146
190,485	KT&G Corp. (Food, Beverage & Tobacco)	16,961,134
139,368	Kumho Petrochemical Co. Ltd. (Materials)	11,303,354
69,913	LF Corp. (Consumer Durables & Apparel)	1,555,401
4,724	LOTTE Fine Chemical Co. Ltd. (Materials)	193,172
14,764	Maeil Dairies Co. Ltd. (Food, Beverage & Tobacco)	1,019,740
3,541	Medy-Tox, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,658,554
143,623	Meritz Fire & Marine Insurance Co. Ltd. (Insurance)	2,865,619
127,469	Meritz Securities Co. Ltd. (Diversified Financials)	526,695
31,343	NICE Information Service Co. Ltd. (Commercial & Professional Services)	289,876
27,328	Samjin Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	942,678
38,237	Samsung C&T Corp. (Capital Goods)	4,136,922
208,918	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)(b)	20,445,755
1,399,775	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	58,362,405
354,003	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(a)	11,995,607
264,528	Samsung Engineering Co. Ltd. (Capital Goods)*	3,998,471
11,148	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	2,735,240
1,687	Samsung Fire & Marine Insurance Co. Ltd. (Preference) (Insurance)(a)	264,207
77,503	Samsung SDS Co. Ltd. (Software & Services)	15,641,790
177,105	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,842,962
126,401	Whanin Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,206,188
113,907	Woori Bank (Banks)	1,515,143
36,012	Youngone Corp. (Consumer Durables & Apparel)	1,122,226

		277,194,763

Shares	Description	Value

Common Stocks – (continued)
Taiwan – 9.8%
406,653	Acter Co. Ltd. (Capital Goods)	$ 2,322,749
2,225,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	2,196,094
2,460,000	Chailease Holding Co. Ltd. (Diversified Financials)	9,187,948
4,771,000	China Development Financial Holding Corp. (Banks)	1,567,159
1,078,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	2,395,397
531,000	Coretronic Corp. (Technology Hardware & Equipment)	796,072
446,000	CTBC Financial Holding Co. Ltd. (Banks)	303,700
936,000	Darfon Electronics Corp. (Technology Hardware & Equipment)	1,382,641
1,134,000	Elan Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	3,199,089
2,197,000	Far Eastern Department Stores Ltd. (Retailing)	1,180,568
559,000	Feng TAY Enterprise Co. Ltd. (Consumer Durables & Apparel)	3,562,550
133,000	Formosa Sumco Technology Corp. (Semiconductors & Semiconductor Equipment)*	550,719
125,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	144,260
91,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)*	231,125
1,098,000	Greatek Electronics, Inc. (Semiconductors & Semiconductor Equipment)	1,467,848
899,000	Holy Stone Enterprise Co. Ltd. (Technology Hardware & Equipment)	3,394,982
295,000	Kinik Co. (Capital Goods)	556,390
43,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	348,426
1,110,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	5,831,417
61,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	506,101
2,831,000	President Chain Store Corp. (Food & Staples Retailing)	30,069,157
982,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,817,576
1,753,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	9,606,699
3,233,800	Ruentex Industries Ltd. (Consumer Durables & Apparel)*	8,729,588

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,825,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)*	$ 4,015,121
672,000	Taichung Commercial Bank Co. Ltd. (Banks)	231,041
5,660,000	Taiwan High Speed Rail Corp. (Transportation)	5,794,957
1,075,800	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	40,471,596
2,649,000	Taiwan Styrene Monomer (Materials)	2,105,407
8,249,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	6,171,570
14,066,000	Uni-President Enterprises Corp. (Food, Beverage & Tobacco)	33,332,096
2,141,000	Walsin Lihwa Corp. (Capital Goods)	1,241,973
34,000	Yageo Corp. (Technology Hardware & Equipment)	371,769
4,208,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	2,354,404
3,085,000	Zhen Ding Technology Holding Ltd. (Technology Hardware & Equipment)	8,107,612

		196,545,801

Thailand – 0.9%
432,900	Electricity Generating PCL (Utilities)	3,634,064
163,700	Glow Energy PCL (Utilities)	484,074
4,514,800	Home Product Center PCL (Retailing)	2,258,498
1,325,800	Kiatnakin Bank PCL (Banks)	2,914,170
2,981,500	Krung Thai Bank PCL (Banks)	1,893,614
826,500	Krungthai Card PCL (Diversified Financials)	783,440
237,700	MBK PCL (Real Estate)	150,435
1,840,097	PTT Global Chemical PCL (Materials)	4,005,012
831,900	Thanachart Capital PCL (Banks)	1,433,979

		17,557,286

Turkey – 0.5%
430,127	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	7,516,254
31,569	Coca-Cola Icecek A/S (Food, Beverage & Tobacco)	201,982
192,882	Koza Altin Isletmeleri A/S (Materials)*	2,002,985
325,226	Koza Anadolu Metal Madencilik Isletmeleri A/S (Materials)*	421,937
118,906	Tekfen Holding A/S (Capital Goods)	567,184

		10,710,342

United Arab Emirates – 0.0%
357,327	Abu Dhabi Commercial Bank PJSC (Banks)	911,211

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 0.1%
55,233	Mondi Ltd. (Materials)	$ 1,373,451

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,787,931,337)		$1,955,407,126

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
31,314,298	2.364%	$ 31,314,298
(Cost $31,314,298)

TOTAL INVESTMENTS – 99.5% (Cost $1,819,245,635)		$1,986,721,424

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		9,880,223

NET ASSETS – 100.0%		$1,996,601,647

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	All or a portion of security is on loan.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,556,156, which represents approximately 1.1% of net assets as of January 31, 2019. The liquidity determination is unaudited.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Markets E-Mini Index	231	03/15/2019	$12,296,130	$705,580

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Australia – 7.7%
87,906	Altium Ltd. (Software & Services)	$ 1,606,343
234,975	ASX Ltd. (Diversified Financials)	10,910,247
1,305,391	Aurizon Holdings Ltd. (Transportation)	4,183,024
3,965,255	Beach Energy Ltd. (Energy)	5,216,180
37,506	BHP Group plc (Materials)	837,986
1,482,484	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	9,054,219
1,144,920	Crown Resorts Ltd. (Consumer Services)	9,976,838
1,599,163	Evolution Mining Ltd. (Materials)	4,668,380
512,026	Goodman Group (REIT)	4,357,811
136,566	Iluka Resources Ltd. (Materials)	868,233
295,432	Incitec Pivot Ltd. (Materials)	713,050
3,974,609	Insurance Australia Group Ltd. (Insurance)	20,535,396
20,089	Macquarie Group Ltd. (Diversified Financials)	1,708,524
3,944,442	Medibank Pvt Ltd. (Insurance)	7,519,810
2,485,776	Metcash Ltd. (Food & Staples Retailing)	4,485,793
4,079,688	Qantas Airways Ltd. (Transportation)	16,174,139
213,218	Regis Resources Ltd. (Materials)	806,919
237,243	Rio Tinto plc ADR (Materials)	13,349,664
2,582,759	Santos Ltd. (Energy)	12,185,987
121,258	SmartGroup Corp. Ltd. (Commercial & Professional Services)	925,721
209,742	Super Retail Group Ltd. (Retailing)	1,112,482
3,286,321	Telstra Corp. Ltd. (Telecommunication Services)	7,450,867
566,118	Vicinity Centres (REIT)	1,077,814
689,275	Wesfarmers Ltd. (Retailing)	16,169,412
1,682,827	Westpac Banking Corp. (Banks)	30,075,523
1,250,826	Woolworths Group Ltd. (Food & Staples Retailing)	26,727,643

		212,698,005

Austria – 0.6%
309,143	OMV AG (Energy)	15,371,449

Belgium – 0.6%
188,514	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	16,335,330

China – 0.5%
738,300	ENN Energy Holdings Ltd. (Utilities)	7,071,188
1,000,000	Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)	1,392,650
766,000	Towngas China Co. Ltd. (Utilities)*	610,459
530,000	Uni-President China Holdings Ltd. (Food, Beverage & Tobacco)	471,870

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,267,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	$ 5,504,926

		15,051,093

Denmark – 1.5%
73,665	Carlsberg A/S Class B (Food, Beverage & Tobacco)	8,433,476
141,915	GN Store Nord A/S (Health Care Equipment & Services)	6,117,451
410,169	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	19,223,015
52,317	Royal Unibrew A/S (Food, Beverage & Tobacco)	3,940,167
22,643	Sydbank A/S (Banks)	523,389
48,644	Vestas Wind Systems A/S (Capital Goods)	4,021,073

		42,258,571

Faroe Islands – 0.1%
50,880	Bakkafrost P/F (Food, Beverage & Tobacco)	2,645,046

Finland – 0.3%
22,227	DNA OYJ (Telecommunication Services)	468,288
43,761	Finnair OYJ (Transportation)	367,071
32,588	Fortum OYJ (Utilities)	740,658
45,213	Kesko OYJ Class B (Food & Staples Retailing)	2,601,678
14,008	Neste OYJ (Energy)	1,283,416
76,994	Nokian Renkaat OYJ (Automobiles & Components)	2,561,532
12,361	Tieto OYJ (Software & Services)	354,537

		8,377,180

France – 7.5%
212,155	Air Liquide SA (Materials)	25,755,519
127,694	Arkema SA (Materials)	12,098,689
188,516	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)	9,275,624
124,557	Eiffage SA (Capital Goods)	11,669,274
174,602	Electricite de France SA (Utilities)	2,890,103
344,819	Eutelsat Communications SA (Media & Entertainment)	7,312,471
148,658	Faurecia SA (Automobiles & Components)	6,503,711
124,239	Getlink SE (Transportation)	1,816,966
33,035	Kering SA (Consumer Durables & Apparel)(a)	16,567,813
112,514	Lagardere SCA (Media & Entertainment)	2,939,822
180,435	Legrand SA (Capital Goods)	10,690,141
10,064	Pernod Ricard SA (Food, Beverage & Tobacco)	1,669,752
749,178	Peugeot SA (Automobiles & Components)	18,845,891
57,125	Publicis Groupe SA (Media & Entertainment)	3,488,051
18,296	Rubis SCA (Utilities)	1,092,110
139,368	Safran SA (Capital Goods)	18,311,461

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
29,667	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	$ 2,578,594
9,532	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	1,050,670
320,896	Schneider Electric SE (Capital Goods)	22,822,659
36,575	SCOR SE (Insurance)	1,539,068
101,063	Teleperformance (Commercial & Professional Services)	17,393,048
143,034	TOTAL SA (Energy)	7,841,288
210,783	Veolia Environnement SA (Utilities)	4,452,931

		208,605,656

Germany – 9.2%
114,092	adidas AG (Consumer Durables & Apparel)	27,147,197
100,331	Allianz SE (Registered) (Insurance)	21,287,494
14,070	Axel Springer SE (Media & Entertainment)	861,481
196,852	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	14,920,564
19,574	CANCOM SE (Software & Services)	759,837
99,619	Continental AG (Automobiles & Components)	15,743,440
287,089	Covestro AG (Materials)(b)	15,864,434
767,626	Deutsche Lufthansa AG (Registered) (Transportation)	19,379,547
2,059,809	E.ON SE (Utilities)	22,897,621
588,428	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	13,817,233
158,228	Freenet AG (Telecommunication Services)	3,369,469
228,133	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	16,779,219
364,861	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	18,918,042
29,300	Hannover Rueck SE (Insurance)	4,228,978
137,190	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	3,051,583
29,471	Jenoptik AG (Technology Hardware & Equipment)	954,035
23,915	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	5,336,881
16,995	Nemetschek SE (Software & Services)	2,181,193
702,238	ProSiebenSat.1 Media SE (Media & Entertainment)	12,535,360
6,325	Rheinmetall AG (Capital Goods)	656,980
852,834	RWE AG (Utilities)	21,211,380

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
25,223	RWE AG (Preference) (Non-Voting) (Utilities)(c)	$ 619,039
60,459	Siemens AG (Registered) (Capital Goods)	6,638,268
110,493	Software AG (Software & Services)	4,014,371
227,605	Telefonica Deutschland Holding AG (Telecommunication Services)	797,951

		253,971,597

Hong Kong – 1.4%
1,088,500	CLP Holdings Ltd. (Utilities)	12,677,830
612,700	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	19,170,846
177,500	Power Assets Holdings Ltd. (Utilities)	1,195,735
484,000	Shangri-La Asia Ltd. (Consumer Services)	632,016
56,500	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	329,821
754,000	Wheelock & Co. Ltd. (Real Estate)	4,833,612

		38,839,860

Italy – 2.9%
6,929,738	A2A SpA (Utilities)	12,644,189
152,512	Enav SpA (Transportation)(b)	780,747
1,840,756	Eni SpA (Energy)	31,211,562
154,451	Hera SpA (Utilities)	521,974
193,229	Italgas SpA (Utilities)	1,169,893
328,640	Moncler SpA (Consumer Durables & Apparel)	12,368,264
13,052	Reply SpA (Software & Services)	723,545
31,383	Technogym SpA (Consumer Durables & Apparel)(b)	363,888
3,114,303	Terna Rete Elettrica Nazionale SpA (Utilities)	19,193,649
513,663	Unipol Gruppo SpA (Insurance)	2,351,776

		81,329,487

Japan – 27.8%
481,900	AEON Financial Service Co. Ltd. (Diversified Financials)	9,345,683
103,500	Amada Holdings Co. Ltd. (Capital Goods)	1,041,714
45,400	ANA Holdings, Inc. (Transportation)	1,673,436
100,200	Aozora Bank Ltd. (Banks)	3,086,193
699,700	Asahi Kasei Corp. (Materials)	7,677,395
1,437,200	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	21,325,507
178,800	Benesse Holdings, Inc. (Consumer Services)	4,668,047
107,700	Central Japan Railway Co. (Transportation)	23,276,371
57,900	Chubu Electric Power Co., Inc. (Utilities)	916,473

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,400	Cosmo Energy Holdings Co. Ltd. (Energy)(a)	$ 326,010
11,200	Daiichikosho Co. Ltd. (Media & Entertainment)	529,091
95,800	DeNA Co. Ltd. (Media & Entertainment)	1,695,094
173,000	Dentsu, Inc. (Media & Entertainment)	8,206,098
247,000	East Japan Railway Co. (Transportation)	22,884,484
42,600	Ebara Corp. (Capital Goods)	1,175,826
222,200	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,253,055
216,800	Fancl Corp. (Household & Personal Products)	4,685,514
85,000	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	3,652,122
71,300	Fujitsu Ltd. (Software & Services)	4,785,328
23,500	Geo Holdings Corp. (Retailing)	360,324
31,800	Heiwa Corp. (Consumer Durables & Apparel)	671,887
764,100	Hitachi Ltd. (Technology Hardware & Equipment)	24,037,424
601,400	Honda Motor Co. Ltd. (Automobiles & Components)	18,055,215
62,000	IHI Corp. (Capital Goods)	1,963,641
649,800	ITOCHU Corp. (Capital Goods)	11,920,064
474,300	Japan Airlines Co. Ltd. (Transportation)	17,268,539
590,100	Japan Exchange Group, Inc. (Diversified Financials)	10,390,882
3,123	Japan Retail Fund Investment Corp. (REIT)	6,406,554
802,900	JFE Holdings, Inc. (Materials)	14,153,053
2,148,000	JXTG Holdings, Inc. (Energy)	11,732,653
279,900	Kansai Electric Power Co., Inc. (The) (Utilities)	4,260,503
94,700	KDDI Corp. (Telecommunication Services)	2,366,045
125,300	Kewpie Corp. (Food, Beverage & Tobacco)	2,847,786
189,900	Konami Holdings Corp. (Media & Entertainment)	8,721,542
135,600	Kyocera Corp. (Technology Hardware & Equipment)	7,637,365
94,100	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,804,067
20,400	Mandom Corp. (Household & Personal Products)	479,492
108,400	Marui Group Co. Ltd. (Retailing)	2,201,059
73,300	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	2,264,399
55,700	Medipal Holdings Corp. (Health Care Equipment & Services)	1,285,619

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,156,900	Mitsubishi Chemical Holdings Corp. (Materials)	$ 18,535,389
228,200	Mitsubishi Gas Chemical Co., Inc. (Materials)	3,609,357
222,900	Mitsubishi Heavy Industries Ltd. (Capital Goods)	8,618,575
5,542,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	29,728,455
436,200	Mitsui & Co. Ltd. (Capital Goods)	7,126,600
178,300	Mitsui Fudosan Co. Ltd. (Real Estate)	4,331,772
8,522,400	Mizuho Financial Group, Inc. (Banks)	13,988,304
241,900	MS&AD Insurance Group Holdings, Inc. (Insurance)	7,161,099
30,300	NET One Systems Co. Ltd. (Software & Services)	635,033
38,700	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	584,476
185	Nippon Building Fund, Inc. (REIT)	1,197,039
7,800	Nippon Shokubai Co. Ltd. (Materials)	517,021
320,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	13,790,615
11,100	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	318,137
22,900	Noevir Holdings Co. Ltd. (Household & Personal Products)	980,473
100,400	Nomura Research Institute Ltd. (Software & Services)	4,108,573
74,400	OKUMA Corp. (Capital Goods)	3,848,038
526,100	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,493,217
1,399,900	ORIX Corp. (Diversified Financials)	21,115,836
403,500	Osaka Gas Co. Ltd. (Utilities)	7,988,661
479,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	5,102,732
66,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,707,659
30,500	Round One Corp. (Consumer Services)	347,020
192,300	SAMTY Co. Ltd. (Real Estate)(a)	2,698,572
1,098,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,200,455
53,000	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,731,197

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,207,900	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	$ 17,023,035
429,500	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	18,701,716
229,500	Shikoku Electric Power Co., Inc. (Utilities)	2,908,252
323,400	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,946,573
269,500	SoftBank Group Corp. (Telecommunication Services)	21,226,834
55,900	Sompo Holdings, Inc. (Insurance)	2,107,664
160,100	Sony Corp. (Consumer Durables & Apparel)	8,022,122
17,100	St Marc Holdings Co. Ltd. (Consumer Services)	389,006
128,700	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	5,343,370
2,596,700	Sumitomo Chemical Co. Ltd. (Materials)	13,545,911
1,240,500	Sumitomo Corp. (Capital Goods)	19,207,315
440,400	Sumitomo Heavy Industries Ltd. (Capital Goods)	14,939,745
683,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	25,434,996
281,100	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	10,647,891
188,800	Takara Holdings, Inc. (Food, Beverage & Tobacco)	2,162,839
437,000	Teijin Ltd. (Materials)	7,552,624
12,200	Terumo Corp. (Health Care Equipment & Services)	696,524
51,900	TIS, Inc. (Software & Services)	2,336,253
114,300	Tohoku Electric Power Co., Inc. (Utilities)	1,549,633
455,600	Tokio Marine Holdings, Inc. (Insurance)	22,308,785
69,000	Tokyo Dome Corp. (Consumer Services)(a)	579,274
70,300	Toshiba Corp. (Capital Goods)	2,226,172
732,600	Toyota Motor Corp. (Automobiles & Components)	45,091,608
1,202	United Urban Investment Corp. (REIT)	1,919,111
33,900	Valor Holdings Co. Ltd. (Food & Staples Retailing)	823,286
3,949,400	Yahoo Japan Corp. (Media & Entertainment)	10,675,042
592,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	12,703,745

		769,565,185

Netherlands – 7.4%
709,979	ABN AMRO Group NV CVA (Banks)(b)	17,704,023
186,576	ASML Holding NV (Semiconductors & Semiconductor Equipment)	32,626,089
389,389	ASR Nederland NV (Insurance)	16,423,712

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
18,934	Euronext NV (Diversified Financials)(b)	$ 1,166,365
1,044,539	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	27,519,543
236,656	Koninklijke DSM NV (Materials)	22,131,168
4,157,555	Koninklijke KPN NV (Telecommunication Services)	12,781,245
437,700	NN Group NV (Insurance)	18,482,916
49,009	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	4,265,253
935,807	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*	886,405
524,818	Royal Dutch Shell plc Class A (Energy)	16,229,825
346,134	Royal Dutch Shell plc Class B (Energy)	10,747,004
39,861	Signify NV (Capital Goods)(b)	987,474
345,331	Wolters Kluwer NV (Commercial & Professional Services)	21,476,467

		203,427,489

New Zealand – 0.2%
519,102	a2 Milk Co. Ltd. (Food, Beverage & Tobacco)*	4,565,243

Norway – 1.6%
138,253	Austevoll Seafood ASA (Food, Beverage & Tobacco)	1,765,554
1,071,044	DNB ASA (Banks)	19,010,214
90,949	Kongsberg Gruppen ASA (Capital Goods)	1,267,790
502,873	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	4,021,440
245,212	MOWI ASA (Food, Beverage & Tobacco)	5,416,867
622,736	Orkla ASA (Food, Beverage & Tobacco)	5,033,156
35,380	Salmar ASA (Food, Beverage & Tobacco)	1,852,550
46,794	SpareBank 1 SR-Bank ASA (Banks)	506,604
472,772	Storebrand ASA (Insurance)	3,623,256
35,327	TGS NOPEC Geophysical Co. ASA (Energy)	1,047,271

		43,544,702

Portugal – 0.9%
2,819,546	EDP - Energias de Portugal SA (Utilities)	10,298,707
871,760	Galp Energia SGPS SA (Energy)	13,620,832

		23,919,539

Singapore – 0.5%
534,900	Singapore Exchange Ltd. (Diversified Financials)	3,041,664
388,400	United Overseas Bank Ltd. (Banks)	7,279,084

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
405,400	Venture Corp. Ltd. (Technology Hardware & Equipment)	$ 4,924,295

		15,245,043

Spain – 3.2%
327,359	ACS Actividades de Construccion y Servicios SA (Capital Goods)	13,547,483
3,828,402	Banco Bilbao Vizcaya Argentaria SA (Banks)	22,722,158
1,971,869	CaixaBank SA (Banks)	7,457,606
622,126	Enagas SA (Energy)	18,133,706
44,545	Masmovil Ibercom SA (Telecommunication Services)*	971,310
793,648	Merlin Properties Socimi SA (REIT)	10,647,413
1,906,442	Telefonica SA (Telecommunication Services)	16,398,421

		89,878,097

Sweden – 5.1%
447,940	Alfa Laval AB (Capital Goods)	10,155,627
147,209	Atlas Copco AB Class A (Capital Goods)*	3,840,588
95,217	Axfood AB (Food & Staples Retailing)	1,667,258
42,145	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	541,002
449,255	Boliden AB (Materials)*	11,244,064
30,470	Electrolux ABSeries B (Consumer Durables & Apparel)	720,987
124,270	Essity AB Class B (Household & Personal Products)	3,438,371
12,130	Fastighets AB Balder Class B (Real Estate)*	382,824
111,855	Sandvik AB (Capital Goods)	1,787,425
626,053	Skandinaviska Enskilda Banken AB Class A (Banks)	6,571,456
615,216	SSAB AB Class B (Materials)	2,059,877
160,148	Svenska Handelsbanken AB Class A (Banks)	1,741,585
976,399	Swedbank AB Class A (Banks)	22,180,316
364,019	Swedish Match AB (Food, Beverage & Tobacco)	16,308,804
297,557	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	7,024,283
58,677	Tele2 AB Class B (Telecommunication Services)	734,595
2,882,147	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	25,689,928
1,682,359	Volvo AB Class B (Capital Goods)	24,242,588

		140,331,578

Switzerland – 4.6%
1,077	Barry Callebaut AG (Registered) (Food, Beverage & Tobacco)	1,832,280

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
44,704	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	$ 1,502,464
16,318	Flughafen Zurich AG (Registered) (Transportation)	2,882,389
10,738	Galenica AG (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	490,317
7,363	Helvetia Holding AG (Registered) (Insurance)	4,359,170
331,977	Logitech International SA (Registered) (Technology Hardware & Equipment)	12,111,424
69,337	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	18,318,712
38,494	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,356,057
50,561	Oriflame Holding AG (Household & Personal Products)	1,124,753
158,541	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	42,177,573
27,695	Sonova Holding AG (Registered) (Health Care Equipment & Services)	5,197,682
7,367	Sunrise Communications Group AG (Telecommunication Services)*(b)	621,096
21,561	Swiss Life Holding AG (Registered) (Insurance)*	8,895,021
81,150	Swiss Re AG (Insurance)	7,782,662
129,538	Temenos AG (Registered) (Software & Services)*	17,485,603

		128,137,203

United Kingdom – 13.7%
614,245	3i Group plc (Diversified Financials)	6,855,428
63,452	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,105,952
202,571	Ashtead Group plc (Capital Goods)	5,138,214
410,672	Barratt Developments plc (Consumer Durables & Apparel)	2,904,739
102,269	Bellway plc (Consumer Durables & Apparel)	3,803,623
655,173	BP plc ADR (Energy)(d)	26,940,714
43,168	Britvic plc (Food, Beverage & Tobacco)	498,632
388,996	Burberry Group plc (Consumer Durables & Apparel)	9,195,467
445,151	Centrica plc (Utilities)	799,957
48,537	Daily Mail & General Trust plc Class A (Media & Entertainment)	385,786
623,407	Diageo plc (Food, Beverage & Tobacco)	23,793,238
3,878,106	Direct Line Insurance Group plc (Insurance)	17,141,371

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
834,116	Experian plc (Commercial & Professional Services)	$ 20,942,644
73,257	Fevertree Drinks plc (Food, Beverage & Tobacco)	2,474,571
1,208,334	Fiat Chrysler Automobiles NV (Automobiles & Components)*	20,676,890
415,922	Genel Energy plc (Energy)*	1,014,485
343,720	Great Portland Estates plc (REIT)	3,301,863
96,798	Halma plc (Technology Hardware & Equipment)	1,780,304
777,949	HSBC Holdings plc (Banks)	6,550,527
662,414	Imperial Brands plc (Food, Beverage & Tobacco)	21,988,224
3,755,545	International Consolidated Airlines Group SA (Transportation)	31,706,099
224,911	Intertek Group plc (Commercial & Professional Services)	14,513,328
395,012	J Sainsbury plc (Food & Staples Retailing)	1,479,105
3,882,726	Legal & General Group plc (Insurance)	13,228,072
7,319,140	Lloyds Banking Group plc (Banks)	5,579,855
1,843,633	National Grid plc (Utilities)	20,076,057
209,665	Next plc (Retailing)	13,334,429
1,500,431	Pearson plc (Media & Entertainment)	17,838,493
468,609	Persimmon plc (Consumer Durables & Apparel)	14,618,540
11,609	Reckitt Benckiser Group plc (Household & Personal Products)	893,251
403,076	Rolls-Royce Holdings plc (Capital Goods)*	4,685,135
1,123,109	Smith & Nephew plc (Health Care Equipment & Services)	21,157,939
155,229	SSP Group plc (Consumer Services)	1,358,664
702,516	Tate & Lyle plc (Food, Beverage & Tobacco)	6,341,474
1,668,418	Taylor Wimpey plc (Consumer Durables & Apparel)	3,617,548
207,826	Unilever plc ADR (Household & Personal Products)	10,931,648
1,077,911	Vodafone Group plc ADR (Telecommunication Services)	19,661,097

		378,313,363

United States – 0.4%
207,332	Carnival plc ADR (Consumer Services)(a)	11,793,044
7,858	Ferguson plc (Capital Goods)	526,197

		12,319,241

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,773,674,866)		$2,704,729,957

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
32,105,178	2.364%	$ 32,105,178
(Cost $32,105,178)

TOTAL INVESTMENTS – 98.9% (Cost $2,805,780,044)		$2,736,835,135

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		29,747,610

NET ASSETS – 100.0%		$2,766,582,745

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $37,978,344, which represents approximately 1.4% of net assets as of January 31, 2019. The liquidity determination is unaudited.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	295	03/15/2019	$10,642,948	$585,368
FTSE 100 Index	56	03/15/2019	5,069,859	171,787
Hang Seng Index	3	02/27/2019	536,277	8,078
MSCI Singapore Index	12	02/27/2019	319,522	(250)
SPI 200 Index	19	03/21/2019	2,003,990	84,161
TOPIX Index	33	03/07/2019	4,750,425	206,106

Total Futures Contracts				$1,055,250

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 8.7%
705,815	Accent Group Ltd. (Retailing)	$ 671,014
2,583,650	ALS Ltd. (Commercial & Professional Services)	13,681,295
1,756,080	Altium Ltd. (Software & Services)	32,089,589
1,628,267	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	1,493,668
18,063,408	Beach Energy Ltd. (Energy)	23,761,900
345,762	BWP Trust (REIT)	916,854
4,625,196	Charter Hall Group (REIT)	27,727,857
2,006,498	Charter Hall Retail REIT (REIT)	6,648,855
46,911	Collins Foods Ltd. (Consumer Services)	214,776
64,756	Corporate Travel Management Ltd. (Consumer Services)	1,109,051
344,154	Costa Group Holdings Ltd. (Food, Beverage & Tobacco)	1,390,741
2,137,160	Downer EDI Ltd. (Commercial & Professional Services)	11,116,072
11,620,918	Evolution Mining Ltd. (Materials)	33,924,532
1,403,713	G8 Education Ltd. (Consumer Services)	3,239,592
2,437,675	Genworth Mortgage Insurance Australia Ltd. (Banks)	3,941,828
1,613,187	Healius Ltd. (Health Care Equipment & Services)	3,423,651
173,913	IDP Education Ltd. (Consumer Services)	1,437,889
2,349,924	Iluka Resources Ltd. (Materials)	14,939,885
1,897,195	Independence Group NL (Materials)	6,069,058
2,866,032	Inghams Group Ltd. (Food, Beverage & Tobacco)(a)	9,595,484
8,545,978	Metcash Ltd. (Food & Staples Retailing)	15,421,938
257,170	Navitas Ltd. (Consumer Services)	1,051,792
1,398,717	New Hope Corp. Ltd. (Energy)	4,083,797
8,762,725	Nine Entertainment Co. Holdings Ltd. (Media & Entertainment)(a)	9,302,836
2,792,460	Northern Star Resources Ltd. (Materials)	17,849,341
7,241,214	Regis Resources Ltd. (Materials)	27,404,221
7,997,989	Saracen Mineral Holdings Ltd. (Materials)*	19,632,615
1,425,414	Sigma Healthcare Ltd. (Health Care Equipment & Services)	560,083
1,091,566	SmartGroup Corp. Ltd. (Commercial & Professional Services)	8,333,350
4,172,756	St Barbara Ltd. (Materials)	15,215,882
3,882,017	Super Retail Group Ltd. (Retailing)	20,590,415
70,714	Tassal Group Ltd. (Food, Beverage & Tobacco)	224,506
1,547,110	Vocus Group Ltd. (Telecommunication Services)*	3,803,484

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
1,669,746	Whitehaven Coal Ltd. (Energy)	$ 6,042,062

		346,909,913

Austria – 0.2%
16,824	CA Immobilien Anlagen AG (Real Estate)	601,966
18,202	EVN AG (Utilities)	294,572
162,907	S IMMO AG (Real Estate)	3,141,483
254,536	UNIQA Insurance Group AG (Insurance)	2,323,891
28,922	Vienna Insurance Group AG Wiener Versicherung Gruppe (Insurance)	701,145

		7,063,057

Belgium – 0.9%
57,598	Barco NV (Technology Hardware & Equipment)	7,045,793
2,907	Befimmo SA (REIT)	174,349
41,328	Cie d’Entreprises CFE (Capital Goods)	4,386,951
94,831	Cofinimmo SA (REIT)	12,538,493
67,011	D’ieteren SA/NV (Retailing)	2,538,980
5,865	Elia System Operator SA/NV (Utilities)	428,966
35,271	Gimv NV (Diversified Financials)	2,018,617
137,792	KBC Ancora (Diversified Financials)	6,165,739
28,193	Orange Belgium SA (Telecommunication Services)	539,549

		35,837,437

Canada – 0.1%
472,298	Entertainment One Ltd. (Media & Entertainment)	2,444,753

China – 0.0%
1,614,000	CITIC Telecom International Holdings Ltd. (Telecommunication Services)	588,190
186,000	Kerry Logistics Network Ltd. (Transportation)	291,701

		879,891

Denmark – 1.5%
1,006,554	GN Store Nord A/S (Health Care Equipment & Services)	43,388,962
51,322	Per Aarsleff Holding A/S (Capital Goods)	1,691,744
80,808	Royal Unibrew A/S (Food, Beverage & Tobacco)	6,085,918
146,652	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(b)	1,896,556
238,003	Spar Nord Bank A/S (Banks)	2,020,475
288,414	Sydbank A/S (Banks)	6,666,643

		61,750,298

Faroe Islands – 0.4%
285,204	Bakkafrost P/F (Food, Beverage & Tobacco)	14,826,604

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – 1.5%
255,837	Cramo OYJ (Capital Goods)	$ 4,884,421
197,785	DNA OYJ (Telecommunication Services)	4,167,019
538,023	Finnair OYJ (Transportation)	4,512,980
216,381	Kesko OYJ Class B (Food & Staples Retailing)	12,451,145
1,073,673	Ramirent OYJ (Capital Goods)	7,360,982
44,377	Sanoma OYJ (Media & Entertainment)	431,321
379,318	Tieto OYJ (Software & Services)	10,879,569
599,966	Valmet OYJ (Capital Goods)	13,517,678

		58,205,115

France – 3.1%
3,222,387	Air France-KLM (Transportation)*	40,535,866
292,721	Beneteau SA (Consumer Durables & Apparel)	4,148,571
346,172	Coface SA (Insurance)	3,179,350
151,995	Derichebourg SA (Commercial & Professional Services)	693,208
133,977	Gaztransport Et Technigaz SA (Energy)	11,316,584
139,498	IPSOS (Media & Entertainment)	3,236,507
76,498	Kaufman & Broad SA (Consumer Durables & Apparel)	3,086,813
1,191,252	Lagardere SCA (Media & Entertainment)	31,125,630
340,666	Neopost SA (Technology Hardware & Equipment)	8,550,327
264,487	Rubis SCA (Utilities)	15,787,545

		121,660,401

Germany – 8.3%
29,292	Aareal Bank AG (Banks)	947,204
36,161	ADO Properties SA (Real Estate)(b)	2,170,726
82,667	ADVA Optical Networking SE (Technology Hardware & Equipment)*	706,438
20,736	Amadeus Fire AG (Commercial & Professional Services)	2,070,477
710,649	Borussia Dortmund GmbH & Co. KGaA (Media & Entertainment)	7,311,391
392,640	CANCOM SE (Software & Services)	15,241,777
4,513	Carl Zeiss Meditec AG (Health Care Equipment & Services)	409,610
536,724	CTS Eventim AG & Co. KGaA (Media & Entertainment)	22,809,854
475,715	Deutsche EuroShop AG (Real Estate)	14,804,047
1,727,360	Deutsche Pfandbriefbank AG (Banks)(b)	19,510,368
1,405,196	Deutz AG (Capital Goods)	10,005,570
28,861	DIC Asset AG (Real Estate)	325,859

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
1,476,480	Evotec AG (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 34,670,118
1,027,167	Freenet AG (Telecommunication Services)	21,873,544
335,079	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	22,691,893
17,116	Hamborner REIT AG (REIT)	179,706
38,836	Hamburger Hafen und Logistik AG (Transportation)	865,243
129,612	Isra Vision AG (Technology Hardware & Equipment)	4,375,832
329,813	Jenoptik AG (Technology Hardware & Equipment)	10,676,698
335,397	Kloeckner & Co. SE (Capital Goods)	2,506,762
166,658	Nemetschek SE (Software & Services)	21,389,429
469,570	Rheinmetall AG (Capital Goods)	48,774,386
56,497	Siltronic AG (Semiconductors & Semiconductor Equipment)	5,612,932
495,736	Software AG (Software & Services)	18,010,807
1,385,475	TAG Immobilien AG (Real Estate)	35,016,216
140,692	Takkt AG (Retailing)	2,378,450
15,660	XING SE (Media & Entertainment)	4,690,238

		330,025,575

Hong Kong – 1.4%
5,964,000	Champion REIT (REIT)	4,533,911
43,600	Dah Sing Financial Holdings Ltd. (Banks)	241,664
4,720,000	Giordano International Ltd. (Retailing)	2,375,942
36,062,000	Haitong International Securities Group Ltd. (Diversified Financials)	12,681,495
1,388,000	Luk Fook Holdings International Ltd. (Retailing)	4,034,719
4,803,000	Melco International Development Ltd. (Consumer Services)	11,270,587
5,024,000	Shun Tak Holdings Ltd. (Capital Goods)	1,999,485
1,047,000	SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	1,243,043
212,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	100,398
195,000	Sunlight REIT (REIT)	135,770
14,615,000	Value Partners Group Ltd. (Diversified Financials)	10,861,347
5,262,000	Xinyi Glass Holdings Ltd. (Automobiles & Components)	6,409,294

		55,887,655

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 0.1%
305,989	Green REIT plc (REIT)	$ 506,432
705,937	UDG Healthcare plc (Health Care Equipment & Services)	5,374,242

		5,880,674

Israel – 0.9%
276,291	First International Bank of Israel Ltd. (Banks)	6,541,947
143,819	Harel Insurance Investments & Financial Services Ltd. (Insurance)	1,003,602
1,615,203	Israel Discount Bank Ltd. Class A (Banks)	5,712,718
1,042,964	Plus500 Ltd. (Diversified Financials)	21,024,585
165,434	Shufersal Ltd. (Food & Staples Retailing)	1,167,068

		35,449,920

Italy – 5.1%
21,923,928	A2A SpA (Utilities)	40,002,999
62,742	ACEA SpA (Utilities)	959,094
156,434	ASTM SpA (Transportation)	3,753,489
450,254	Banca Popolare di Sondrio SCPA (Banks)	1,201,335
147,018	Biesse SpA (Capital Goods)	3,430,977
16,844	De’ Longhi SpA (Consumer Durables & Apparel)	420,273
2,460,925	Enav SpA (Transportation)(b)	12,598,086
630,746	ERG SpA (Utilities)	12,357,795
4,121,409	Hera SpA (Utilities)	13,928,495
5,872,550	Iren SpA (Utilities)	14,403,202
5,330,929	Italgas SpA (Utilities)	32,275,779
24,403	Italmobiliare SpA (Capital Goods)	541,874
1,330,596	Maire Tecnimont SpA (Capital Goods)	5,340,650
108,658	Reply SpA (Software & Services)	6,023,519
7,191,628	Saras SpA (Energy)	15,323,236
379,775	Societa Iniziative Autostradali e Servizi SpA (Transportation)	5,845,141
903,983	Technogym SpA (Consumer Durables & Apparel)(b)	10,481,739
5,435,982	Unipol Gruppo SpA (Insurance)	24,888,322

		203,776,005

Japan – 33.1%
537,700	Adastria Co. Ltd. (Retailing)	9,881,098
512,400	ADEKA Corp. (Materials)	8,083,282
484,900	Advantest Corp. (Semiconductors & Semiconductor Equipment)	11,097,670
19,900	Aeon Fantasy Co. Ltd. (Consumer Services)	474,780
153,700	Alpen Co. Ltd. (Retailing)	2,358,784
276,200	AOKI Holdings, Inc. (Retailing)	3,253,274
672,900	Aoyama Trading Co. Ltd. (Retailing)	16,814,132
185,300	Arcland Sakamoto Co. Ltd. (Retailing)	2,330,418
43,200	Arcland Service Holdings Co. Ltd. (Consumer Services)	797,688

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
143,300	Arcs Co. Ltd. (Food & Staples Retailing)	$ 3,201,211
3,900	As One Corp. (Health Care Equipment & Services)	274,004
28,300	Autobacs Seven Co. Ltd. (Retailing)	473,844
499,900	Broadleaf Co. Ltd. (Software & Services)(a)	2,559,425
14,300	BRONCO BILLY Co. Ltd. (Consumer Services)	340,441
60,500	Canon Electronics, Inc. (Technology Hardware & Equipment)	994,641
92,000	Capcom Co. Ltd. (Media & Entertainment)	1,980,318
107,400	Cawachi Ltd. (Food & Staples Retailing)	2,108,624
38,700	Chiyoda Integre Co. Ltd. (Capital Goods)	678,342
4,580,500	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	24,450,170
161,900	cocokara fine, Inc. (Food & Staples Retailing)	7,511,021
195,200	Colowide Co. Ltd. (Consumer Services)	4,242,092
89,600	Computer Engineering & Consulting Ltd. (Software & Services)	1,589,817
517,200	Cosmo Energy Holdings Co. Ltd. (Energy)(a)	11,709,186
34,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	1,080,577
250,200	Daiichikosho Co. Ltd. (Media & Entertainment)	11,819,516
32,600	Dainichiseika Color & Chemicals Manufacturing Co. Ltd. (Materials)	835,147
5,217	Daiwa Office Investment Corp. (REIT)	34,891,912
1,252,000	DMG Mori Co. Ltd. (Capital Goods)	17,042,927
494,000	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	9,455,781
86,900	DTS Corp. (Software & Services)	3,075,769
339,600	Duskin Co. Ltd. (Commercial & Professional Services)	8,174,926
1,143,000	Ebara Corp. (Capital Goods)	31,548,583
636,800	EDION Corp. (Retailing)	6,463,557
253,200	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,845,531
543,000	Fancl Corp. (Household & Personal Products)	11,735,398
211,100	Fields Corp. (Consumer Durables & Apparel)(a)	1,479,065
1,290,700	Financial Products Group Co. Ltd. (Diversified Financials)	14,173,050
339,600	Fuji Corp. (Capital Goods)	4,432,396
312,900	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	9,872,569

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
343,500	Fuji Soft, Inc. (Software & Services)	$ 13,982,170
103,700	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	2,556,380
66,400	Fukui Computer Holdings, Inc. (Software & Services)	994,636
4,000	Fukuyama Transporting Co. Ltd. (Transportation)	160,870
58,100	Fuyo General Lease Co. Ltd. (Diversified Financials)	2,902,292
451,000	Geo Holdings Corp. (Retailing)	6,915,146
347,900	Glory Ltd. (Capital Goods)	8,643,108
224,800	Goldcrest Co. Ltd. (Real Estate)	3,411,977
39,000	Goldwin, Inc. (Consumer Durables & Apparel)	3,840,888
2,703,400	Gree, Inc. (Media & Entertainment)	12,273,481
133,200	GS Yuasa Corp. (Capital Goods)	2,780,310
34,500	Gunosy, Inc. (Software & Services)*(a)	764,480
359,100	H2O Retailing Corp. (Retailing)	5,053,870
4,826,500	Hachijuni Bank Ltd. (The) (Banks)	21,371,505
53,300	Haseko Corp. (Consumer Durables & Apparel)	591,169
1,332,700	Heiwa Corp. (Consumer Durables & Apparel)	28,157,965
7,677	Heiwa Real Estate REIT, Inc. (REIT)	8,714,327
81,600	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	2,724,714
1,546,700	Hokuetsu Corp. (Materials)	8,391,013
653,800	Hokuhoku Financial Group, Inc. (Banks)	7,494,879
93,300	Hokuriku Electric Power Co. (Utilities)*	821,224
966	Hulic Reit, Inc. (REIT)	1,586,989
853,200	Ibiden Co. Ltd. (Technology Hardware & Equipment)	12,437,715
8,979	Ichigo Office REIT Investment (REIT)	8,362,667
418,800	Ichiyoshi Securities Co. Ltd. (Diversified Financials)	3,476,369
1,549	Industrial & Infrastructure Fund Investment Corp. (REIT)	1,655,076
220,100	Ines Corp. (Software & Services)	2,672,569
180,300	Itochu Enex Co. Ltd. (Energy)	1,576,646
87,700	Jafco Co. Ltd. (Diversified Financials)	3,078,128
590,900	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	7,700,961
12,150	Japan Excellent, Inc. (REIT)	17,368,558
7,391	Japan Rental Housing Investments, Inc. (REIT)	5,810,962
6,500	Japan Steel Works Ltd. (The) (Capital Goods)	120,279

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,185,600	JVC Kenwood Corp. (Consumer Durables & Apparel)	$ 7,475,030
1,123,600	kabu.com Securities Co. Ltd. (Diversified Financials)	5,585,133
550,700	Kadokawa Dwango Corp. (Media & Entertainment)	5,978,313
51,900	Kanamoto Co. Ltd. (Capital Goods)	1,442,025
93,600	Kandenko Co. Ltd. (Capital Goods)	879,271
17,500	Kanematsu Corp. (Capital Goods)	210,690
31,800	Kanematsu Electronics Ltd. (Software & Services)	932,862
36,300	Kato Sangyo Co. Ltd. (Food & Staples Retailing)	1,061,314
3,588	Kenedix Office Investment Corp. (REIT)	24,642,098
1,105	Kenedix Retail REIT Corp. (REIT)	2,632,364
1,391,300	Kewpie Corp. (Food, Beverage & Tobacco)	31,621,110
79,400	Kinden Corp. (Capital Goods)	1,304,273
243,900	Kintetsu World Express, Inc. (Transportation)	3,535,867
952,200	Kitz Corp. (Capital Goods)	7,795,709
45,800	KLab, Inc. (Media & Entertainment)*	388,126
283,100	Kohnan Shoji Co. Ltd. (Retailing)	7,156,924
976,200	Kokuyo Co. Ltd. (Commercial & Professional Services)	14,255,616
94,900	Komeri Co. Ltd. (Retailing)	2,401,273
50,500	Konoike Transport Co. Ltd. (Transportation)	756,792
14,100	Kura Corp. (Consumer Services)	730,648
7,300	Kurabo Industries Ltd. (Consumer Durables & Apparel)	157,421
132,600	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	1,871,861
100,000	KYORIN Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,123,394
7,987	LaSalle Logiport REIT (REIT)	7,977,209
370,200	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	4,839,902
561,400	Maeda Corp. (Capital Goods)	5,546,111
486,000	Makino Milling Machine Co. Ltd. (Capital Goods)	19,897,277
334,400	Mandom Corp. (Household & Personal Products)	7,859,908
808,200	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	24,967,087
278,600	Meiko Network Japan Co. Ltd. (Consumer Services)	2,429,356
50,800	Milbon Co. Ltd. (Household & Personal Products)	2,041,755

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
32,100	Ministop Co. Ltd. (Food & Staples Retailing)	$ 576,927
2,410	Mirai Corp. (REIT)	4,229,304
27,100	Mitsubishi Research Institute, Inc. (Software & Services)	793,571
47,800	Mitsui E&S Holdings Co. Ltd. (Capital Goods)*	539,405
187,900	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	5,101,257
9,900	Mizuno Corp. (Consumer Durables & Apparel)	231,459
6,724	Mori Trust Sogo Reit, Inc. (REIT)	10,415,947
41,300	Morinaga & Co. Ltd. (Food, Beverage & Tobacco)	1,697,574
279,900	Nagase & Co. Ltd. (Capital Goods)	4,096,807
10,600	Nankai Electric Railway Co. Ltd. (Transportation)	283,867
247,700	NEC Networks & System Integration Corp. (Software & Services)	5,471,160
815,900	NET One Systems Co. Ltd. (Software & Services)	17,099,777
9,400	Nichias Corp. (Capital Goods)	162,999
1,368,400	Nichi-iko Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,666,606
98,700	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	3,042,819
172,500	Nihon Unisys Ltd. (Software & Services)	4,123,436
341,000	Nikkiso Co. Ltd. (Health Care Equipment & Services)	3,168,899
230,300	Nikkon Holdings Co. Ltd. (Transportation)	5,799,934
30,700	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	515,066
9,510,000	Nippon Light Metal Holdings Co. Ltd. (Materials)	21,102,706
261,200	Nippon Shokubai Co. Ltd. (Materials)	17,313,565
950,400	Nipro Corp. (Health Care Equipment & Services)	12,754,430
179,800	Nishimatsu Construction Co. Ltd. (Capital Goods)	4,191,775
278,100	Nishi-Nippon Financial Holdings, Inc. (Banks)	2,508,276
293,600	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	8,414,854
354,500	Nissin Kogyo Co. Ltd. (Automobiles & Components)	4,828,180
65,100	Noevir Holdings Co. Ltd. (Household & Personal Products)	2,787,284
1,043,600	North Pacific Bank Ltd. (Banks)	2,792,743
318,600	NSD Co. Ltd. (Software & Services)	6,767,258
9,900	OBIC Business Consultants Co. Ltd. (Software & Services)	366,011
62,600	Oiles Corp. (Capital Goods)	1,046,532

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
273,200	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	$ 3,528,703
201,550	Okinawa Electric Power Co., Inc. (The) (Utilities)	3,813,157
689,800	OKUMA Corp. (Capital Goods)	35,677,101
764	One REIT, Inc. (REIT)	1,941,487
24,600	PAL GROUP Holdings Co. Ltd. (Retailing)	677,839
200,200	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	8,394,146
229,800	PC Depot Corp. (Retailing)	933,983
9,619	Premier Investment Corp. (REIT)	11,749,643
129,800	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	2,457,606
23,500	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	730,306
622,100	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,773,679
1,787,800	Round One Corp. (Consumer Services)	20,341,045
58,900	Royal Holdings Co. Ltd. (Consumer Services)	1,436,414
19,500	Ryobi Ltd. (Capital Goods)	501,779
488,200	SAMTY Co. Ltd. (Real Estate)(a)	6,850,976
18,500	Sanki Engineering Co. Ltd. (Capital Goods)	193,094
619,000	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	31,898,314
489,100	SCSK Corp. (Software & Services)	19,791,183
465,000	Seiko Holdings Corp. (Consumer Durables & Apparel)	9,792,165
2,349,400	Seino Holdings Co. Ltd. (Transportation)	32,480,001
1,506	Sekisui House Reit, Inc. (REIT)	1,056,025
379,000	Shikoku Electric Power Co., Inc. (Utilities)	4,802,734
54,600	Shimachu Co. Ltd. (Retailing)	1,564,602
55,500	Shindengen Electric Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,204,171
948,500	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,539,997
404,700	Ship Healthcare Holdings, Inc. (Health Care Equipment & Services)	15,306,410
138,300	Sintokogio Ltd. (Capital Goods)	1,170,565
1,546,100	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	6,809,435

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
406,500	Sodick Co. Ltd. (Capital Goods)	$ 3,084,131
1,367,800	Sojitz Corp. (Capital Goods)	5,258,832
70,900	St Marc Holdings Co. Ltd. (Consumer Services)	1,612,895
11,600	Studio Alice Co. Ltd. (Consumer Services)	259,333
198,900	Sugi Holdings Co. Ltd. (Food & Staples Retailing)	8,257,936
51,900	Sumitomo Seika Chemicals Co. Ltd. (Materials)	2,058,049
125,000	Takara Holdings, Inc. (Food, Beverage & Tobacco)	1,431,965
2,482,000	Takara Leben Co. Ltd. (Real Estate)	7,788,729
21,800	Takeuchi Manufacturing Co. Ltd. (Capital Goods)	397,146
23,900	Tanseisha Co. Ltd. (Commercial & Professional Services)	254,532
684,300	TIS, Inc. (Software & Services)	30,803,435
7,700	Toei Animation Co. Ltd. (Media & Entertainment)	333,549
13,400	Toei Co. Ltd. (Media & Entertainment)	1,649,029
780,300	Toho Holdings Co. Ltd. (Health Care Equipment & Services)	19,113,648
862,700	Tokyo Dome Corp. (Consumer Services)(a)	7,242,601
731,700	Tokyo Tatemono Co. Ltd. (Real Estate)	8,897,321
34,200	Topy Industries Ltd. (Materials)	734,493
646,100	Tosei Corp. (Real Estate)	6,067,011
184,600	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,971,928
300,100	Toyo Tanso Co. Ltd. (Capital Goods)	6,391,733
1,274,800	Ube Industries Ltd. (Materials)	28,826,854
13,100	United Super Markets Holdings, Inc. (Food & Staples Retailing)	140,203
139,000	Unizo Holdings Co. Ltd. (Real Estate)	2,629,215
64,400	Valor Holdings Co. Ltd. (Food & Staples Retailing)	1,564,000
43,400	Vital KSK Holdings, Inc. (Health Care Equipment & Services)	442,119
224,800	Wacoal Holdings Corp. (Consumer Durables & Apparel)	6,095,929
268,900	Wakita & Co. Ltd. (Capital Goods)	2,861,085
36,900	Yellow Hat Ltd. (Retailing)	870,607
208,700	Yodogawa Steel Works Ltd. (Materials)	4,242,514
188,500	Yumeshin Holdings Co. Ltd. (Commercial & Professional Services)	1,424,007

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
413,900	Zenrin Co. Ltd. (Media & Entertainment)	$ 10,498,338
476,900	Zensho Holdings Co. Ltd. (Consumer Services)	11,018,520

		1,313,549,683

Netherlands – 2.9%
82,927	Aalberts Industries NV (Capital Goods)	2,904,519
7,633	ASM International NV (Semiconductors & Semiconductor Equipment)*	369,763
1,112,577	ASR Nederland NV (Insurance)	46,926,453
413,211	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	10,716,624
221,293	Euronext NV (Diversified Financials)(b)	13,632,001
305,729	Intertrust NV (Commercial & Professional Services)(b)	4,967,754
159,341	Koninklijke Volkerwessels NV (Capital Goods)	2,732,078
20,651	NSI NV (REIT)	869,846
4,510,574	Pharming Group NV (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	4,272,457
1,032,320	Signify NV (Capital Goods)(b)	25,573,596
349,050	SRH NV (Diversified Financials)*(a)(c)	—
39,548	Vastned Retail NV (REIT)	1,541,638

		114,506,729

New Zealand – 0.2%
3,197,399	Air New Zealand Ltd. (Transportation)	6,217,936

Norway – 3.4%
458,621	Austevoll Seafood ASA (Food, Beverage & Tobacco)	5,856,801
1,305,501	Elkem ASA (Materials)*(b)	3,795,093
425,389	Entra ASA (Real Estate)(b)	6,164,261
112,176	Golden Ocean Group Ltd. (Transportation)	576,866
1,836,320	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	14,684,923
29,575	Norwegian Air Shuttle ASA (Transportation)*(a)	452,212
607,128	Salmar ASA (Food, Beverage & Tobacco)	31,790,132
184,835	Scatec Solar ASA (Utilities)(b)	1,847,852
351,218	SpareBank 1 Nord Norge (Banks)	2,753,749
489,092	SpareBank 1 SMN (Banks)	5,027,453
44,023	SpareBank 1 SR-Bank ASA (Banks)	476,604
4,174,611	Storebrand ASA (Insurance)	31,993,614
433,340	TGS NOPEC Geophysical Co. ASA (Energy)	12,846,388
566,720	Tomra Systems ASA (Commercial & Professional Services)	14,724,308
197,780	Veidekke ASA (Capital Goods)	2,159,699

		135,149,955

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Portugal – 0.1%
680,857	NOS SGPS SA (Media & Entertainment)	$ 4,416,606
425,710	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	1,278,692

		5,695,298

Singapore – 0.2%
934,200	China Aviation Oil Singapore Corp. Ltd. (Energy)	807,839
961,100	Mapletree Commercial Trust (REIT)	1,257,506
6,028,610	Yanlord Land Group Ltd. (Real Estate)	5,700,073

		7,765,418

Spain – 2.5%
127,634	Applus Services SA (Commercial & Professional Services)	1,463,284
1,143,476	Cia de Distribucion Integral Logista Holdings SA (Transportation)	29,527,804
76,587	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	3,450,511
476,981	Euskaltel SA (Telecommunication Services)(b)	4,370,978
732,601	Global Dominion Access SA (Software & Services)*(b)	3,822,048
548,661	Lar Espana Real Estate Socimi SA (REIT)	5,284,559
30,191	Let’s GOWEX SA (Telecommunication Services)*(c)	—
241,781	Masmovil Ibercom SA (Telecommunication Services)*	5,272,066
2,833,865	Merlin Properties Socimi SA (REIT)	38,018,533
1,193,071	Prosegur Cia de Seguridad SA (Commercial & Professional Services)	6,458,493

		97,668,276

Sweden – 4.5%
397,000	AF AB Class B (Commercial & Professional Services)	6,997,933
1,618,080	Arjo AB Class B (Health Care Equipment & Services)	5,757,040
912,047	Axfood AB (Food & Staples Retailing)	15,970,026
671,352	Bilia AB Class A (Retailing)	5,906,237
285,222	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	3,661,303
211,191	Cloetta AB Class B (Food, Beverage & Tobacco)	560,218
106,759	Dios Fastigheter AB (Real Estate)	766,045
943,307	Fastighets AB Balder Class B (Real Estate)*	29,770,858

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
686,867	Hemfosa Fastigheter AB (Real Estate)	$ 6,096,410
449,936	Hexpol AB (Materials)	3,982,659
432,586	Klovern AB Class B (Real Estate)	526,868
1,494,672	Kungsleden AB (Real Estate)	11,346,369
496,230	Loomis AB Class B (Commercial & Professional Services)	17,804,271
818,184	Nobina AB (Transportation)(b)	5,611,460
219,765	Nolato AB Class B (Capital Goods)	10,119,471
173,933	Nyfosa AB (Real Estate)*	939,986
145,537	Peab AB (Capital Goods)	1,213,207
3,634,969	SAS AB (Transportation)*	9,827,443
3,245,406	SSAB AB Class B (Materials)	10,866,324
1,014,779	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	23,955,394
35,633	Trelleborg AB Class B (Capital Goods)	600,215
593,149	Wihlborgs Fastigheter AB (Real Estate)	7,738,407

		180,018,144

Switzerland – 4.5%
22,685	BKW AG (Utilities)	1,596,369
26,135	Bobst Group SA (Registered) (Capital Goods)	2,112,256
66,944	Cembra Money Bank AG (Diversified Financials)	5,780,925
579	Conzzeta AG (Registered) (Capital Goods)	504,220
224,332	Flughafen Zurich AG (Registered) (Transportation)	39,625,689
412,678	Galenica AG (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	18,843,630
7,916	Georg Fischer AG (Registered) (Capital Goods)	7,016,688
18,232	Helvetia Holding AG (Registered) (Insurance)	10,794,024
170,819	Implenia AG (Registered) (Capital Goods)	6,025,134
8,758	Inficon Holding AG (Registered) (Technology Hardware & Equipment)*	4,658,884
335	Intershop Holding AG (Real Estate)	167,522
13,306	Kardex AG (Registered) (Capital Goods)*	1,754,904
190,969	Logitech International SA (Registered) (Technology Hardware & Equipment)	6,967,068
1,049,501	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	13,562,092
229,958	Oriflame Holding AG (Household & Personal Products)	5,115,525
806	Schweiter Technologies AG (Capital Goods)	763,156

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
25,616	Siegfried Holding AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 9,035,308
273,881	Sunrise Communications Group AG (Telecommunication Services)*(b)	23,090,309
65,586	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	13,244,077
24,402	Valora Holding AG (Registered) (Retailing)*	6,485,059

		177,142,839

Ukraine – 0.5%
5,532,788	Ferrexpo plc (Materials)	18,791,757

United Kingdom – 14.7%
1,444,194	Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)	25,171,919
520,241	Aggreko plc (Commercial & Professional Services)	4,740,316
1,658,607	Ashmore Group plc (Diversified Financials)	8,803,661
3,374,842	B&M European Value Retail SA (Retailing)	14,370,384
384,028	Balfour Beatty plc (Capital Goods)	1,381,583
2,119,358	BBA Aviation plc (Transportation)	6,577,355
864,160	Bellway plc (Consumer Durables & Apparel)	32,140,132
65,832	Big Yellow Group plc (REIT)	828,101
861,635	Bodycote plc (Capital Goods)	8,608,635
394,262	Bovis Homes Group plc (Consumer Durables & Apparel)	5,242,227
289,863	Britvic plc (Food, Beverage & Tobacco)	3,348,196
512,328	Cineworld Group plc (Media & Entertainment)	1,758,274
400,068	Computacenter plc (Software & Services)	5,494,194
1,421,600	Daily Mail & General Trust plc Class A (Media & Entertainment)	11,299,297
712,215	Derwent London plc (REIT)	30,292,142
140,404	Dialog Semiconductor plc (Semiconductors & Semiconductor Equipment)*	4,104,925
165,428	Diploma plc (Capital Goods)	2,761,620
510,827	Domino’s Pizza Group plc (Consumer Services)	1,778,406
3,201,795	Drax Group plc (Utilities)	16,901,645
1,230,475	EI Group plc (Consumer Services)*	3,251,990
2,196,862	Electrocomponents plc (Technology Hardware & Equipment)	15,681,777
76,932	EMIS Group plc (Health Care Equipment & Services)	904,100

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
566,676	Fevertree Drinks plc (Food, Beverage & Tobacco)	$ 19,141,925
1,237,733	Grainger plc (Real Estate)	3,707,261
2,935,705	Great Portland Estates plc (REIT)	28,201,139
2,023,136	Greene King plc (Consumer Services)	15,960,039
792,521	Greggs plc (Consumer Services)	16,135,876
705,220	Halma plc (Technology Hardware & Equipment)	12,970,367
6,520,630	Hansteen Holdings plc (REIT)	7,881,090
12,413,347	Hays plc (Commercial & Professional Services)	24,614,204
64,534	Hiscox Ltd. (Insurance)	1,200,889
310,342	HomeServe plc (Commercial & Professional Services)	3,840,772
219,784	Howden Joinery Group plc (Capital Goods)	1,458,060
1,082,816	Ibstock plc (Materials)(b)	3,448,322
2,990,046	IG Group Holdings plc (Diversified Financials)	24,917,614
1,419,636	Inchcape plc (Retailing)	10,681,991
1,553,823	Indivior plc (Pharmaceuticals, Biotechnology & Life Sciences)*	2,315,015
914,924	Intermediate Capital Group plc (Diversified Financials)	12,213,465
2,859,472	JD Sports Fashion plc (Retailing)	17,389,334
15,290	Keller Group plc (Capital Goods)	104,082
171,101	Marston’s plc (Consumer Services)	212,604
6,087,848	Moneysupermarket.com Group plc (Retailing)	24,211,671
256,072	OneSavings Bank plc (Banks)	1,265,033
111,312	Oxford Biomedica plc (Pharmaceuticals, Biotechnology & Life Sciences)*	1,007,378
1,795,690	Paragon Banking Group plc (Banks)	9,780,436
537,290	Pennon Group plc (Utilities)	5,381,554
2,541,828	QinetiQ Group plc (Capital Goods)	10,115,173
1,842,827	Redrow plc (Consumer Durables & Apparel)	14,053,571
311,939	Rotork plc (Capital Goods)	1,125,911
787,883	Safestore Holdings plc (REIT)	5,962,645
1,661,090	Saga plc (Insurance)	2,375,798
2,897,156	Senior plc (Capital Goods)	8,601,677
367,535	Spectris plc (Technology Hardware & Equipment)	12,547,530
130,649	Spirax-Sarco Engineering plc (Capital Goods)	10,987,660
1,869,270	SSP Group plc (Consumer Services)	16,361,047
232,177	St Modwen Properties plc (Real Estate)	1,250,260
2,497,489	Tate & Lyle plc (Food, Beverage & Tobacco)	22,544,343

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
4,272,674	Tritax Big Box REIT plc (REIT)	$ 7,830,737
62,545	UNITE Group plc (The) (REIT)	746,975
766,210	Vesuvius plc (Capital Goods)	5,658,733
169,555	Victrex plc (Materials)	5,091,440
154,487	WH Smith plc (Retailing)	3,965,665
239,926	William Hill plc (Consumer Services)	555,316

		583,255,481

TOTAL COMMON STOCKS (Cost $3,922,456,093)		$3,920,358,814

Units	Description	Expiration Month	Value

Right* – 0.0%
United Kingdom – 0.0%
557,305	Tritax Big Box REIT plc (Real Estate)	02/2019	$ 71,150
(Cost $0)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,922,456,093)			$3,920,429,964

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
29,605,275	2.364%	$ 29,605,275
(Cost $29,605,275)

TOTAL INVESTMENTS – 99.5% (Cost $3,952,061,368)		$3,950,035,239

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		20,071,894

NET ASSETS – 100.0%		$3,970,107,133

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $161,824,779, which represents approximately 4.1% of net assets as of January 31, 2019. The liquidity determination is unaudited.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s net asset value (“NAV”). Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$136,949,770	$—
Asia	162,168,705	1,357,562,859	—
Europe	—	49,833,271	—
North America	63,524,550	—	—
South America	59,654,180	125,713,791	—
Securities Lending Reinvestment Vehicle	31,314,298	—	—

Total	$316,661,733	$1,670,059,691	$—

Derivative Type

Assets(b)
Futures Contracts	$705,580	$—	$—

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$838,701,181	$—
Australia and Oceania	13,349,664	203,913,584	—
Europe	61,798,712	1,574,647,575	—
North America	11,793,044	526,197	—
Securities Lending Reinvestment Vehicle	32,105,178	—	—

Total	$119,046,598	$2,617,788,537	$—

Derivative Type

Assets(b)
Futures Contracts	$1,055,500	$—	$—

Liabilities(b)
Futures Contracts	$(250)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$388,126	$1,413,144,441	$—
Australia and Oceania	—	353,127,849	—
Europe	—	2,151,324,795	—
North America	—	2,444,753	—
Securities Lending Reinvestment Vehicle	29,605,275	—	—

Total	$29,993,401	$3,920,041,838	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% (prior to February 21, 2018, GSAM may have received a management fee of up to 0.205%) on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments

January 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(a) – 5.0%
United States Treasury Bill
$250,000	0.000%	03/07/19	$ 249,444
(Cost $249,467)

Shares	Dividend Rate		Value

Investment Companies(b) – 94.1%
Dynamic – 47.8%
Goldman Sachs Alternative Premia Fund - Class R6 Shares
97,098		N/A	$ 824,358
Goldman Sachs Managed Futures Strategy Fund - Class R6 Shares
63,594		N/A	632,121
Goldman Sachs Tactical Exposure Fund - Class R6 Shares
98,819		N/A	926,926

			2,383,405

Equity – 13.0%
Goldman Sachs Emerging Markets Equity Fund - Class R6 Shares
12,326		N/A	250,598
Goldman Sachs Global Infrastructure Fund - Class R6 Shares
14,701		N/A	155,833
Goldman Sachs International Real Estate Securities Fund - Class R6 Shares
25,710		N/A	161,203
Goldman Sachs Real Estate Securities Fund - Class R6 Shares
5,671		N/A	82,290

			649,924

Fixed Income – 33.3%
Goldman Sachs Emerging Markets Debt Fund - Class R6 Shares
4,327		4.557%	51,708
Goldman Sachs Financial Square Government Fund - Institutional Shares
842,009		2.364	842,009
Goldman Sachs Local Emerging Markets Debt Fund - Class R6 Shares
44,909		5.166	267,206
Goldman Sachs Short-Term Conservative Income Fund - Class R6 Shares
49,916		2.865	500,653

			1,661,576

TOTAL INVESTMENT COMPANIES (Cost $4,774,928)			$4,694,905

TOTAL INVESTMENTS – 99.1% (Cost $5,024,395)			$4,944,349

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%			46,588

NET ASSETS – 100.0%			$4,990,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Represents affiliated funds.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	20,366	CHF	20,000	03/20/19	$159
	USD	7,694	HKD	60,000	03/20/19	33
	USD	8,399	SEK	75,000	03/20/19	78

TOTAL						$270

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	14,454	AUD	20,000	03/20/19	$(96)
	USD	22,413	CAD	30,000	03/20/19	(445)
	USD	4,615	DKK	30,000	03/20/19	(5)
	USD	80,396	EUR	70,000	03/20/19	(64)
	USD	44,991	GBP	35,000	03/20/19	(1,030)
	USD	62,876	JPY	7,000,000	03/20/19	(1,646)

TOTAL						$(3,286)

FUTURES CONTRACTS — At January 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	5	03/20/19	$612,344	$16,709
Mini MSCI EAFE Index	1	03/15/19	91,405	858
MSCI Emerging Markets Index	3	03/15/19	159,690	14,227

Total				$31,794

Short position contracts:
Euro Buxl 30 Year Bonds	(1)	03/07/19	(212,736)	(10,074)
Eurodollars	(14)	03/16/20	(3,411,625)	(9,895)

Total				$(19,969)

TOTAL FUTURES CONTRACTS				$11,825

SWAP CONTRACTS — At January 31, 2019, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2019(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 31	5.000%	5.000%	12/20/23	$666	$44,297	$41,111	$3,186

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

MSCBCSSB Index(c)	0.200%	MS & Co. Int. PLC	09/16/19	$1,001	$(44,057)

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made semi-annually.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(c)	The components are shown below.

A basket (MSCBCSSB) of options on equity indices

Description	Strike Price	Expiration Date	Contracts	Value	Weight

Call - S&P 500 Index	$2,735	02/28/2019	182	$(4,550)	10.32%
Put - S&P 500 Index	2,620	02/28/2019	264	(4,549)	10.32
Call - S&P 500 Index	2,530	02/01/2019	13	(2,197)	4.98
Put - S&P 500 Index	2,365	02/01/2019	87,880	(2,197)	4.98
Call - S&P 500 Index	2,660	02/08/2019	40	(2,104)	4.77
Put - S &P 500 Index	2,530	02/08/2019	2,158	(2,104)	4.77
Call - S&P 500 Index	2,690	02/15/2019	53	(2,061)	4.68
Put - S&P 500 Index	2,575	02/15/2019	393	(2,061)	4.68
Call - S&P 500 Index	2,695	02/22/2019	49	(2,052)	4.66
Put - S&P 500 Index	2,575	02/22/2019	250	(2,052)	4.66
Call - S&P 500 Index	2,610	02/28/2019	17	(1,855)	4.21
Put - S&P 500 Index	2,365	02/28/2019	773	(1,855)	4.21
Call - Euro Stoxx 50 Index	3,100	02/15/2019	27	(1,833)	4.16
Put - Euro Stoxx 50 Index	2,875	02/15/2019	1,528	(1,833)	4.16
Call - Euro Stoxx 50 Index	3,150	03/15/2019	31	(1,822)	4.14
Put - Euro Stoxx 50 Index	2,975	03/15/2019	120	(1,822)	4.14
Call - S&P 500 Index	2,765	03/29/2019	55	(1,775)	4.03
Put - S&P 500 Index	2,590	03/29/2019	60	(1,775)	4.03
Call - Euro Stoxx 50 Index	3,100	02/01/2019	8	(453)	1.03
Put - Euro Stoxx 50 Index	2,950	02/01/2019	4,530	(453)	1.03
Call - Euro Stoxx 50 Index	3,125	02/08/2019	11	(452)	1.03
Put - Euro Stoxx 50 Index	2,975	02/08/2019	411	(452)	1.03
Call - Euro Stoxx 50 Index	3,175	02/15/2019	21	(440)	1.00
Put - Euro Stoxx 50 Index	3,075	02/15/2019	45	(440)	1.00
Call - Euro Stoxx 50 Index	3,225	02/22/2019	41	(435)	0.99
Put - Euro Stoxx 50 Index	3,100	02/22/2019	22	(435)	0.99

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviations:
CDX.NA.HY Index 31	— CDX North America High Yield Index 31
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At January 31, 2019, the Fund had the following purchased options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	96.75	03/16/2020	1	$2,500	$1,800	$1,127	$673
Eurodollar Futures	97.13	03/18/2019	3	7,500	1,725	1,544	181
Eurodollar Futures	97.13	06/15/2020	2	5,000	2,350	1,555	795
Eurodollar Futures	97.13	09/14/2020	2	5,000	2,700	1,830	870
Eurodollar Futures	97.38	03/16/2020	6	15,000	3,600	3,694	(94)
Eurodollar Futures	97.50	06/15/2020	6	15,000	3,825	3,813	12
Eurodollar Futures	97.50	09/14/2020	6	15,000	4,800	4,658	142
Eurodollar Futures	97.50	12/14/2020	6	15,000	5,400	5,722	(322)
Eurodollar Futures	97.50	03/15/2021	6	15,000	6,150	6,765	(615)
Eurodollar Futures	97.50	06/14/2021	5	12,500	5,625	5,833	(208)
Eurodollar Futures	97.75	06/17/2019	1	2,500	18	2,752	(2,734)
Eurodollar Futures	97.75	09/16/2019	1	2,500	50	627	(577)
Eurodollar Futures	98.00	03/18/2019	3	7,500	19	6,145	(6,126)
Eurodollar Futures	99.00	03/18/2019	4	10,000	25	409	(384)
Eurodollar Futures	99.00	06/17/2019	2	5,000	13	205	(192)

TOTAL			54	$135,000	$38,100	$46,679	$(8,579)

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies. Investments in the Underlying Funds are valued at the NAV per share of the Institutional share class on the day of valuation. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC and centrally cleared derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Option Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Fund’s investment in credit default swaps may involve greater risks than if it had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, it could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of January 31, 2019:

ABSOLUTE RETURN MULTI-ASSET

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$249,444	$—	$—
Investment Companies	4,694,905	—	—

Total	$4,944,349	$—	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts(a)	$—	$270	$—
Futures Contracts(a)	31,794	—	—
Credit Default Swap Contracts(a)	—	3,186	—
Options Purchased	38,100	—	—

Total	$69,894	$3,456	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,286)	$—
Futures Contracts	(19,969)	—	—
Total Return Swap Contracts	—	(44,057)	—

Total	$(19,969)	$(47,343)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS ABSOLUTE RETURN MULTI-ASSET FUND

Schedule of Investments (continued)

January 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 26, 2019

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 26, 2019

*	Print the name and title of each signing officer under his or her signature.